UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07607

Morgan Stanley Variable Insurance Fund, Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-1886

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2023

Item 1 - Report to Shareholders

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Core Plus Fixed Income Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Investment Advisory Agreement Approval	27
Liquidity Risk Management Program	29
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example

Core Plus Fixed Income Portfolio

As a shareholder of the Core Plus Fixed Income Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Core Plus Fixed Income Portfolio Class I	$1,000.00	$1,027.20	$1,021.67	$3.17	$3.16	0.63%
Core Plus Fixed Income Portfolio Class II	1,000.00	1,025.60	1,020.43	4.42	4.41	0.88

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Fixed Income Securities (95.6%)
Agency Adjustable Rate Mortgage (0.0%) ‡
Federal National Mortgage Association, Conventional Pool: 12 Month USD LIBOR + 1.59%, 3.84%, 12/1/45	$10	$10
Agency Fixed Rate Mortgages (24.4%)
Federal Home Loan Mortgage Corp., Conventional Pools: 2.50%, 7/1/51 - 4/1/52	758	644
Federal Home Loan Mortgage Corporation, Conventional Pools: 2.00%, 10/1/51	53	41
Gold Pools: 3.50%, 1/1/44	263	245
4.00%, 12/1/41 - 10/1/44	286	273
5.41%, 7/1/37 - 8/1/37	10	10
5.44%, 1/1/37 - 2/1/38	39	40
5.46%, 8/1/37 - 1/1/38	26	28
5.50%, 8/1/37 - 11/1/37	39	40
5.52%, 10/1/37	5	5
5.62%, 12/1/36 - 8/1/37	43	44
6.00%, 8/1/37 - 5/1/38	8	9
7.50%, 5/1/35	13	14
8.00%, 8/1/32	8	9
8.50%, 8/1/31	12	12
Federal National Mortgage Association, Conventional Pools: 2.00%, 11/1/51	287	225
2.50%, 2/1/50 - 2/1/52	751	641
3.00%, 7/1/49	47	41
3.50%, 7/1/46 - 7/1/49	586	540
4.00%, 11/1/41 - 8/1/49	529	505
4.50%, 8/1/40 - 9/1/48	157	153
5.00%, 7/1/40	43	43
5.62%, 12/1/36	17	17
6.00%, 12/1/38	139	143
6.50%, 11/1/27 - 10/1/38	10	10
7.00%, 6/1/29	2	2
7.50%, 8/1/37	23	25
8.00%, 4/1/33	18	19
8.50%, 10/1/32	19	20
9.50%, 4/1/30	1	1
July TBA 2.50%, 7/1/53 (a)	850	721
3.50%, 7/1/53 (a)	2,825	2,574
4.00%, 7/1/53 (a)	1,225	1,150
4.50%, 7/1/53 (a)	4,225	4,061
5.00%, 7/1/53 (a)	1,900	1,862
5.50%, 7/1/53 (a)	5,125	5,102
Government National Mortgage Association, Various Pools: 3.50%, 11/20/40 - 7/20/46	233	217
4.00%, 7/15/44	82	79
5.00%, 12/20/48	10	9
		19,574
	Face Amount (000)		Value (000)
Asset-Backed Securities (8.9%)
AIMCO CLO, Series 2018-B 3 Month USD LIBOR + 1.10%, 6.36%, 1/15/32 (b)(c)		$625	$619
Allegro CLO XI Ltd., 3 Month USD LIBOR + 1.39%, 6.66%, 1/19/33 (b)(c)		250	248
American Homes 4 Rent Trust, 6.07%, 10/17/52 (b)		490	479
Benefit Street Partners CLO XX Ltd., 3 Month USD LIBOR + 1.17%, 6.43%, 7/15/34 (b)(c)		390	384
Blackbird Capital Aircraft Lease Securitization Ltd., 5.68%, 12/16/41 (b)		347	243
Cologix Canadian Issuer LP, 4.94%, 1/25/52 (b)	CAD	400	274
Cologix Data Centers US Issuer LLC, 3.30%, 12/26/51 (b)		$225	200
Falcon Aerospace Ltd., 3.60%, 9/15/39 (b)		149	127
GAIA Aviation Ltd., 7.00%, 12/15/44 (b)		362	191
Goodgreen Trust, 5.53%, 4/15/55 (b)		368	310
JOL Air Ltd., 4.95%, 4/15/44 (b)		223	159
Lunar 2021-1 Structured Aircraft Portfolio Notes, 2.64%, 10/15/46 (b)		295	257
Lunar Aircraft Ltd., 3.38%, 2/15/45 (b)		100	87
Mosaic Solar Loan Trust, 1.92%, 6/20/52 (b)		174	125
Newday Funding Master Issuer PLC, SOFR + 1.50%, 6.57%, 4/15/30 (b)(c)		500	496
NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.06%, 6.21%, 12/25/33 (c)		168	166
Octagon Investment Partners 51 Ltd., 3 Month USD LIBOR + 1.15%, 6.40%, 7/20/34 (b)(c)		900	883
Oxford Finance Funding LLC, 5.44%, 2/15/27 (b)		67	67
PMT Issuer Trust — FMSR, 1 Month USD LIBOR + 3.00%, 8.15%, 3/25/26 (b)(c)		650	629
SOFR30A + 4.19%, 9.26%, 6/25/27 (b)(c)		300	301
PRET 2021-NPL6 LLC, 2.49%, 7/25/51 (b)		121	112
Sculptor CLO XXVI Ltd., 3 Month USD LIBOR + 1.27%, 6.52%, 7/20/34 (b)(c)		840	825
			7,182

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Collateralized Mortgage Obligations — Agency Collateral Series (0.5%)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, IO 4.48%, 11/25/55 (c)	$1,050		$289
Federal Home Loan Mortgage Corporation, IO REMIC 6.00% - 1 Month USD LIBOR, 0.81%, 11/15/43 - 6/15/44 (d)	755		65
IO STRIPS 7.50%, 12/15/29	1		—	@
Federal National Mortgage Association, IO REMIC 6.00%, 5/25/33 - 7/25/33	90		18
IO STRIPS 9.00%, 11/25/26	—	@	—	@
IO STRIPS Series 356, Class 30 8.00%, 6/25/35 (c)	4		—	@
REMIC 7.00%, 9/25/32	14		15
Government National Mortgage Association, IO 0.68%, 8/20/58 (c)	1,812		16
5.00%, 2/16/41	40		8
			411
Commercial Mortgage-Backed Securities (8.8%)
BANK 2019-BNK21, IO 0.96%, 10/17/52 (c)	3,748		151
Citigroup Commercial Mortgage Trust, 3.62%, 12/10/41 (b)(c)	300		192
IO 0.87%, 11/10/48 (c)	2,250		30
1.02%, 9/10/58 (c)	4,123		61
Commercial Mortgage Trust, IO 0.81%, 10/10/47 (c)	2,175		12
1.08%, 7/15/47 (c)	1,978		10
Credit Suisse Mortgage Trust, 1 Month Term SOFR + 4.08%, 9.23%, 4/15/26 (b)(c)	474		462
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, IO 2.72%, 1/25/49 (c)	2,950		441
2.72%, 1/25/49 (c)	715		102
2.74%, 2/25/49 (c)	1,635		243
2.98%, 1/25/49 (c)	800		138
3.08%, 1/25/32 (c)	625		113
3.17%, 11/25/36 (c)	475		126
3.32%, 5/25/32 (c)	1,300		260
3.58%, 10/25/38 (c)	800		224
3.69%, 6/25/54 (c)	775		173
3.92%, 6/25/50 (c)	900		212
4.29%, 8/25/54 (c)	650		172
	Face Amount (000)		Value (000)
FREMF 2016-KF21 Mortgage Trust, 1 Month USD LIBOR + 5.25%, 10.44%, 7/25/26 (b)(c)		$42	$40
FREMF 2017-KF27 Mortgage Trust, 1 Month USD LIBOR + 4.35%, 9.54%, 12/25/26 (b)(c)		39	38
GS Mortgage Securities Trust, 4.71%, 8/10/46 (b)(c)		500	428
IO 0.83%, 9/10/47 (c)		4,008	23
1.36%, 10/10/48 (c)		4,392	95
Highways 2021 PLC, 3 Month GBP SONIA + 1.35%, 6.25%, 12/18/31 (b)(c)	GBP	300	368
JP Morgan Chase Commercial Mortgage Securities Trust, IO 0.65%, 4/15/46 (c)		$6,000	17
0.71%, 12/15/49 (c)		2,505	38
0.87%, 7/15/47 (c)		1,952	4
JPMBB Commercial Mortgage Securities Trust, IO 1.09%, 8/15/47 (c)		2,810	14
Last Mile Logistics Pan Euro Finance DAC, 3 Month EURIBOR + 1.90%, 5.26%, 8/17/33 (b)(c)	EUR	98	100
Life Mortgage Trust, 1 Month Term SOFR + 2.09%, 7.24%, 5/15/39 (b)(c)		$175	171
MF1 2021-W10X, 1 Month Term SOFR + 2.82%, 7.97%, 12/15/34 (b)(c)		475	437
MFT Mortgage Trust, 3.59%, 2/10/42 (b)(c)		200	124
MKT 2020-525M Mortgage Trust, 3.04%, 2/12/40 (b)(c)		200	82
Multifamily Connecticut Avenue Securities Trust, 1 Month USD LIBOR + 1.95%, 7.10%, 3/25/50 (b)(c)		13	13
Natixis Commercial Mortgage Securities Trust, 4.46%, 1/15/43 (b)(c)		200	158
1 Month Term SOFR + 2.28%, 7.43%, 7/15/36 (b)(c)		500	427
Real Estate Asset Liquidity Trust, IO 1.16%, 2/12/31 (b)(c)	CAD	3,403	104
SG Commercial Mortgage Securities Trust, 3.85%, 3/15/37 (b)(c)		$450	403
SLG Office Trust, IO 0.26%, 7/15/41 (b)(c)		3,650	56
Taubman Centers Commercial Mortgage Trust, 1 Month Term SOFR + 2.19%, 7.33%, 5/15/37 (b)(c)		450	439
WFRBS Commercial Mortgage Trust, 4.18%, 5/15/45 (b)(c)		385	367
			7,068

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (29.0%)
Basic Materials (1.0%)
Celanese U.S. Holdings LLC 6.17%, 7/15/27	$250	$249
Georgia-Pacific LLC 2.3%, 4/30/30 (b)	175	149
Newcastle Coal Infrastructure Group Pty Ltd. 4.4%, 9/29/27 (b)	275	251
NOVA Chemicals Corp. 4.25%, 5/15/29 (b)	165	135
		784
Communications (2.6%)
Alibaba Group Holding Ltd. 2.13%, 2/9/31	200	163
Amazon.com, Inc. 3.1%, 5/12/51	175	131
AT&T, Inc. 3.55%, 9/15/55	50	35
4.5%, 5/15/35	200	184
Charter Communications Operating LLC/ Charter Communications Operating Capital 2.8%, 4/1/31	150	121
3.5%, 3/1/42	400	268
Comcast Corp. 1.95%, 1/15/31	200	164
NBN Co. Ltd. 2.63%, 5/5/31 (b)	225	189
Rogers Communications, Inc. 4.55%, 3/15/52 (b)	275	221
Sirius XM Radio, Inc. 3.88%, 9/1/31 (b)	225	174
Spotify USA, Inc. 0.00%, 3/15/26	140	119
Verizon Communications, Inc. 1.75%, 1/20/31	400	316
		2,085
Consumer, Cyclical (1.6%)
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/29 (b)	160	156
Dick's Sporting Goods, Inc. 4.1%, 1/15/52	290	202
General Motors Co. 6.6%, 4/1/36	75	77
6.75%, 4/1/46	75	76
Lowe's Cos., Inc. 5.8%, 9/15/62	75	74
Macy's Retail Holdings LLC 5.88%, 3/15/30 (b)	80	72
Marriott International, Inc. 4.9%, 4/15/29	75	73
Peloton Interactive, Inc. 0.00%, 2/15/26	170	130
Resorts World Las Vegas LLC/ RWLV Capital, Inc. 4.63%, 4/16/29 (b)	200	165
	Face Amount (000)		Value (000)
Warnermedia Holdings, Inc. 4.28%, 3/15/32		$175	$155
5.05%, 3/15/42		100	84
			1,264
Consumer, Non-Cyclical (1.7%)
Anheuser-Busch InBev Worldwide, Inc. 4.6%, 4/15/48		73	68
Ashtead Capital, Inc. 5.55%, 5/30/33 (b)		250	244
BAT Capital Corp. 2.26%, 3/25/28		275	236
Centene Corp. 2.5%, 3/1/31		300	240
Grifols SA 2.25%, 11/15/27 (b)	EUR	200	198
HCA, Inc. 4.63%, 3/15/52 (b)		$225	185
JBS USA LUX SA/JBS USA Food Co./ JBS USA Finance, Inc. 2.5%, 1/15/27 (b)		225	197
			1,368
Energy (1.3%)
BP Capital Markets PLC 4.88%, 3/22/30 (e)		75	68
Energy Transfer LP 2.9%, 5/15/25		250	237
Enterprise Products Operating LLC 3.3%, 2/15/53		175	125
5.35%, 1/31/33		75	76
Global Partners LP/GLP Finance Corp. 7.0%, 8/1/27		80	78
Matador Resources Co. 5.88%, 9/15/26		121	117
ONEOK, Inc. 3.4%, 9/1/29		50	44
Rockies Express Pipeline LLC 3.6%, 5/15/25 (b)		100	95
Var Energi ASA 7.5%, 1/15/28 (b)		200	206
			1,046
Finance (11.7%)
Air Lease Corp. 2.1%, 9/1/28		25	21
American International Group, Inc. 5.13%, 3/27/33		175	171
Australia & New Zealand Banking Group Ltd. 2.57%, 11/25/35 (b)		200	152
Aviation Capital Group LLC 6.25%, 4/15/28 (b)		150	150
6.38%, 7/15/30 (b)		50	50
Banco de Credito e Inversiones SA 2.88%, 10/14/31 (b)		225	187
Banco Santander Chile 2.7%, 1/10/25 (b)		150	144
Banco Santander SA 4.18%, 3/24/28		200	187

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)	Value (000)
Finance (cont'd)
Bank Hapoalim BM 3.26%, 1/21/32 (b)	$225	$193
Bank of America Corp. 2.69%, 4/22/32	175	145
3.85%, 3/8/37	50	43
4.38%, 4/27/28	350	336
4.57%, 4/27/33	650	611
Bank of Ireland Group PLC 2.03%, 9/30/27 (b)	250	217
Bank of Montreal 3.09%, 1/10/37	150	118
BNP Paribas SA 2.59%, 1/20/28 (b)	450	403
BPCE SA 5.15%, 7/21/24 (b)	300	295
Capital One Financial Corp. 6.31%, 6/8/29	25	25
6.38%, 6/8/34	75	74
Charles Schwab Corp. 5.85%, 5/19/34	185	188
Citigroup, Inc. 3.06%, 1/25/33	325	271
3.79%, 3/17/33	125	110
5.5%, 9/13/25	150	149
CNO Financial Group, Inc. 5.25%, 5/30/29	95	90
Coinbase Global, Inc. 3.38%, 10/1/28 (b)	170	114
Goldman Sachs Group, Inc. 2.62%, 4/22/32	250	205
Grupo Aval Ltd. 4.38%, 2/4/30 (b)	200	157
HSBC Holdings Plc 3.8%, 3/11/25	450	441
JPMorgan Chase & Co. 2.55%, 11/8/32	250	205
SOFR + 1.85%, 5.35%, 6/1/34 (c)	650	655
Life Storage LP 2.4%, 10/15/31	125	99
Lincoln National Corp. 3.05%, 1/15/30	100	83
Macquarie Group Ltd. 2.87%, 1/14/33 (b)	125	100
Marsh & McLennan Cos., Inc. 5.88%, 8/1/33	125	133
Metropolitan Life Global Funding I 5.15%, 3/28/33 (b)	150	148
Nationwide Building Society 4.3%, 3/8/29 (b)	375	348
Nordea Bank Abp 5.38%, 9/22/27 (b)	200	198
Oversea-Chinese Banking Corp. Ltd. 1.83%, 9/10/30 (b)	200	182
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 3.88%, 3/1/31 (b)	170	138
	Face Amount (000)	Value (000)
Societe Generale SA 2.63%, 1/22/25 (b)	$225	$212
Toronto-Dominion Bank 8.13%, 10/31/82	200	204
Truist Financial Corp. SOFR + 2.36%, 5.87%, 6/8/34 (c)	300	300
U.S. Bancorp 5.85%, 10/21/33	200	200
UBS Group AG 6.54%, 8/12/33 (b)	250	256
United Overseas Bank Ltd. 3.86%, 10/7/32 (b)	325	305
UnitedHealth Group, Inc. 5.2%, 4/15/63	100	100
Wells Fargo & Co. 3.07%, 4/30/41	125	92
MTN 2.88%, 10/30/30	200	173
Westpac Banking Corp. 2.67%, 11/15/35	75	58
		9,436
Industrials (6.1%)
Airbnb, Inc. 0.00%, 3/15/26	130	114
Boeing Co. 3.25%, 2/1/35	150	122
Cheniere Energy Partners LP 5.95%, 6/30/33 (b)	75	75
Children's Health System of Texas 2.51%, 8/15/50	175	109
Crown Castle, Inc. 3.3%, 7/1/30	150	133
CVS Health Corp. 5.88%, 6/1/53	100	103
Delta Air Lines Pass Through Trust Series AA 3.2%, 10/25/25	150	147
Energy Transfer LP 4.75%, 1/15/26	75	73
Foundry JV Holdco LLC 5.88%, 1/25/34 (b)	275	274
Garda World Security Corp. 4.63%, 2/15/27 (b)	200	183
General Motors Financial Co., Inc. 5.8%, 6/23/28	425	424
GLP Capital LP/GLP Financing II, Inc. 5.38%, 4/15/26	125	122
Hyundai Capital America 1.8%, 1/10/28 (b)	250	211
5.6%, 3/30/28 (b)	250	249
Imperial Brands Finance PLC 3.13%, 7/26/24 (b)	350	338
Johns Hopkins University Series A 2.81%, 1/1/60	145	95
McLaren Health Care Corp. Series A 4.39%, 5/15/48	150	133

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Industrials (cont'd)
Medline Borrower LP 3.88%, 4/1/29 (b)		$150	$131
RingCentral, Inc. 0.00%, 3/15/26		125	104
Silgan Holdings, Inc. 1.4%, 4/1/26 (b)		200	177
Splunk, Inc. 1.13%, 6/15/27		150	130
Standard Industries, Inc. 2.25%, 11/21/26 (b)	EUR	125	121
Syngenta Finance NV 4.89%, 4/24/25 (b)		$300	294
Telefonica Emisiones SA 4.1%, 3/8/27		300	288
Uber Technologies, Inc. 0.00%, 12/15/25		145	133
Volkswagen Group of America Finance LLC 4.75%, 11/13/28 (b)		275	266
Vontier Corp. 2.4%, 4/1/28		250	209
Warnermedia Holdings, Inc. 5.39%, 3/15/62		150	122
			4,880
Technology (0.9%)
Dell International LLC/EMC Corp. 3.45%, 12/15/51 (b)		275	185
Intel Corp. 5.9%, 2/10/63		125	129
McAfee Corp. 7.38%, 2/15/30 (b)		150	131
Oracle Corp. 3.6%, 4/1/50		350	250
			695
Utilities (2.1%)
Duke Energy Indiana LLC 2.75%, 4/1/50		83	53
Enel Finance America LLC 2.88%, 7/12/41 (b)		200	132
Entergy Louisiana LLC 1.6%, 12/15/30		125	98
Eversource Energy 5.13%, 5/15/33		75	74
Fells Point Funding Trust 3.05%, 1/31/27 (b)		250	230
Jersey Central Power & Light Co. 2.75%, 3/1/32 (b)		150	124
Mississippi Power Co. 3.95%, 3/30/28		275	259
NextEra Energy Capital Holdings, Inc. 3.0%, 1/15/52		150	99
6.05%, 3/1/25		75	75
Northern States Power Co. 2.9%, 3/1/50		150	103
NRG Energy, Inc. 3.88%, 2/15/32 (b)		160	123
	Face Amount (000)	Value (000)
Public Service Enterprise Group, Inc. 2.45%, 11/15/31	$100	$81
Southern California Edison Co. 5.88%, 12/1/53	175	179
Virginia Electric & Power Co. 2.95%, 11/15/51	125	84
		1,714
		23,272
Mortgages — Other (17.4%)
Alternative Loan Trust, 5.50%, 2/25/36	5	3
1 Month USD LIBOR + 0.36%, 5.51%, 5/25/47 (c)	68	59
6.00%, 7/25/37	36	23
PAC 5.50%, 2/25/36	2	1
6.00%, 4/25/36	11	6
Banc of America Alternative Loan Trust, 1 Month USD LIBOR + 0.65%, 5.80%, 7/25/46 (c)	85	68
6.36%, 10/25/36 (c)	249	73
Banc of America Funding Trust, 5.25%, 7/25/37	12	11
6.00%, 7/25/37	12	10
Bayview MSR Opportunity Master Fund Trust, 3.00%, 11/25/51 (b)(c)	215	181
BBCMS Mortgage Trust, IO 0.64%, 12/15/55 (c)	2,566	99
Brean Asset Backed Securities Trust, 1.40%, 10/25/63 (b)(c)	236	202
1.75%, 10/25/61 (b)(c)	240	210
CFMT 2022-HB8 LLC, 3.75%, 4/25/25 (b)(c)	300	275
CFMT LLC, 3.25%, 9/25/37 (b)(c)	230	180
3.85%, 10/27/31 (b)(c)	350	318
ChaseFlex Trust, 6.00%, 2/25/37	309	128
CIM Trust, 2.50%, 7/1/51 (b)(c)	359	287
2.57%, 7/25/55 (b)	249	240
2.82%, 10/25/61 (b)	207	194
COLT 2021-RPL1 Trust, 1.67%, 9/25/61 (b)(c)	145	124
CSFB Mortgage-Backed Pass-Through Certificates, 6.50%, 11/25/35	752	166
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, 3.00%, 9/25/45 - 5/25/47	482	419
3.50%, 5/25/45 - 5/25/47	287	254
4.00%, 5/25/45	7	6
Flagstar Mortgage Trust, 2.50%, 9/25/51 (b)(c)	361	289
FMC GMSR Issuer Trust, 7.90%, 7/25/27 (b)	300	296

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Face Amount (000)		Value (000)
Mortgages — Other (cont'd)
GSR Mortgage Loan Trust, 5.75%, 1/25/37	$74		$47
Headlands Residential 2021-RPL1 LLC, 2.49%, 9/25/26 (b)(c)	350		326
Hundred Acre Wood Trust, 2.50%, 12/25/51 (b)(c)	470		376
Imperial Fund Mortgage Trust, 2.09%, 1/25/57 (b)(c)	461		388
JP Morgan Alternative Loan Trust, 6.00%, 12/25/35	31		22
JP Morgan Mortgage Trust, 4.40%, 6/25/37 (c)	24		19
6.00%, 6/25/37	—	@	—	@
Legacy Mortgage Asset Trust, 6.25%, 2/25/60 (b)	286		281
Lehman Mortgage Trust, 6.50%, 9/25/37	623		224
PMC PLS ESR Issuer LLC, 5.11%, 2/25/27 (b)	221		210
Preston Ridge Partners Mortgage LLC, 2.49%, 11/25/26 (b)	281		260
5.00%, 3/25/27 (b)	274		264
5.56%, 6/25/27 (b)	257		249
PRET 2022-NPL4 LLC, 6.56%, 8/25/52 (b)	242		238
Rate Mortgage Trust, 2.50%, 11/25/51 (b)(c)	510		408
Residential Accredit Loans, Inc. Trust, 6.00%, 4/25/36 - 1/25/37	21		16
Residential Asset Securitization Trust, 6.00%, 7/25/36	19		10
Seasoned Credit Risk Transfer Trust, 3.00%, 7/25/56 - 5/25/60	3,857		3,390
4.00%, 7/25/56 - 2/25/59 (c)	436		407
4.50%, 6/25/57	548		527
4.75%, 7/25/56 - 6/25/57 (b)(c)	696		636
Stanwich Mortgage Loan Co. LLC, 2.74%, 10/16/26 (b)	222		202
Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85%, 7.00%, 5/25/47 (b)(c)	920		865
TVC Mortgage Trust, 3.47%, 9/25/24 (b)	2		2
UWM Mortgage Trust, 2.50%, 8/25/51 (b)(c)	456		367
VOLT CV LLC, 2.49%, 11/27/51 (b)	154		142
			13,998
Municipal Bonds (1.1%)
Chicago O'Hare International Airport, IL, O'Hare International Airport Revenue Series 2010B 6.40%, 1/1/40	115		132
	Face Amount (000)		Value (000)
Illinois State Toll Highway Authority, IL, Highway Revenue, Build America Bonds Series A 6.18%, 1/1/34		$705	$768
			900
Sovereign (5.1%)
Australia Government Bond, 1.25%, 5/21/32	AUD	825	437
Dominican Republic International Bond, 13.63%, 2/3/33 (b)	DOP	16,000	360
Egypt Government International Bond, 6.38%, 4/11/31 (b)	EUR	200	121
Export-Import Bank of India, 3.25%, 1/15/30 (b)		$200	177
Indonesia Treasury Bond, 8.38%, 3/15/34	IDR	5,580,000	429
Italy Buoni Poliennali Del Tesoro, 0.65%, 10/28/27 (b)	EUR	600	627
Ivory Coast Government International Bond, 4.88%, 1/30/32 (b)		125	107
Mexican Bonos, Series M 7.75%, 5/29/31	MXN	12,500	691
Petroleos Mexicanos, 6.70%, 2/16/32		$448	341
Philippine Government International Bond, 4.20%, 3/29/47		200	173
Republic of South Africa Government Bond, 8.25%, 3/31/32	ZAR	15,048	672
			4,135
Supranational (0.4%)
Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (b)		$350	285
Total Fixed Income Securities (Cost $83,602)			76,835
	Shares
Short-Term Investments (21.4%)
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $8,185)		8,184,668	8,185
	Face Amount (000)
U.S. Treasury Securities (11.2%)
U.S. Treasury Bill, 5.01%, 11/30/23 (f)		$833	815
5.32%, 12/14/23 (f)		8,400	8,200
Total U.S. Treasury Securities (Cost $9,018)			9,015
Total Short-Term Investments (Cost $17,203)			17,200
Total Investments (117.0%) (Cost $100,804) (g)(h)			94,035
Liabilities in Excess of Other Assets (–17.0%)			(13,663)
Net Assets (100.0%)			$80,372

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Security is subject to delayed delivery.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Floating or variable rate securities: The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)  Inverse Floating Rate Security — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at June 30, 2023.

(e)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2023.

(f)  Rate shown is the yield to maturity at June 30, 2023.

(g)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and an swap agreement.

(h)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $529,000 and the aggregate gross unrealized depreciation is approximately $7,459,000, resulting in net unrealized depreciation of approximately $6,930,000.

CLO  Collateralized Loan Obligation.

EURIBOR  Euro Interbank Offered Rate.

IO  Interest Only Security.

LIBOR  London Interbank Offered Rate.

MTN  Medium Term Note.

PAC  Planned Amortization Class.

REMIC  Real Estate Mortgage Investment Conduit.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average.

STRIPS  Separate Trading of Registered Interest and Principal of Securities.

TBA  To Be Announced.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	126		$137	8/10/23	$	(— @)
Bank of America NA	GBP	656		$830	8/10/23		(3)
Goldman Sachs International		$213	NOK	2,247	8/10/23		(3)
JPMorgan Chase Bank NA	DOP	3,857		$70	8/10/23		1
JPMorgan Chase Bank NA	EUR	87		$94	8/10/23		(— @)
JPMorgan Chase Bank NA		$214	JPY	28,443	8/10/23		(16)
Royal Bank of Canada (UK)		$442	EUR	405	8/10/23		(— @)
UBS AG	AUD	672		$452	8/10/23		4
UBS AG	CAD	508		$378	8/10/23		(6)
UBS AG	IDR	6,513,007		$441	8/10/23		7
UBS AG	MXN	9,606		$531	8/10/23		(27)
UBS AG		$3	AUD	5	8/10/23		(— @)
UBS AG		$2	CAD	3	8/10/23		(— @)
UBS AG	ZAR	13,178		$710	8/10/23		12
Westpac Banking Corp.	EUR	1,671		$1,852	8/10/23		25
							$(6)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note (United States)	19	Sep-23	$1,900	$2,133	$(32)
U.S. Treasury 2 yr. Note (United States)	8	Sep-23	1,600	1,627	(19)
U.S. Treasury 5 yr. Note (United States)	50	Sep-23	5,000	5,355	(98)
U.S. Treasury Long Bond (United States)	45	Sep-23	4,500	5,711	(20)
U.S. Treasury Ultra Long Bond (United States)	35	Sep-23	3,500	4,767	53

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Core Plus Fixed Income Portfolio

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Short:
Euro-Buxl 30 yr. Bond (Germany)	1	Sep-23	EUR	(100)	$(153)	$(8)
German Euro-BTP Index (Germany)	3	Sep-23		(300)	(380)	(13)
U.S. Treasury 10 yr. Ultra Note (United States)	12	Sep-23		$(1,200)	(1,421)	10
						$(127)

Credit Default Swap Agreement:

The Fund had the following credit default swap agreement open at June 30, 2023:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Depreciation (000)
Morgan Stanley & Co. LLC* CDX.NA.HY.S40	NR	Buy	5.0%	Quarterly	6/20/28	$878	$(24)	$4	$(28)

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

@  Value is less than $500.

NR  Not rated.

AUD  — Australian Dollar

CAD  — Canadian Dollar

DOP  — Dominican Peso

EUR   — Euro

GBP   — British Pound

IDR   — Indonesian Rupiah

JPY   — Japanese Yen

MXN   — Mexican Peso

NOK   — Norwegian Krone

USD   — United States Dollar

ZAR   — South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Corporate Bonds	24.8%
Agency Fixed Rate Mortgages	20.8
Mortgages — Other	14.9
U.S. Treasury Securities	9.6
Investment Company	8.7
Asset-Backed Securities	7.6
Commercial Mortgage-Backed Securities	7.5
Other*	6.1
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with a value of approximately $21,547,000 and net unrealized depreciation of approximately $127,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $6,000. Also does not include an open swap agreement with unrealized depreciation of approximately $28,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $92,619)	$85,850
Investment in Security of Affiliated Issuer, at Value (Cost $8,185)	8,185
Total Investments in Securities, at Value (Cost $100,804)	94,035
Foreign Currency, at Value (Cost $1,026)	1,044
Receivable for Investments Sold	837
Receivable for Variation Margin on Futures Contracts	689
Interest Receivable	548
Receivable for Fund Shares Sold	78
Due from Broker	75
Receivable from Affiliate	56
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	49
Tax Reclaim Receivable	4
Other Assets	11
Total Assets	97,426
Liabilities:
Payable for Investments Purchased	16,380
Payable for Fund Shares Redeemed	364
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	55
Payable for Servicing Fees	54
Payable for Professional Fees	44
Deferred Capital Gain Country Tax	32
Payable for Custodian Fees	11
Payable for Variation Margin on Swap Agreements	6
Payable for Administration Fees	5
Payable for Transfer Agency Fees	2
Payable for Advisory Fees	1
Payable for Distribution Fees — Class II Shares	1
Other Liabilities	99
Total Liabilities	17,054
NET ASSETS	$80,372
Net Assets Consist of:
Paid-in-Capital	$91,514
Total Accumulated Loss	(11,142)
Net Assets	$80,372
CLASS I:
Net Assets	$68,175
Net Asset Value, Offering and Redemption Price Per Share Applicable to 7,857,606 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.68
CLASS II:
Net Assets	$12,197
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,384,408 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.81

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Core Plus Fixed Income Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$1,930
Dividends from Security of Affiliated Issuer (Note H)	302
Income from Securities Loaned — Net	4
Total Investment Income	2,236
Expenses:
Advisory Fees (Note B)	156
Servicing Fees (Note D)	60
Professional Fees	56
Administration Fees (Note C)	33
Custodian Fees (Note G)	24
Pricing Fees	23
Shareholder Reporting Fees	17
Distribution Fees — Class II Shares (Note E)	16
Transfer Agency Fees (Note F)	7
Directors' Fees and Expenses	3
Other Expenses	31
Total Expenses	426
Waiver of Advisory Fees (Note B)	(138)
Rebate from Morgan Stanley Affiliate (Note H)	(10)
Net Expenses	278
Net Investment Income	1,958
Realized Loss:
Investments Sold	(2,606)
Foreign Currency Forward Exchange Contracts	(333)
Foreign Currency Translation	(5)
Futures Contracts	(168)
Swap Agreements	(45)
Net Realized Loss	(3,157)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1)	3,227
Foreign Currency Forward Exchange Contracts	240
Foreign Currency Translation	16
Futures Contracts	(105)
Swap Agreements	31
Net Change in Unrealized Appreciation (Depreciation)	3,409
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	252
Net Increase in Net Assets Resulting from Operations	$2,210

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Core Plus Fixed Income Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,958	$3,035
Net Realized Loss	(3,157)	(6,019)
Net Change in Unrealized Appreciation (Depreciation)	3,409	(11,329)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,210	(14,313)
Dividends and Distributions to Shareholders:
Class I	—	(4,090)
Class II	—	(657)
Total Dividends and Distributions to Shareholders	—	(4,747)
Capital Share Transactions:(1)
Class I:
Subscribed	3,199	12,715
Distributions Reinvested	—	4,090
Redeemed	(7,384)	(15,846)
Class II:
Subscribed	854	1,115
Distributions Reinvested	—	657
Redeemed	(1,890)	(2,543)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,221)	188
Total Decrease in Net Assets	(3,011)	(18,872)
Net Assets:
Beginning of Period	83,383	102,255
End of Period	$80,372	$83,383
(1) Capital Share Transactions:
Class I:
Shares Subscribed	368	1,435
Shares Issued on Distributions Reinvested	—	467
Shares Redeemed	(850)	(1,732)
Net Increase (Decrease) in Class I Shares Outstanding	(482)	170
Class II:
Shares Subscribed	97	118
Shares Issued on Distributions Reinvested	—	74
Shares Redeemed	(214)	(272)
Net Decrease in Class II Shares Outstanding	(117)	(80)

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

Core Plus Fixed Income Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$8.45		$10.47		$11.72		$11.31		$10.63		$10.98
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.32		0.26		0.28		0.35		0.34
Net Realized and Unrealized Gain (Loss)	0.03		(1.80)		(0.29)		0.58		0.79		(0.41)
Total from Investment Operations	0.23		(1.48)		(0.03)		0.86		1.14		(0.07)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.37)		(0.46)		(0.33)		(0.46)		(0.28)
Net Realized Gain	—		(0.17)		(0.76)		(0.12)		—		—
Total Distributions	—		(0.54)		(1.22)		(0.45)		(0.46)		(0.28)
Net Asset Value, End of Period	$8.68		$8.45		$10.47		$11.72		$11.31		$10.63
Total Return(2)	2.72	%(3)	(14.33)%		(0.32)%		7.80%		10.88	%(4)	(0.65)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$68,175		$70,482		$85,556		$86,993		$92,157		$70,476
Ratio of Expenses Before Expense Limitation	0.98	%(5)	0.98%		0.82%		0.75%		0.77%		0.76%
Ratio of Expenses After Expense Limitation	0.63	%(5)(6)	0.64	%(6)	0.67	%(6)(7)	0.68	%(6)	0.69	%(6)	0.68	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.68	%(6)	N/A		N/A
Ratio of Net Investment Income	4.74	%(5)(6)	3.47	%(6)	2.35	%(6)	2.47	%(6)	3.16	%(6)	3.12	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.01%		0.01%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	191	%(3)	272%		399%		296%		231%		220%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 10.78%.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.65% for Class I shares. Prior to July 1, 2021, the maximum ratio was 0.70% for Class I shares.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

Core Plus Fixed Income Portfolio

	Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$8.59		$10.56		$11.68		$11.27		$10.59		$10.94
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.30		0.24		0.25		0.32		0.31
Net Realized and Unrealized Gain (Loss)	0.02		(1.82)		(0.30)		0.58		0.79		(0.41)
Total from Investment Operations	0.22		(1.52)		(0.06)		0.83		1.11		(0.10)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.28)		(0.30)		(0.30)		(0.43)		(0.25)
Net Realized Gain	—		(0.17)		(0.76)		(0.12)		—		—
Total Distributions	—		(0.45)		(1.06)		(0.42)		(0.43)		(0.25)
Net Asset Value, End of Period	$8.81		$8.59		$10.56		$11.68		$11.27		$10.59
Total Return(2)	2.56	%(3)	(14.58)%		(0.54)%		7.55%		10.61	%(4)	(0.91)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12,197		$12,901		$16,699		$94,060		$95,952		$91,733
Ratio of Expenses Before Expense Limitation	1.23	%(5)	1.23%		1.07%		1.00%		1.02%		1.01%
Ratio of Expenses After Expense Limitation	0.88	%(5)(6)	0.89	%(6)	0.92	%(6)(7)	0.93	%(6)	0.94	%(6)	0.93	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.93	%(6)	N/A		N/A
Ratio of Net Investment Income	4.49	%(5)(6)	3.21	%(6)	2.10	%(6)	2.22	%(6)	2.91	%(6)	2.87	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.02	%(5)	0.01%		0.01%		0.02%		0.01%		0.02%
Portfolio Turnover Rate	191	%(3)	272%		399%		296%		231%		220%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Performance was positively impacted by approximately 0.10% due to the receipt of proceeds from the settlement of class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class II shares would have been approximately 10.51%.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class II shares. Prior to July 1, 2021, the maximum ratio was 0.95% for Class II shares.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Core Plus Fixed Income Portfolio. The Fund seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgage	$—	$10	$—	$10
Agency Fixed Rate Mortgages	—	19,574	—	19,574
Asset-Backed Securities	—	7,182	—	7,182
Collateralized Mortgage Obligations - Agency Collateral Series	—	411	—	411
Commercial Mortgage - Backed Securities	—	7,068	—	7,068
Corporate Bonds	—	23,272	—	23,272
Mortgages - Other	—	13,998	—	13,998
Municipal Bonds	—	900	—	900
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Fixed Income Securities (cont'd)
Sovereign	$—	$4,135	$—	$4,135
Supranational	—	285	—	285
Total Fixed Income Securities	—	76,835	—	76,835
Short-Term Investments
Investment Company	8,185	—	—	8,185
U.S. Treasury Securities	—	9,015	—	9,015
Total Short-Term Investments	8,185	9,015	—	17,200
Foreign Currency Forward Exchange Contracts	—	49	—	49
Futures Contracts	63	—	—	63
Total Assets	8,248	85,899	—	94,147
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(55)	—	(55)
Futures Contracts	(190)	—	—	(190)
Credit Default Swap Agreement	—	(28)	—	(28)
Total Liabilities	(190)	(83)	—	(273)
Total	$8,058	$85,816	$—	$93,874

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference be-tween the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Port-folio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative trans-actions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counter-party to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$49
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	63	(a)
Total			$112

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(55)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(190	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	(28	)(a)
Total			$(273)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(333)
Interest Rate Risk	Futures Contracts	(168)
Credit Risk	Swap Agreements	(45)
Total		$(546)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$240
Interest Rate Risk	Futures Contracts	(105)
Credit Risk	Swap Agreements	31
Total		$166

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$49	$(55)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counter-parties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
JPMorgan Chase Bank NA	$1		$(1)	$—	$0
Royal Bank of Canada (UK)	—	@	—	—	—	@
UBS AG	23		(23)	—	0
Westpac Banking Corp.	25		—	—	25
Total	$49		$(24)	$—	$25

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$3	$—	$—	$3
Goldman Sachs International	3	—	—	3
JPMorgan Chase Bank NA	16	(1)	—	15
UBS AG	33	(23)	—	10
Total	$55	$(24)	$—	$31

@  Value is less than $500.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$7,814,000
Futures Contracts:
Average monthly notional value	$30,209,000
Swap Agreements:
Average monthly notional amount	$878,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2023, the Fund did not have any outstanding securities on loan.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the ex-change is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.375%	0.30%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.02% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or re-imburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class I shares and 0.90% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $138,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $13,044,000 and $19,145,000, respectively. For the six months ended June 30, 2023, purchases and sales of long-term U.S. Government securities were approximately $142,183,000 and $142,139,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $10,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$10,218	$20,932	$22,965	$302
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$8,185

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,240	$1,507	$8,540	$2,064

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,403	$—

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $3,155,000 and 3,555,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not dis-tributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 71.6%.

L. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

M. LIBOR Discontinuance or Unavailability Risk: The London Interbank Offering Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such new or alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR, which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments whose terms currently include (or previously included) LIBOR. While some LIBOR-based instruments contemplated a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate or replace LIBOR. Some of the Fund's investments may be so-called "tough legacy" LIBOR instruments which may not have effective alternative rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate ("SOFR") for tough legacy contracts. On

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as "synthetic LIBOR"), after June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a new or replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the Fund's investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

N. Subsequent Event: On April 10, 2023, the Directors of the Company approved a Plan of Liquidation with respect to the Fund. The Fund will suspend the offering of its shares to all investors at the close of business on or about July 26, 2023 and the liquidation is expected to occur on or about July 28, 2023 ("Liquidation Date"). Pursuant to the Fund's Plan of Liquidation, substantially all of the assets of the Fund will be liquidated, known liabilities of the Fund will be satisfied or provided for, the remaining proceeds will be distributed to the Fund's remaining shareholders of the record (in this case insurance company separate accounts) equal to their proportionate interest in the Fund, and all of the issued and outstanding shares of the Fund will be redeemed on the Liquidation Date.

26

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the five-year period but below its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and the Fund's total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

27

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCPFISAN
5833208 EXP 08.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Discovery Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	11
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Expense Example

Discovery Portfolio

As a shareholder of the Discovery Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Discovery Portfolio Class I	$1,000.00	$1,289.30	$1,020.13	$5.34	$4.71	0.94%
Discovery Portfolio Class II	1,000.00	1,288.30	1,019.64	5.90	5.21	1.04

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (95.9%)
Biotechnology (2.0%)
Intellia Therapeutics, Inc. (a)	16,207	$661
ProKidney Corp. (a)	74,674	836
Roivant Sciences Ltd. (a)	148,942	1,501
		2,998
Broadline Retail (8.2%)
Coupang, Inc. (Korea, Republic of) (a)	144,924	2,522
Global-e Online Ltd. (Israel) (a)	246,474	10,090
		12,612
Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	303,298	564
Commercial Services & Supplies (0.4%)
Aurora Innovation, Inc. (a)	200,680	590
Entertainment (5.1%)
ROBLOX Corp., Class A (a)	192,414	7,754
Financial Services (10.6%)
Adyen NV (Netherlands) (a)	4,436	7,682
Affirm Holdings, Inc. (a)	399,620	6,126
Toast, Inc., Class A (a)	104,360	2,355
		16,163
Ground Transportation (1.8%)
Grab Holdings Ltd., Class A (Singapore) (a)	798,239	2,738
Health Care Equipment & Supplies (0.3%)
Penumbra, Inc. N (a)	1,315	453
Health Care Providers & Services (3.2%)
Agilon health, Inc. (a)	282,203	4,893
Health Care Technology (3.7%)
Doximity, Inc., Class A (a)	168,001	5,715
Hotels, Restaurants & Leisure (6.2%)
DoorDash, Inc., Class A (a)	124,575	9,520
Information Technology Services (7.4%)
Cloudflare, Inc., Class A (a)	172,869	11,301
Leisure Products (1.5%)
Peloton Interactive, Inc., Class A (a)	291,672	2,243
Life Sciences Tools & Services (5.4%)
10X Genomics, Inc., Class A (a)	27,425	1,532
Illumina, Inc. (a)	36,132	6,774
		8,306
Media (8.4%)
Trade Desk, Inc., Class A (a)	166,733	12,875
Pharmaceuticals (4.5%)
Royalty Pharma PLC, Class A	222,569	6,842
Semiconductors & Semiconductor Equipment (0.2%)
Enphase Energy, Inc. (a)	1,565	262
	Shares	Value (000)
Software (16.3%)
Bills Holdings, Inc. (a)	60,790	$7,103
Gitlab, Inc., Class A (a)	82,610	4,222
HubSpot, Inc. (a)	4,460	2,373
MicroStrategy, Inc., Class A (a)	3,276	1,122
Procore Technologies, Inc. (a)	60,178	3,916
Samsara, Inc., Class A (a)	223,157	6,184
		24,920
Specialty Retail (10.3%)
Carvana Co. (a)	92,409	2,395
Chewy, Inc., Class A (a)	183,167	7,230
Floor & Decor Holdings, Inc., Class A (a)	36,332	3,777
Wayfair, Inc., Class A (a)	37,355	2,428
		15,830
Total Common Stocks (Cost $189,745)		146,579
Preferred Stock (1.4%)
Software (1.4%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $2,666; acquired 8/31/21)	36,279	2,085
Investment Company (1.4%)
Grayscale Bitcoin Trust (a) (Cost $4,221)	116,412	2,234
	No. of Warrants
Warrants (0.0%)‡
Chemicals (0.0%)‡
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $55)	16,415	4
	Shares
Short-Term Investments (2.0%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $2,505)	2,505,494	2,505
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	514,483	515
	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $9; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $9)	$9	9
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $19; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $19)	19	19

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (cont'd)
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $15; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $16)	$15	$15
		43
Total Securities held as Collateral on Loaned Securities (Cost $558)		558
Total Short-Term Investments (Cost $3,063)		3,063
Total Investments Excluding Purchased Options (100.7%) (Cost $199,750)		153,965
Total Purchased Options Outstanding (0.3%) (Cost $612)		412
Total Investments (101.0%) (Cost $200,362) Including $519 of Securities Loaned (e)(f)(g)		154,377
Liabilities in Excess of Other Assets (–1.0%)		(1,566)
Net Assets (100.0%)		$152,811

‡  Amount is less than 0.05%.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2023.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2023 amounts to approximately $2,085,000 and represents 1.4% of net assets.

(d)  At June 30, 2023, the Fund held a fair valued security valued at approximately $2,085,000, representing 1.4% of net assets. These holdings have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Securities are available for collateral in connection with purchased options.

(f)  The approximate fair value and percentage of net assets, $7,682,000 and 5.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(g)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,891,000 and the aggregate gross unrealized depreciation is approximately $61,876,000, resulting in net unrealized depreciation of approximately $45,985,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

Counterparty	Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	7.43	Jan-24	27,229,362	$27,229	$177		$128	$49
JPMorgan Chase Bank NA	USD/CNH	7.53	Jul-23	34,360,212	34,360	7		171	(164)
Standard Chartered Bank	USD/CNH	7.57	Aug-23	38,083,157	38,083	27		170	(143)
Standard Chartered Bank	USD/CNH	7.57	May-24	33,393,235	33,393	201		142	59
Goldman Sachs International	USD/CNH	7.87	Oct-23	291,150	291	—	@	1	(1)
						$412		$612	$(200)

@  Value is less than $500.

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	21.4%
Software	17.5
Financial Services	10.5
Specialty Retail	10.2
Media	8.3
Broadline Retail	8.2
Information Technology Services	7.3
Hotels, Restaurants & Leisure	6.2
Life Sciences Tools & Services	5.4
Entertainment	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Discovery Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $197,342)	$151,357
Investment in Security of Affiliated Issuer, at Value (Cost $3,020)	3,020
Total Investments in Securities, at Value (Cost $200,362)	154,377
Foreign Currency, at Value (Cost $1)	1
Receivable from Affiliate	14
Receivable for Fund Shares Sold	8
Receivable from Securities Lending Income	2
Other Assets	19
Total Assets	154,421
Liabilities:
Collateral on Securities Loaned, at Value	558
Due to Broker	400
Payable for Fund Shares Redeemed	324
Payable for Advisory Fees	185
Payable for Professional Fees	52
Payable for Servicing Fees	35
Payable for Administration Fees	10
Payable for Distribution Fees — Class II Shares	10
Payable for Custodian Fees	3
Payable for Transfer Agency Fees	1
Other Liabilities	32
Total Liabilities	1,610
NET ASSETS	$152,811
Net Assets Consist of:
Paid-in-Capital	$313,708
Total Accumulated Loss	(160,897)
Net Assets	$152,811
CLASS I:
Net Assets	$27,541
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,721,806 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$4.10
CLASS II:
Net Assets	$125,270
Net Asset Value, Offering and Redemption Price Per Share Applicable to 34,632,108 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$3.62
(1) Including:
Securities on Loan, at Value:	$519

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Discovery Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note H)	$133
Dividends from Securities of Unaffiliated Issuers	77
Income from Securities Loaned — Net	76
Total Investment Income	286
Expenses:
Advisory Fees (Note B)	521
Distribution Fees — Class II Shares (Note E)	142
Servicing Fees (Note D)	107
Professional Fees	82
Administration Fees (Note C)	56
Shareholder Reporting Fees	18
Custodian Fees (Note G)	9
Transfer Agency Fees (Note F)	5
Directors' Fees and Expenses	2
Pricing Fees	2
Registration Fees	1
Other Expenses	9
Total Expenses	954
Waiver of Advisory Fees (Note B)	(151)
Waiver of Distribution Fees — Class II Shares (Note E)	(85)
Rebate from Morgan Stanley Affiliate (Note H)	(6)
Net Expenses	712
Net Investment Loss	(426)
Realized Gain (Loss):
Investments Sold	(15,590)
Foreign Currency Translation	3
Net Realized Loss	(15,587)
Change in Unrealized Appreciation (Depreciation):
Investments	51,392
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	51,392
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	35,805
Net Increase in Net Assets Resulting from Operations	$35,379

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Discovery Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(426)	$(1,386)
Net Realized Loss	(15,587)	(97,680)
Net Change in Unrealized Appreciation (Depreciation)	51,392	(104,558)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,379	(203,624)
Dividends and Distributions to Shareholders:
Class I	—	(13,903)
Class II	—	(69,217)
Total Dividends and Distributions to Shareholders	—	(83,120)
Capital Share Transactions:(1)
Class I:
Subscribed	6,822	23,666
Distributions Reinvested	—	13,903
Redeemed	(8,081)	(21,791)
Class II:
Subscribed	6,133	21,019
Distributions Reinvested	—	69,217
Redeemed	(9,369)	(20,660)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,495)	85,354
Total Increase (Decrease) in Net Assets	30,884	(201,390)
Net Assets:
Beginning of Period	121,927	323,317
End of Period	$152,811	$121,927
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,901	3,170
Shares Issued on Distributions Reinvested	—	3,433
Shares Redeemed	(2,211)	(2,867)
Net Increase (Decrease) in Class I Shares Outstanding	(310)	3,736
Class II:
Shares Subscribed	1,993	3,325
Shares Issued on Distributions Reinvested	—	19,334
Shares Redeemed	(2,867)	(3,806)
Net Increase (Decrease) in Class II Shares Outstanding	(874)	18,853

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Consolidated Financial Highlights

Discovery Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$3.18		$17.04		$29.50		$13.05		$10.71		$12.10
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.04)		(0.19)		(0.17)		(0.07)		(0.08)
Net Realized and Unrealized Gain (Loss)	0.93		(9.83)		(1.27)		18.96		4.45		1.69
Total from Investment Operations	0.92		(9.87)		(1.46)		18.79		4.38		1.61
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.99)		(11.00)		(2.34)		(2.04)		(3.00)
Net Asset Value, End of Period	$4.10		$3.18		$17.04		$29.50		$13.05		$10.71
Total Return(3)	28.93	%(4)	(62.96)%		(11.06)%		152.30%		40.11%		10.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$27,541		$22,330		$56,135		$68,299		$30,739		$27,630
Ratio of Expenses Before Expense Limitation	1.17	%(5)	1.15%		1.06%		1.08%		1.11%		1.15%
Ratio of Expenses After Expense Limitation	0.94	%(5)(6)	0.94	%(6)	0.95	%(6)	0.95	%(6)	0.94	%(6)	0.94	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.95	%(6)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.53	)%(5)(6)	(0.68	)%(6)	(0.78	)%(6)	(0.86	)%(6)	(0.49	)%(6)	(0.59	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.00	%(7)	0.00	%(7)	0.01%		0.01%
Portfolio Turnover Rate	29	%(4)	49%		95%		112%		101%		89%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Consolidated Financial Highlights

Discovery Portfolio

	Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$2.81		$16.04		$28.41		$12.63		$10.42		$11.85
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.04)		(0.20)		(0.18)		(0.08)		(0.09)
Net Realized and Unrealized Gain (Loss)	0.82		(9.20)		(1.17)		18.30		4.33		1.66
Total from Investment Operations	0.81		(9.24)		(1.37)		18.12		4.25		1.57
Distributions from and/or in Excess of:
Net Realized Gain	—		(3.99)		(11.00)		(2.34)		(2.04)		(3.00)
Net Asset Value, End of Period	$3.62		$2.81		$16.04		$28.41		$12.63		$10.42
Total Return(3)	28.83	%(4)	(62.97)%		(11.19)%		152.04%		39.97%		10.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$125,270		$99,597		$267,182		$332,541		$133,224		$100,030
Ratio of Expenses Before Expense Limitation	1.42	%(5)	1.40%		1.31%		1.33%		1.36%		1.40%
Ratio of Expenses After Expense Limitation	1.04	%(5)(6)	1.04	%(6)	1.05	%(6)	1.05	%(6)	1.04	%(6)	1.04	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.05	%(6)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.63	)%(5)(6)	(0.78	)%(6)	(0.88	)%(6)	(0.96	)%(6)	(0.59	)%(6)	(0.69	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.01%		0.00	%(7)	0.00	%(7)	0.01%		0.01%
Portfolio Turnover Rate	29	%(4)	49%		95%		112%		101%		89%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Discovery Portfolio. The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Discovery Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented approximately $2,421,000 or approximately 1.58% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue

Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"), which clarifies the guidance in ASC Topic No. 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and introduces new disclosures related to such equity security. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security's fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by ASU 2022-03). In addition, ASU 2022-03 prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The new guidance is effective for public companies with annual reporting periods in fiscal years beginning after December 15, 2023, and interim periods in the following year, with early adoption permitted. At this time, management is currently evaluating the impact of ASU 2022-03.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$2,998	$—	$—	$2,998
Broadline Retail	12,612	—	—	12,612
Chemicals	564	—	—	564
Commercial Services & Supplies	590	—	—	590
Entertainment	7,754	—	—	7,754
Financial Services	8,481	7,682	—	16,163
Ground Transportation	2,738	—	—	2,738
Health Care Equipment & Supplies	453	—	—	453
Health Care Providers & Services	4,893	—	—	4,893
Health Care Technology	5,715	—	—	5,715
Hotels, Restaurants & Leisure	9,520	—	—	9,520
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Information Technology Services	$11,301	$—	$—	$11,301
Leisure Products	2,243	—	—	2,243
Life Sciences Tools & Services	8,306	—	—	8,306
Media	12,875	—	—	12,875
Pharmaceuticals	6,842	—	—	6,842
Semiconductors & Semiconductor Equipment	262	—	—	262
Software	24,920	—	—	24,920
Specialty Retail	15,830	—	—	15,830
Total Common Stocks	138,897	7,682	—	146,579
Preferred Stock
Software	—	—	2,085	2,085
Investment Company	2,234	—	—	2,234
Warrants	4	—	—	4
Call Options Purchased	—	412	—	412
Short-Term Investments
Investment Company	3,020	—	—	3,020
Repurchase Agreements	—	43	—	43
Total Short-Term Investments	3,020	43	—	3,063
Total Assets	$144,155	$8,137	$2,085	$154,377

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Stock (000)
Beginning Balance	$1,996
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	89
Realized gains (losses)	—
Ending Balance	$2,085
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$89

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2023:

	Fair Value at June 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$2,085	Market Transaction Method	Precedent Transaction	$60.00		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	15.8	x	Increase
			Discount for Lack of Marketability	15.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative trans-actions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$412	(a)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(76	)(a)

(a)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$412	(a)	$—

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$—	@	$—	$— @	$0
JPMorgan Chase Bank NA	184		—	(184)	0
Standard Chartered Bank	228		—	(20)	208
Total	$412		$—	$(204)	$208

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	111,095,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amount Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$519	(a)	$—	$519	(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $558,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Dis-closures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are ac-counted for as secured borrowings.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$558	$—	$—	$—	$558
Total Borrowings	$558	$—	$—	$—	$558
Gross amount of recognized liabilities for securities lending transactions					$558

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended December 31, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.52% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares and 1.05% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $151,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2023, this waiver amounted to approximately $85,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the

Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $39,053,000 and $42,306,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$4,571	$24,891	$(26,442)	$133
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$3,020

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,485	$77,635	$32,577	$115,730

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$3,131	$(3,131)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $39,808,000 and $54,246,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not dis-tributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

K. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 81.8%.

L. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFMCGSAN
5833167 EXP 08.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Emerging Markets Debt Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	16
Investment Advisory Agreement Approval	27
Liquidity Risk Management Program	29
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example

Emerging Markets Debt Portfolio

As a shareholder of the Emerging Markets Debt Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Debt Portfolio Class I	$1,000.00	$1,042.80	$1,019.39	$5.52	$5.46	1.09%
Emerging Markets Debt Portfolio Class II	1,000.00	1,041.30	1,019.14	5.77	5.71	1.14

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (95.5%)
Albania (1.8%)
Sovereign (1.8%)
Albania Government International Bond, 3.50%, 10/9/25	EUR	210	$220
5.90%, 6/9/28		1,558	1,667
			1,887
Angola (0.7%)
Sovereign (0.7%)
Angolan Government International Bond, 8.75%, 4/14/32		$851	718
Argentina (2.6%)
Corporate Bond (0.5%)
Provincia de Cordoba, 6.88%, 12/10/25 (a)		746	563
Sovereign (2.1%)
Argentina Bonar Bonds, 0.50%, 7/9/30 (a)		2,600	721
Argentine Republic Government International Bond, 1.00%, 7/9/29		1,770	577
3.50%, 7/9/41 (a)		1,200	388
3.88%, 1/9/38 (a)		1,019	362
Province of Salta Argentina, 8.50%, 12/1/27 (a)		103	79
Provincia del Chubut Argentina, 7.75%, 7/26/30 (a)		123	100
			2,227
			2,790
Armenia (0.2%)
Corporate Bond (0.2%)
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25		200	196
Azerbaijan (0.4%)
Sovereign (0.4%)
Republic of Azerbaijan International Bond, 3.50%, 9/1/32		550	472
Bahrain (1.7%)
Sovereign (1.7%)
Bahrain Government International Bond, 5.45%, 9/16/32		1,070	957
5.63%, 5/18/34		1,000	873
			1,830
Barbados (1.4%)
Sovereign (1.4%)
Barbados Government International Bond, 6.50%, 10/1/29		1,520	1,435
Benin (2.3%)
Sovereign (2.3%)
Benin Government International Bond, 4.88%, 1/19/32	EUR	250	208
4.95%, 1/22/35		1,600	1,238
6.88%, 1/19/52		1,298	1,006
			2,452
	Face Amount (000)	Value (000)
Bolivia (0.2%)
Sovereign (0.2%)
Bolivian Government International Bond, 5.95%, 8/22/23	$228	$212
Brazil (2.8%)
Corporate Bonds (2.8%)
Coruripe Netherlands BV, 10.00%, 2/10/27	1,060	675
Guara Norte Sarl, 5.20%, 6/15/34	610	535
Hidrovias International Finance Sarl, 4.95%, 2/8/31	580	465
MC Brazil Downstream Trading Sarl, 7.25%, 6/30/31	657	444
MV24 Capital BV, 6.75%, 6/1/34	578	522
Natura &Co. Luxembourg Holdings Sarl, 6.00%, 4/19/29 (b)	350	325
		2,966
Burkina Faso (0.7%)
Corporate Bond (0.7%)
Endeavour Mining PLC, 5.00%, 10/14/26	880	783
Cayman Islands (0.6%)
Corporate Bond (0.6%)
ABRA Global Finance, 6.00% Cash, 5.50% PIK, 3/2/28 (b)(c)	717	585
Chile (2.4%)
Corporate Bonds (1.5%)
AES Andes SA, 7.13%, 3/26/79	400	370
Inversiones CMPC SA, 6.13%, 6/23/33 (b)	200	201
Latam Airlines Group SA, 13.38%, 10/15/27 (b)	245	265
Liberty Latin America Ltd., 2.00%, 7/15/24	311	296
VTR Comunicaciones SpA, 4.38%, 4/15/29	434	222
5.13%, 1/15/28	400	209
		1,563
Sovereign (0.9%)
Chile Government International Bond, 2.45%, 1/31/31	500	432
2.55%, 7/27/33	200	164
3.50%, 1/25/50	550	415
		1,011
		2,574
China (0.7%)
Corporate Bonds (0.7%)
KWG Group Holdings Ltd., 7.88%, 8/30/24 (d)(e)	450	49
Meituan, 0.00%, 4/27/27	500	439

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont'd)
Shimao Group Holdings Ltd., 5.60%, 7/15/26		$1,218	$101
Sunac China Holdings Ltd., 8.35%, 4/19/23 (d)(e)		740	109
Times China Holdings Ltd., 5.55%, 6/4/24 (d)(e)		330	24
6.75%, 7/16/23 (d)(e)		280	67
			789
Colombia (1.0%)
Corporate Bonds (1.0%)
Aris Mining Corp., 6.88%, 8/9/26		830	611
Canacol Energy Ltd., 5.75%, 11/24/28		552	472
			1,083
Costa Rica (0.4%)
Corporate Bond (0.4%)
Liberty Costa Rica Senior Secured Finance, 10.88%, 1/15/31 (b)		430	426
Dominican Republic (1.8%)
Sovereign (1.8%)
Dominican Republic International Bond, 4.88%, 9/23/32		400	341
5.88%, 1/30/60		200	156
6.00%, 7/19/28 (b)		200	195
6.85%, 1/27/45 (b)		740	674
7.45%, 4/30/44 (b)		500	491
			1,857
Ecuador (0.6%)
Sovereign (0.6%)
Ecuador Government International Bond, 1.50%, 7/31/40 (a)		265	83
1.50%, 7/31/40 (a)(b)		300	94
2.50%, 7/31/35 (a)		440	154
5.50%, 7/31/30 (a)		200	97
5.50%, 7/31/30 (a)(b)		500	243
			671
Egypt (1.1%)
Sovereign (1.1%)
Egypt Government International Bond, 5.25%, 10/6/25 (b)		200	153
5.75%, 5/29/24		300	272
6.38%, 4/11/31 (b)	EUR	500	304
6.88%, 4/30/40		$104	57
8.88%, 5/29/50		730	395
			1,181
El Salvador (0.8%)
Sovereign (0.8%)
El Salvador Government International Bond, 5.88%, 1/30/25		187	166
6.38%, 1/18/27		933	656
			822
	Face Amount (000)	Value (000)
Ethiopia (1.0%)
Sovereign (1.0%)
Ethiopia International Bond, 6.63%, 12/11/24	$1,580	$1,096
Gabon (0.3%)
Sovereign (0.3%)
Gabon Government International Bond, 6.95%, 6/16/25 (b)	300	283
Georgia (0.3%)
Corporate Bond (0.3%)
TBC Bank JSC, 10.78%, 10/3/24 (f)	370	360
Ghana (1.4%)
Corporate Bond (0.4%)
Tullow Oil PLC, 10.25%, 5/15/26	598	455
Sovereign (1.0%)
Ghana Government International Bond, 6.38%, 2/11/27	200	87
7.75%, 4/7/29 (d)(e)	205	88
8.63%, 4/7/34	417	180
8.63%, 6/16/49 (d)(e)	1,230	510
8.75%, 3/11/61 (d)(e)	200	83
8.88%, 5/7/42	233	96
		1,044
		1,499
Guatemala (0.5%)
Sovereign (0.5%)
Guatemala Government Bond, 4.65%, 10/7/41 (b)	310	248
6.13%, 6/1/50 (b)	320	295
		543
Honduras (0.8%)
Sovereign (0.8%)
Honduras Government International Bond, 5.63%, 6/24/30	196	159
6.25%, 1/19/27	805	735
		894
Hungary (1.5%)
Corporate Bond (0.5%)
OTP Bank Nyrt, 8.75%, 5/15/33	550	553
Sovereign (1.0%)
Hungary Government International Bond, 6.25%, 9/22/32 (b)	1,000	1,027
		1,580
India (2.1%)
Corporate Bonds (1.6%)
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26	387	309
JSW Steel Ltd., 5.05%, 4/5/32	1,042	843
Vedanta Resources Finance II PLC, 13.88%, 1/21/24	550	503
		1,655

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (0.5%)
Export-Import Bank of India, 5.50%, 1/18/33 (b)		$540	$538
			2,193
Indonesia (2.6%)
Corporate Bond (1.0%)
Minejesa Capital BV, 4.63%, 8/10/30		1,165	1,049
Sovereign (1.6%)
Indonesia Government International Bond, 3.55%, 3/31/32		800	726
4.45%, 4/15/70		300	256
4.65%, 9/20/32		780	765
			1,747
			2,796
Iraq (1.6%)
Sovereign (1.6%)
Iraq International Bond, 5.80%, 1/15/28		1,803	1,661
Ireland (0.6%)
Corporate Bond (0.6%)
C&W Senior Financing DAC, 6.88%, 9/15/27		673	588
Ivory Coast (0.9%)
Sovereign (0.9%)
Ivory Coast Government International Bond, 4.88%, 1/30/32	EUR	600	511
6.63%, 3/22/48		400	311
6.88%, 10/17/40		148	123
			945
Jamaica (0.8%)
Corporate Bond (0.8%)
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.75%, 5/25/24		$900	826
Jordan (0.9%)
Sovereign (0.9%)
Jordan Government International Bond, 7.38%, 10/10/47 (b)		840	726
7.75%, 1/15/28		200	204
			930
Kazakhstan (0.8%)
Sovereign (0.8%)
Kazakhstan Government International Bond, 6.50%, 7/21/45		800	847
Kenya (2.5%)
Sovereign (2.5%)
Kenya Government International Bond, 7.25%, 2/28/28		370	322
8.00%, 5/22/32 (b)		250	212
	Face Amount (000)		Value (000)
Republic of Kenya Government International Bond, 6.30%, 1/23/34		$422	$320
7.00%, 5/22/27		402	363
8.00%, 5/22/32		1,726	1,462
			2,679
Kuwait (0.5%)
Sovereign (0.5%)
Kuwait International Government Bond, 3.50%, 3/20/27		550	532
Lebanon (0.2%)
Sovereign (0.2%)
6.85%, 3/23/27 - 5/25/29 (d)(e)		2,940	199
Luxembourg (1.1%)
Corporate Bonds (1.1%)
Cosan Luxembourg SA, 7.50%, 6/27/30 (b)		421	417
Natura &Co. Luxembourg Holdings Sarl, 6.00%, 4/19/29		810	752
			1,169
Macedonia (2.7%)
Sovereign (2.7%)
North Macedonia Government International Bond, 1.63%, 3/10/28	EUR	1,444	1,280
6.96%, 3/13/27		1,449	1,618
			2,898
Mexico (9.8%)
Corporate Bonds (5.5%)
Banco Mercantil del Norte SA, 8.38%, 10/14/30 (f)		$234	219
BBVA Bancomer SA, 5.13%, 1/18/33		465	404
5 Year CMT + 4.66%, 8.45%, 6/29/38 (b)		289	290
Braskem Idesa SAPI, 6.99%, 2/20/32		478	310
7.45%, 11/15/29		515	346
Cemex SAB de CV, 5.13%, 6/8/26 (f)		600	534
9.13%, 3/14/28 (b)(f)		490	497
Petroleos Mexicanos, 5.35%, 2/12/28		650	536
6.50%, 3/13/27 - 1/23/29		1,240	1,066
6.88%, 8/4/26		731	683
Total Play Telecomunicaciones SA de CV, 7.50%, 11/12/25		1,351	960
			5,845
Sovereign (4.3%)
Mexico Government International Bond, 5.00%, 4/27/51		300	261

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Sovereign (cont'd)
Petroleos Mexicanos, 4.25%, 1/15/25	$330	$313
5.95%, 1/28/31	900	658
6.35%, 2/12/48	1,056	640
6.70%, 2/16/32	1,390	1,058
6.88%, 10/16/25	310	298
6.95%, 1/28/60	300	187
7.69%, 1/23/50	1,100	746
10.00%, 2/7/33 (b)	413	379
		4,540
		10,385
Moldova (0.3%)
Corporate Bond (0.3%)
Aragvi Finance International DAC, 8.45%, 4/29/26	450	306
Morocco (0.4%)
Sovereign (0.4%)
Morocco Government International Bond, 4.00%, 12/15/50 (b)	610	412
Mozambique (0.1%)
Sovereign (0.1%)
Mozambique International Bond, 5.00%, 9/15/31 (a)	207	158
Netherlands (0.4%)
Corporate Bond (0.4%)
Petrobras Global Finance BV, 6.50%, 7/3/33	425	416
Nigeria (1.4%)
Corporate Bonds (0.9%)
IHS Netherlands Holdco BV, 8.00%, 9/18/27 (b)	700	640
SEPLAT Energy PLC, 7.75%, 4/1/26	410	345
		985
Sovereign (0.5%)
Nigeria Government International Bond, 6.38%, 7/12/23	270	270
6.50%, 11/28/27 (b)	300	262
		532
		1,517
Oman (1.9%)
Sovereign (1.9%)
Oman Government International Bond, 6.25%, 1/25/31 (b)	550	559
6.25%, 1/25/31	1,060	1,078
6.75%, 1/17/48	440	424
		2,061
	Face Amount (000)		Value (000)
Pakistan (0.3%)
Sovereign (0.3%)
Pakistan Government International Bond, 7.38%, 4/8/31		$345	$160
8.88%, 4/8/51		300	134
			294
Panama (1.3%)
Corporate Bond (0.5%)
Multibank, Inc., 7.75%, 2/3/28 (b)		531	538
Sovereign (0.8%)
Panama Government International Bond, 2.25%, 9/29/32		400	307
3.87%, 7/23/60		470	313
Panama Government International Bond, 4.50%, 4/1/56		290	218
			838
			1,376
Paraguay (1.3%)
Corporate Bond (0.6%)
Frigorifico Concepcion SA, 7.70%, 7/21/28		786	613
Sovereign (0.7%)
Paraguay Government International Bond, 3.85%, 6/28/33		300	261
5.40%, 3/30/50		248	212
5.40%, 3/30/50 (b)		400	343
			816
			1,429
Peru (1.8%)
Corporate Bonds (1.5%)
Auna SAA, 6.50%, 11/20/25		1,264	1,044
Peru LNG Srl, 5.38%, 3/22/30		650	524
			1,568
Sovereign (0.3%)
Peruvian Government International Bond, 3.55%, 3/10/51		400	301
			1,869
Romania (5.5%)
Sovereign (5.5%)
Romania Government International Bonds, 6.63%, 9/27/29	EUR	975	1,106
Romanian Government International Bond, 1.75%, 7/13/30 (b)		315	263
1.75%, 7/13/30		1,704	1,422
2.00%, 1/28/32 - 4/14/33		386	299
2.12%, 7/16/31		749	621
2.13%, 3/7/28		532	505
3.62%, 5/26/30		20	19
3.75%, 2/7/34		121	107
3.75%, 2/7/34 (b)		560	495

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
4.00%, 2/14/51		$830	$595
5.00%, 9/27/26	EUR	142	156
6.13%, 1/22/44		$250	242
			5,830
Senegal (0.2%)
Sovereign (0.2%)
Senegal Government International Bond, 6.25%, 5/23/33		300	252
Serbia (1.8%)
Sovereign (1.8%)
Serbia International Bond, 1.50%, 6/26/29	EUR	908	768
2.05%, 9/23/36		270	181
2.13%, 12/1/30 (b)		$310	239
2.13%, 12/1/30		720	555
6.50%, 9/26/33		200	197
			1,940
Singapore (0.1%)
Corporate Bond (0.1%)
APL Realty Holdings Pte. Ltd., 5.95%, 6/2/24		200	101
South Africa (0.9%)
Corporate Bonds (0.9%)
Petra Diamonds U.S. Treasury PLC, 6.59% Cash, 3.91% PIK , 3/8/26 (c)		230	216
Sasol Financing USA LLC, 5.50%, 3/18/31		870	686
			902
Sri Lanka (3.3%)
Sovereign (3.3%)
Sri Lanka Government International Bond, 5.75%, 4/18/23		200	91
6.20%, 5/11/27 (d)(e)		2,400	1,105
6.35%, 6/28/24 (d)(e)		200	92
6.75%, 4/18/28 (d)(e)		200	92
6.83%, 7/18/26		200	95
6.85%, 3/14/24 - 11/3/25 (d)(e)		2,100	997
7.55%, 3/28/30 (d)(e)		1,600	737
7.85%, 3/14/29 (d)(e)		600	276
			3,485
Suriname (4.0%)
Sovereign (4.0%)
Suriname Government International Bond, 9.25%, 10/26/26 (d)(e)		4,633	3,938
12.88%, 12/30/23 (b)(d)(e)		127	108
12.88%, 12/30/23		235	200
			4,246
Tanzania, United Republic Of (0.5%)
Corporate Bond (0.5%)
HTA Group Ltd., 7.00%, 12/18/25		600	569
	Face Amount (000)	Value (000)
Turkey (2.8%)
Corporate Bonds (1.2%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS, 9.50%, 7/10/36	$749	$659
Ulker Biskuvi Sanayi AS, 6.95%, 10/30/25	740	668
		1,327
Sovereign (1.6%)
Turkey Government International Bond, 5.75%, 5/11/47	500	343
6.13%, 10/24/28	803	719
9.38%, 1/19/33	590	593
		1,655
		2,982
Ukraine (0.7%)
Sovereign (0.7%)
Ukraine Government International Bond, 6.88%, 5/21/31 (d)(e)	1,000	231
7.75%, 9/1/25 (d)(e)	1,500	382
7.75%, 8/1/41 (d)(e)(g)	408	161
		774
United Arab Emirates (4.2%)
Corporate Bond (0.3%)
Shelf Drilling Holdings Ltd., 8.88%, 11/15/24	339	339
Sovereign (3.9%)
Finance Department Government of Sharjah, 4.00%, 7/28/50	1,671	1,074
4.38%, 3/10/51	2,206	1,515
6.50%, 11/23/32 (b)	1,430	1,479
		4,068
		4,407
United States (0.6%)
Corporate Bonds (0.6%)
Kosmos Energy Ltd., 7.50%, 3/1/28	282	235
Sasol Financing USA LLC, 8.75%, 5/3/29	233	227
SierraCol Energy Andina LLC, 6.00%, 6/15/28	200	147
		609
Uzbekistan (1.6%)
Corporate Bond (0.4%)
Uzbek Industrial and Construction Bank ATB, 5.75%, 12/2/24	462	440
Sovereign (1.2%)
Republic of Uzbekistan International Bond, 3.70%, 11/25/30 (b)	200	162
3.90%, 10/19/31	634	511
5.38%, 2/20/29	600	551
		1,224
		1,664

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Venezuela (0.3%)
Sovereign (0.3%)
Petroleos de Venezuela SA, 6.00%, 11/15/26 (d)(e)	$8,000	$278
Vietnam (1.7%)
Corporate Bond (0.5%)
Mong Duong Finance Holdings BV, 5.13%, 5/7/29	606	535
Sovereign (1.2%)
Vietnam Government International Bond, 4.80%, 11/19/24	1,320	1,299
		1,834
Zambia (1.0%)
Sovereign (1.0%)
Zambia Government International Bond, 5.38%, 9/20/22 (d)(e)	487	257
8.50%, 4/14/24 (d)(e)	201	117
8.50%, 4/14/24	200	117
8.97%, 7/30/27 (d)(e)	906	524
		1,015
Total Fixed Income Securities (Cost $116,277)		101,358
	No. of Warrants
Warrants (0.0%)‡
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (h) (Cost $—)	3,750	19
	Face Amount (000)
Short-Term Investments (2.1%)
United States (0.1%)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill, 4.47%, 11/30/23 (i) (Cost $123)	$125	122
	Shares
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $2,166)	2,165,586	2,166
Total Short-Term Investments (Cost $2,289)		2,288
Total Investments (97.6%) (Cost $118,566) (k)(l)		103,665
Other Assets in Excess of Liabilities (2.4%)		2,509
Net Assets (100.0%)		$106,174

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of June 30, 2023. Maturity date disclosed is the ultimate maturity date.

(b)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)  Income may be paid in additional securities and/or cash at the discretion of the issuer.

(d)  Issuer in bankruptcy.

(e)  Non-income producing security; bond in default.

(f)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2023.

(g)  Floating or variable rate securities: The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(h)  Perpetual maturity date. Date disclosed is the last expiration date.

(i)  Rate shown is the yield to maturity at June 30, 2023.

(j)  All or a portion of this security was pledged to cover margin requirements for futures contracts.

(k)  Securities are available for collateral in connection with foreign currency forward exchange contracts, futures contracts and swap agreements.

(l)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,867,000 and the aggregate gross unrealized depreciation is approximately $17,910,000, resulting in net unrealized depreciation of approximately $15,043,000.

PIK  Payment-in-Kind.

CMT  Constant Maturity Treasury Note Rate.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	EUR	100		$109	7/7/23	$	(— @)
Citibank NA	EUR	18		$20	7/7/23		(— @)
Citibank NA	EUR	85		$91	7/7/23		(1)
Citibank NA	EUR	72		$79	7/7/23		— @
Citibank NA	EUR	199		$218	7/7/23		1
Goldman Sachs International	EUR	72		$79	7/7/23		(— @)
HSBC Bank PLC	EUR	1,543		$1,654	7/7/23		(30)
HSBC Bank PLC	EUR	45		$48	7/7/23		(— @)
HSBC Bank PLC	EUR	369		$399	7/7/23		(4)
HSBC Bank PLC	EUR	191		$209	7/7/23		1
HSBC Bank PLC	EUR	15		$16	7/7/23		— @
HSBC Bank PLC		$324	EUR	300	7/7/23		3
State Street Bank and Trust Co.	EUR	89		$98	7/7/23		(— @)
UBS AG	EUR	3,043		$3,254	7/7/23		(67)
UBS AG	EUR	1,336		$1,428	7/7/23		(29)
UBS AG	EUR	1,130		$1,209	7/7/23		(25)
UBS AG	EUR	5,537		$5,921	7/7/23		(122)
							$(273)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note (United States)	12	Sep-23		$1,200	$1,347	$(4)
U.S. Treasury 10 yr. Ultra Note (United States)	109	Sep-23		10,900	12,910	(124)
U.S. Treasury Long Bond (United States)	24	Sep-23		2,400	3,046	1
U.S. Treasury Ultra Long Bond (United States)	87	Sep-23		8,700	11,851	130
Short:
Euro-Buxl 30 yr. Bond (Germany)	4	Sep-23	EUR	(400)	(609)	(16)
German Euro-Bobl Index (Germany)	40	Sep-23		(4,000)	(5,051)	50
German Euro-Bund Index (Germany)	37	Sep-23		(3,700)	(5,400)	23
U.S. Treasury 2 yr. Note (United States)	4	Sep-23		$(800)	(813)	10
U.S. Treasury 5 yr. Note (United States)	37	Sep-23		(3,700)	(3,963)	38
						$108

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Credit Default Swap Agreements:

The Fund had the following credit default swap agreements open at June 30, 2023:

Swap Counterparty and Reference Obligation	Credit Rating of Reference Obligation†	Buy/Sell Protection	Pay/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC* Mexico Government International Bonds	NR	Buy	1.00%	Quarterly	6/20/28	$2,307	$2	$44	$(42)
Goldman Sachs International Vietnam Government International Bonds	NR	Sell	1.00	Quarterly	6/20/28	6,200	(40)	(104)	65
							$(38)	$(60)	$23

†  Credit rating as issued by Standard & Poor's.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

@  Value is less than $500.

NR  Not Rated.

EUR  — Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	68.2%
Corporate Bonds	29.6
Other*	2.2
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with a value of approximately $44,990,000 and net unrealized appreciation of approximately $108,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $273,000. Also does not include open swap agreements with net unrealized appreciation of approximately $23,000.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Emerging Markets Debt Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $116,400)	$101,499
Investment in Security of Affiliated Issuer, at Value (Cost $2,166)	2,166
Total Investments in Securities, at Value (Cost $118,566)	103,665
Foreign Currency, at Value (Cost $11)	21
Interest Receivable	2,605
Receivable for Variation Margin on Futures Contracts	1,541
Receivable for Investments Sold	905
Unrealized Appreciation on Swap Agreements	65
Due from Broker	39
Receivable from Affiliate	7
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	5
Receivable for Fund Shares Sold	4
Other Assets	17
Total Assets	108,874
Liabilities:
Payable for Investments Purchased	1,153
Deferred Capital Gain Country Tax	446
Payable to bank	285
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	278
Payable for Fund Shares Redeemed	138
Payable for Advisory Fees	137
Upfront Payment Received on Open Swap Agreements	104
Payable for Variation Margin on Swap Agreements	42
Payable for Professional Fees	36
Payable for Servicing Fees	34
Payable for Administration Fees	7
Payable for Custodian Fees	3
Payable for Transfer Agency Fees	1
Payable for Distribution Fees — Class II Shares	—	@
Other Liabilities	36
Total Liabilities	2,700
NET ASSETS	$106,174
Net Assets Consist of:
Paid-in-Capital	$163,819
Total Accumulated Loss	(57,645)
Net Assets	$106,174
CLASS I:
Net Assets	$94,387
Net Asset Value, Offering and Redemption Price Per Share Applicable to 16,835,572 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.61
CLASS II:
Net Assets	$11,787
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,122,936 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$5.55

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Emerging Markets Debt Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $1 of Foreign Taxes Withheld)	$4,972
Dividends from Security of Affiliated Issuer (Note H)	82
Income from Securities Loaned — Net	— @
Total Investment Income	5,054
Expenses:
Advisory Fees (Note B)	396
Professional Fees	92
Servicing Fees (Note D)	88
Administration Fees (Note C)	42
Custodian Fees (Note G)	21
Distribution Fees — Class II Shares (Note E)	15
Shareholder Reporting Fees	11
Pricing Fees	9
Transfer Agency Fees (Note F)	6
Directors' Fees and Expenses	2
Other Expenses	8
Total Expenses	690
Waiver of Advisory Fees (Note B)	(95)
Waiver of Distribution Fees — Class II Shares (Note E)	(12)
Rebate from Morgan Stanley Affiliate (Note H)	(4)
Net Expenses	579
Net Investment Income	4,475
Realized Gain (Loss):
Investments Sold	(13,167)
Foreign Currency Forward Exchange Contracts	(26)
Foreign Currency Translation	57
Futures Contracts	(108)
Swap Agreements	86
Net Realized Loss	(13,158)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $12)	13,152
Foreign Currency Forward Exchange Contracts	(98)
Foreign Currency Translation	(21)
Futures Contracts	(184)
Swap Agreements	(17)
Net Change in Unrealized Appreciation (Depreciation)	12,832
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(326)
Net Increase in Net Assets Resulting from Operations	$4,149

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Emerging Markets Debt Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,475	$8,050
Net Realized Loss	(13,158)	(16,897)
Net Change in Unrealized Appreciation (Depreciation)	12,832	(18,304)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,149	(27,151)
Dividends and Distributions to Shareholders:
Class I	—	(7,558)
Class II	—	(985)
Total Dividends and Distributions to Shareholders	—	(8,543)
Capital Share Transactions:(1)
Class I:
Subscribed	7,117	4,959
Distributions Reinvested	—	7,558
Redeemed	(8,222)	(22,399)
Class II:
Subscribed	188	1,040
Distributions Reinvested	—	985
Redeemed	(979)	(2,122)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,896)	(9,979)
Total Increase (Decrease) in Net Assets	2,253	(45,673)
Net Assets:
Beginning of Period	103,921	149,594
End of Period	$106,174	$103,921
(1) Capital Share Transactions:
Class I:
Shares Subscribed	1,277	810
Shares Issued on Distributions Reinvested	—	1,459
Shares Redeemed	(1,502)	(3,740)
Net Decrease in Class I Shares Outstanding	(225)	(1,471)
Class II:
Shares Subscribed	35	188
Shares Issued on Distributions Reinvested	—	192
Shares Redeemed	(180)	(379)
Net Increase (Decrease) in Class II Shares Outstanding	(145)	1

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

Emerging Markets Debt Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$5.38		$7.20		$7.74		$7.68		$7.09		$8.08
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23		0.41		0.34		0.32		0.38		0.36
Net Realized and Unrealized Gain (Loss)	(0.00	)(2)	(1.78)		(0.49)		0.08		0.62		(0.92)
Total from Investment Operations	0.23		(1.37)		(0.15)		0.40		1.00		(0.56)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.45)		(0.39)		(0.34)		(0.41)		(0.43)
Net Asset Value, End of Period	$5.61		$5.38		$7.20		$7.74		$7.68		$7.09
Total Return(3)	4.28	%(4)	(18.74)%		(2.02)%		5.55%		14.25%		(6.94)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$94,387		$91,828		$133,413		$145,312		$170,382		$165,582
Ratio of Expenses Before Expense Limitation	1.28	%(5)	1.24%		1.17%		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	1.09	%(5)(6)	1.10	%(6)	1.12	%(6)(7)	1.15	%(6)	1.11	%(6)	1.11	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.11	%(6)
Ratio of Net Investment Income	8.48	%(5)(6)	6.96	%(6)	4.59	%(6)	4.34	%(6)	5.04	%(6)	4.83	%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)	0.00	%(8)	0.00	%(8)	0.00	%(8)	0.01%		0.00	%(8)
Portfolio Turnover Rate	65	%(4)	75%		28%		40%		40%		32%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.10% for Class I shares. Prior to July 1, 2021, the maximum ratio was 1.30% for Class I shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

Emerging Markets Debt Portfolio

	Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$5.33		$7.14		$7.67		$7.61		$7.03		$8.02
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.23		0.40		0.34		0.31		0.37		0.36
Net Realized and Unrealized Gain (Loss)	(0.01)		(1.76)		(0.48)		0.08		0.62		(0.92)
Total from Investment Operations	0.22		(1.36)		(0.14)		0.39		0.99		(0.56)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.45)		(0.39)		(0.33)		(0.41)		(0.43)
Net Asset Value, End of Period	$5.55		$5.33		$7.14		$7.67		$7.61		$7.03
Total Return(2)	4.13	%(3)	(18.81)%		(1.96)%		5.53%		14.17%		(7.04)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,787		$12,093		$16,181		$17,762		$21,163		$19,502
Ratio of Expenses Before Expense Limitation	1.53	%(4)	1.49%		1.42%		1.40%		1.37%		1.36%
Ratio of Expenses After Expense Limitation	1.14	%(4)(5)	1.15	%(5)	1.17	%(5)(6)	1.20	%(5)	1.16	%(5)	1.16	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		N/A		N/A		1.16	%(5)
Ratio of Net Investment Income	8.43	%(4)(5)	6.91	%(5)	4.54	%(5)	4.29	%(5)	4.99	%(5)	4.78	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(4)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.01%		0.00	%(7)
Portfolio Turnover Rate	65	%(3)	75%		28%		40%		40%		32%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.15% for Class II shares. Prior to July 1, 2021, the maximum ratio was 1.35% for Class II shares.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Emerging Markets Debt Portfolio. The Fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) over-the-counter ("OTC") swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$30,702	$—	$30,702
Sovereign	—	70,656	—	70,656
Total Fixed Income Securities	—	101,358	—	101,358
Warrants	—	19	—	19
Short-Term Investments
U.S. Treasury Security	—	122	—	122
Investment Company	2,166	—	—	2,166
Total Short-Term Investments	2,166	122	—	2,288
Foreign Currency Forward Exchange Contracts	—	5	—	5
Futures Contracts	252	—	—	252
Credit Default Swap Agreement	—	65	—	65
Total Assets	2,418	101,569	—	103,987
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(278)	—	(278)
Futures Contracts	(144)	—	—	(144)
Credit Default Swap Agreement	—	(42)	—	(42)
Total Liabilities	(144)	(320)	—	(464)
Total	$2,274	$101,249	$—	$103,523

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs,

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Structured Investments: The Fund invested a portion of its assets in structured investments. A structured investment is a derivative security designed to offer a return linked to a particular underlying security, currency, commodity or market. Structured investments may come in various forms including notes (such as exchange-traded notes), warrants and options to purchase securities. The Fund will typically use structured investments to gain exposure to a permitted underlying security, currency, commodity or market when direct access to a market is limited or inefficient from a tax or cost standpoint. There can be no assurance that structured investments will trade at the same price or have the same value as the underlying security, currency, commodity or market. Investments in structured investments involve risks including issuer risk, counterparty risk and market risk. Holders of structured investments bear risks of the underlying investment and are subject to issuer or counterparty risk because the Fund is relying on the creditworthiness of such issuer or counterparty and has no rights with respect to the underlying investment. Certain structured investments may be thinly traded or have a limited trading market and may have the effect of increasing the Fund's illiquidity to the extent that the Fund, at a particular time, may be unable to find qualified buyers for these securities.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

6.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund's use of swaps during the period included those based on the credit of an underlying security commonly referred to as "credit default swaps." The Fund may be either the buyer or seller in a credit default swap. Where the Fund is the buyer of a credit default swap contract, it would typically be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract only in the event of a default or similar event by the issuer of the debt obligation. If no default occurs, the Fund would have paid to the counterparty a periodic stream of payments over the term of the contract and received no benefit from the contract. When the Fund is the seller of a credit default swap contract, it typically receives the stream of payments but is obligated to pay an amount equal to the par (or other agreed-upon) value of a referenced debt obligation upon the default or similar event by the issuer of the referenced debt obligation. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The Fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the swap agreement.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$5
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	252	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Credit Risk	65
Total			$322
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(278)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(144	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Credit Risk	(42	)(a)
Total			$(464)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(26)
Interest Rate Risk	Futures Contracts	(108)
Credit Risk	Swap Agreements	86
Total		$(48)
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(98)
Interest Rate Risk	Futures Contracts	(184)
Credit Risk	Swap Agreements	(17)
Total		$(299)

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$5	$(278)
Swap Agreements	65	—
Total	$70	$(278)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Citibank NA	$1		$(1)	$—	$0
Goldman Sachs	65		—	—	65
HSBC Bank PLC	4		(4)	—	0
Total	$70		$(5)	$—	$65
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$—	$—	$—	@
Citibank NA	1		(1)	—	0
Goldman Sachs International	—	@	—	—	—	@
HSBC Bank PLC	34		(4)	—	30
State Street Bank and Trust Co.	—	@	—	—	—	@
UBS AG	243		—	—	243
Total	$278		$(5)	$—	$273

@  Value is less than $500.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$12,702,000
Futures Contracts:
Average monthly notional value	$50,946,000
Swap Agreements:
Average monthly notional amount	$7,738,000

7.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2023, the Fund did not have any outstanding securities on loan.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.56% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares and 1.15% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $95,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2023, this waiver amounted to approximately $12,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $69,493,000 and $63,601,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$7,302	$37,585	$42,721	$82
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$2,166

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:	2021 Distributions Paid From:
Ordinary Income (000)	Ordinary Income (000)
$8,543	$7,967

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022 , the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$9,020	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $5,187,000 and $32,539,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on rel-

ative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 82.2%.

L. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

The ongoing conflict between Russia and Ukraine has led many countries, including the U.S., to impose economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. These sanctions have had a negative impact on the Russian economy and currency, and on investments and companies economically tied to Russia, Ukraine and certain neighboring countries. In response, Russia imposed its own restrictions against investors and countries outside Russia. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the

25

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

adverse effects of the conflict on the global economy. The escalation or continuation of the conflict between Russia and Ukraine or other hostilities presents heightened risks relating to, among other things, cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, and potential increased volatility in commodity, currency and other financial markets. This conflict could continue to adversely effect global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict between Russia and Ukraine and related sanctions remains uncertain at this time.

26

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's actual management fee was lower than its peer group average, contractual management fee was higher than its peer group average and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

27

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMDSAN
5836763 EXP 08.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Emerging Markets Equity Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example

Emerging Markets Equity Portfolio

As a shareholder of the Emerging Markets Equity Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Equity Portfolio Class I	$1,000.00	$1,065.40	$1,018.60	$6.40	$6.26	1.25%
Emerging Markets Equity Portfolio Class II	1,000.00	1,065.70	1,018.35	6.66	6.51	1.30

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Brazil (8.5%)
Banco BTG Pactual SA (Units) (a)	294,171	$1,932
Cia Brasileira de Aluminio	17,577	19
Itau Unibanco Holding SA (Preference)	485,586	2,882
Localiza Rent a Car SA	180,637	2,584
Lojas Renner SA	550,015	2,298
Petroleo Brasileiro SA (Preference)	414,570	2,557
Raia Drogasil SA	281,682	1,741
		14,013
China (19.4%)
Alibaba Group Holding Ltd. (b)(c)	220,500	2,295
BYD Co. Ltd., H Shares (b)	86,000	2,757
China Construction Bank Corp., H Shares (b)(c)	6,010,230	3,891
China Mengniu Dairy Co. Ltd. (b)(c)	481,000	1,818
China Merchants Bank Co. Ltd., H Shares (b)	375,500	1,713
China Resources Beer Holdings Co. Ltd. (b)	198,000	1,308
China Tourism Group Duty Free Corp. Ltd. (b)(c)(d)	39,700	539
JD.com, Inc., Class A (b)	33,280	568
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	165,809	1,095
Kweichow Moutai Co. Ltd., Class A	6,791	1,583
Li Ning Co. Ltd. (b)	181,000	977
Meituan, Class B (b)(c)	63,280	992
NARI Technology Co. Ltd., Class A	321,600	1,024
Postal Savings Bank of China Co. Ltd. (b)(d)	2,856,000	1,761
Proya Cosmetics Co. Ltd., Class A	67,048	1,039
Shenzhou International Group Holdings Ltd. (b)	220,000	2,113
Sungrow Power Supply Co. Ltd., Class A	81,698	1,316
Tencent Holdings Ltd. (b)	121,500	5,152
		31,941
India (23.1%)
Axis Bank Ltd.	98,684	1,191
Bajaj Auto Ltd.	38,602	2,212
Bajaj Finance Ltd.	19,899	1,743
Delhivery Ltd. (c)	193,282	899
HDFC Asset Management Co. Ltd.	34,048	955
HDFC Bank Ltd.	111,754	2,319
Hindalco Industries Ltd.	360,868	1,861
Housing Development Finance Corp. Ltd.	24,583	848
ICICI Bank Ltd.	343,529	3,933
ICICI Prudential Life Insurance Co. Ltd. (c)	187,348	1,310
Infosys Ltd.	114,018	1,857
Infosys Ltd. ADR	53,583	861
Larsen & Toubro Ltd.	50,151	1,516
Macrotech Developers Ltd. (c)	167,150	1,388
Mahindra & Mahindra Financial Services Ltd.	39,723	163
Mahindra & Mahindra Ltd.	118,993	2,114
MakeMyTrip Ltd. (c)	25,665	692
Max Healthcare Institute Ltd. (c)	372,261	2,724
Pidilite Industries Ltd.	34,790	1,104
Reliance Industries Ltd.	132,152	4,119
	Shares	Value (000)
Star Health & Allied Insurance Co. Ltd. (c)	150,844	$1,078
State Bank of India	354,173	2,481
United Breweries Ltd.	36,547	675
		38,043
Indonesia (4.4%)
Bank Central Asia Tbk PT	3,730,000	2,288
Bank Mandiri Persero Tbk PT	6,801,900	2,367
Bank Rakyat Indonesia Persero Tbk PT	5,210,000	1,902
Cisarua Mountain Dairy PT TBK	2,602,700	728
		7,285
Korea, Republic of (10.1%)
KB Financial Group, Inc.	27,182	987
Kia Corp.	15,891	1,070
Korea Zinc Co. Ltd.	2,940	1,092
LG Chem Ltd.	849	432
Samsung Electronics Co. Ltd.	162,662	8,957
Samsung SDI Co. Ltd.	2,379	1,215
SK Hynix, Inc.	32,173	2,827
		16,580
Mexico (5.9%)
Gruma SAB de CV , Class B	154,704	2,484
Grupo Financiero Banorte SAB de CV Series O	280,074	2,310
Qualitas Controladora SAB de CV	211,151	1,562
Wal-Mart de Mexico SAB de CV	826,433	3,278
		9,634
Poland (2.0%)
LPP SA (c)	936	3,227
Portugal (1.6%)
Galp Energia SGPS SA	228,903	2,675
Saudi Arabia (0.9%)
Alinma Bank	152,910	1,374
South Africa (5.5%)
Anglo American Platinum Ltd.	26,057	1,178
Anglo American PLC	115,542	3,294
AVI Ltd.	432,312	1,561
Bidvest Group Ltd.	87,895	1,223
Capitec Bank Holdings Ltd.	20,826	1,735
		8,991
Taiwan (13.9%)
Airtac International Group	33,901	1,120
Chailease Holding Co. Ltd. (c)	254,000	1,670
CTBC Financial Holding Co. Ltd.	2,000,000	1,599
Delta Electronics, Inc.	224,000	2,482
MediaTek, Inc.	49,000	1,085
Taiwan Semiconductor Manufacturing Co. Ltd.	523,000	9,662
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	45,537	4,596
Voltronic Power Technology Corp.	10,000	632
		22,846

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Thailand (1.1%)
Kasikornbank PCL	234,100	$857
Tisco Financial Group PCL	351,500	962
		1,819
United Kingdom (2.9%)
Antofagasta PLC	128,359	2,387
Mondi PLC	159,170	2,433
		4,820
Total Common Stocks (Cost $137,940)		163,248
Short-Term Investments (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $1,965)	1,965,034	1,965
Securities held as Collateral on Loaned Securities (0.0%)‡
Investment Company (0.0%)‡
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $28)	28,341	28
Total Short-Term Investments (Cost $1,993)		1,993
Total Investments (100.5%) (Cost $139,933) Including $2,206 of Securities Loaned (e)(f)		165,241
Liabilities in Excess of Other Assets (–0.5%)		(784)
Net Assets (100.0%)		$164,457

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  All or a portion of this security was on loan at June 30, 2023.

(e)  The approximate fair value and percentage of net assets, $131,633,000 and 80.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(f)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $35,753,000 and the aggregate gross unrealized depreciation is approximately $10,465,000, resulting in net unrealized appreciation of approximately $25,288,000.

ADR  American Depositary Receipt.

Futures Contract:

The Fund had the following futures contract open at June 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long:
MSCI Emerging Market Index (United States)	33	Sep-23	$2	$1,647	$(20)

Portfolio Composition

Classification	Percentage of Total Investments
Other*	49.8%
Banks	22.1
Semiconductors & Semiconductor Equipment	11.0
Metals & Mining	6.0
Oil, Gas & Consumable Fuels	5.7
Tech Hardware, Storage & Peripherals	5.4
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long futures contract with a value of approximately $1,647,000 and unrealized depreciation of approximately $20,000.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Emerging Markets Equity Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $137,940)	$163,248
Investment in Security of Affiliated Issuer, at Value (Cost $1,993)	1,993
Total Investments in Securities, at Value (Cost $139,933)	165,241
Foreign Currency, at Value (Cost $150)	151
Dividends Receivable	832
Receivable for Variation Margin on Futures Contracts	72
Receivable for Investments Sold	48
Tax Reclaim Receivable	27
Receivable for Fund Shares Sold	26
Receivable from Affiliate	12
Receivable from Securities Lending Income	1
Other Assets	24
Total Assets	166,434
Liabilities:
Deferred Capital Gain Country Tax	1,357
Payable for Advisory Fees	302
Payable for Fund Shares Redeemed	115
Payable for Professional Fees	65
Payable for Servicing Fees	56
Collateral on Securities Loaned, at Value	28
Payable for Administration Fees	11
Payable for Custodian Fees	10
Payable for Transfer Agency Fees	1
Payable for Investments Purchased	—	@
Payable for Distribution Fees — Class II Shares	—	@
Other Liabilities	32
Total Liabilities	1,977
NET ASSETS	$164,457
Net Assets Consist of:
Paid-in-Capital	$136,217
Total Distributable Earnings	28,240
Net Assets	$164,457
CLASS I:
Net Assets	$114,687
Net Asset Value, Offering and Redemption Price Per Share Applicable to 9,030,134 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.70
CLASS II:
Net Assets	$49,770
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,935,521 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$12.65
(1) Including:
Securities on Loan, at Value:	$2,206

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Emerging Markets Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $310 of Foreign Taxes Withheld)	$2,460
Dividends from Security of Affiliated Issuer (Note H)	79
Income from Securities Loaned — Net	6
Total Investment Income	2,545
Expenses:
Advisory Fees (Note B)	662
Servicing Fees (Note D)	130
Professional Fees	87
Administration Fees (Note C)	65
Distribution Fees — Class II Shares (Note E)	62
Custodian Fees (Note G)	61
Shareholder Reporting Fees	15
Transfer Agency Fees (Note F)	8
Pricing Fees	3
Directors' Fees and Expenses	2
Other Expenses	11
Total Expenses	1,106
Waiver of Distribution Fees — Class II Shares (Note E)	(49)
Waiver of Advisory Fees (Note B)	(29)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	1,025
Net Investment Income	1,520
Realized Gain (Loss):
Investments Sold (Net of $118 of Capital Gain Country Tax)	(2,269)
Foreign Currency Translation	(39)
Futures Contracts	229
Net Realized Loss	(2,079)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $505)	10,900
Foreign Currency Translation	10
Futures Contracts	(30)
Net Change in Unrealized Appreciation (Depreciation)	10,880
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	8,801
Net Increase in Net Assets Resulting from Operations	$10,321

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Emerging Markets Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,520	$2,470
Net Realized Gain (Loss)	(2,079)	3,053
Net Change in Unrealized Appreciation (Depreciation)	10,880	(62,007)
Net Increase (Decrease) in Net Assets Resulting from Operations	10,321	(56,484)
Dividends and Distributions to Shareholders:
Class I	—	(13,481)
Class II	—	(5,774)
Total Dividends and Distributions to Shareholders	—	(19,255)
Capital Share Transactions:(1)
Class I:
Subscribed	4,970	7,561
Distributions Reinvested	—	13,481
Redeemed	(8,509)	(17,620)
Class II:
Subscribed	1,917	5,705
Distributions Reinvested	—	5,774
Redeemed	(4,001)	(7,364)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,623)	7,537
Total Increase (Decrease) in Net Assets	4,698	(68,202)
Net Assets:
Beginning of Period	159,759	227,961
End of Period	$164,457	$159,759
(1) Capital Share Transactions:
Class I:
Shares Subscribed	398	543
Shares Issued on Distributions Reinvested	—	1,186
Shares Redeemed	(688)	(1,280)
Net Increase (Decrease) in Class I Shares Outstanding	(290)	449
Class II:
Shares Subscribed	154	409
Shares Issued on Distributions Reinvested	—	510
Shares Redeemed	(323)	(545)
Net Increase (Decrease) in Class II Shares Outstanding	(169)	374
The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

Emerging Markets Equity Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$11.92		$18.11		$17.73		$15.99		$14.48		$17.65
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.12		0.19		0.08		0.05		0.20		0.14
Net Realized and Unrealized Gain (Loss)	0.66		(4.81)		0.46		2.15		2.56		(3.23)
Total from Investment Operations	0.78		(4.62)		0.54		2.20		2.76		(3.09)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.06)		(0.16)		(0.21)		(0.17)		(0.08)
Net Realized Gain	—		(1.51)		—		(0.25)		(1.08)		—
Total Distributions	—		(1.57)		(0.16)		(0.46)		(1.25)		(0.08)
Net Asset Value, End of Period	$12.70		$11.92		$18.11		$17.73		$15.99		$14.48
Total Return(2)	6.54	%(3)	(25.08)%		2.99%		14.44%		19.59%		(17.47)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$114,687		$111,050		$160,661		$166,989		$163,794		$175,300
Ratio of Expenses Before Expense Limitation	1.29	%(4)	1.32%		1.25%		1.30%		1.27%		N/A
Ratio of Expenses After Expense Limitation	1.25	%(4)(5)	1.25	%(5)	1.25	%(5)	1.25	%(5)	1.25	%(5)	1.22	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.25	%(5)	N/A		1.25	%(5)	1.25	%(5)	1.22	%(5)
Ratio of Net Investment Income	1.89	%(4)(5)	1.41	%(5)	0.44	%(5)	0.35	%(5)	1.33	%(5)	0.86	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%
Portfolio Turnover Rate	22	%(3)	38%		39%		52%		36%		42%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

Emerging Markets Equity Portfolio

	Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$11.87		$18.04		$17.66		$15.93		$14.44		$17.59
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.18		0.07		0.04		0.19		0.13
Net Realized and Unrealized Gain (Loss)	0.67		(4.79)		0.46		2.14		2.54		(3.21)
Total from Investment Operations	0.78		(4.61)		0.53		2.18		2.73		(3.08)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.15)		(0.20)		(0.16)		(0.07)
Net Realized Gain	—		(1.51)		—		(0.25)		(1.08)		—
Total Distributions	—		(1.56)		(0.15)		(0.45)		(1.24)		(0.07)
Net Asset Value, End of Period	$12.65		$11.87		$18.04		$17.66		$15.93		$14.44
Total Return(2)	6.57	%(3)	(25.13)%		2.95%		14.36%		19.51%		(17.51)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$49,770		$48,709		$67,300		$73,286		$71,662		$68,404
Ratio of Expenses Before Expense Limitation	1.54	%(4)	1.57%		1.50%		1.55%		1.52%		1.48%
Ratio of Expenses After Expense Limitation	1.30	%(4)(5)	1.30	%(5)	1.30	%(5)	1.30	%(5)	1.30	%(5)	1.27	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.30	%(5)	N/A		1.30	%(5)	1.30	%(5)	1.27	%(5)
Ratio of Net Investment Income	1.84	%(4)(5)	1.36	%(5)	0.39	%(5)	0.30	%(5)	1.28	%(5)	0.81	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%
Portfolio Turnover Rate	22	%(3)	38%		39%		52%		36%		42%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Emerging Markets Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A.Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub- Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$899	$—	$899
Automobiles	—	8,154	—	8,154
Banks	4,130	32,423	—	36,553
Beverages	—	3,566	—	3,566
Broadline Retail	—	2,863	—	2,863
Capital Markets	—	2,887	—	2,887
Chemicals	—	1,536	—	1,536
Construction & Engineering	—	1,516	—	1,516
Consumer Finance	—	1,906	—	1,906
Consumer Staples Distribution & Retail	3,278	1,741	—	5,019
Electrical Equipment	—	2,973	—	2,973
Electronic Equipment, Instruments & Components	—	3,697	—	3,697
Financial Services	—	2,518	—	2,518
Food Products	2,484	4,107	—	6,591
Ground Transportation	2,584	—	—	2,584
Health Care Providers & Services	—	2,724	—	2,724
Hotels, Restaurants & Leisure	693	992	—	1,685
Industrial Conglomerates	—	1,223	—	1,223
Information Technology Services	861	1,857	—	2,718
Insurance	1,562	2,387	—	3,949
Interactive Media & Services	—	5,152	—	5,152
Machinery	—	1,120	—	1,120
Metals & Mining	—	9,830	—	9,830
Oil, Gas & Consumable Fuels	—	9,351	—	9,351

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Paper & Forest Products	$—	$2,433	$—	$2,433
Personal Care Products	—	1,039	—	1,039
Pharmaceuticals	—	1,095	—	1,095
Real Estate Management & Development	—	1,388	—	1,388
Semiconductors & Semiconductor Equipment	4,596	13,573	—	18,169
Specialty Retail	—	2,836	—	2,836
Tech Hardware, Storage & Peripherals	—	8,957	—	8,957
Textiles, Apparel & Luxury Goods	—	6,317	—	6,317
Total Common Stocks	20,188	143,060	—	163,248
Short-Term Investments
Investment Company	1,993	—	—	1,993
Total Assets	22,181	143,060	—	165,241
Liabilities:
Futures Contract	(20)	—	—	(20)
Total	$22,161	$143,060	$—	$165,221

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Equity Risk	$(20	)(a)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$229
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Futures Contracts	$(30)

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Futures Contracts:
Average monthly notional value	$5,129,000

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,206	(a)	$—	$(2,206	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $28,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,307,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$28	$—	$—	$—	$28
Total Borrowings	$28	$—	$—	$—	$28
Gross amount of recognized liabilities for securities lending transactions					$28

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

Effective April 28, 2023, the Adviser provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1.5 billion	Over $2.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.78% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares and 1.30% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $29,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.20% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2023, this waiver amounted to approximately $49,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $34,540,000 and $36,879,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$3,271	$21,013	$22,291	$79
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$1,993

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$731	$18,524	$2,003	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,595	$2,837

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 66.5%.

L. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFEMESAN
5833151 EXP 08.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Global Franchise Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Investment Advisory Agreement Approval	14
Liquidity Risk Management Program	16
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example

Global Franchise Portfolio

As a shareholder of the Global Franchise Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class II	$1,000.00	$1,114.80	$1,018.84	$6.29	$6.01	1.20%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
France (7.3%)
L'Oreal SA	1,290	$601
LVMH Moet Hennessy Louis Vuitton SE	700	660
Pernod Ricard SA	3,832	847
		2,108
Germany (6.0%)
SAP SE	12,674	1,731
Italy (0.5%)
Davide Campari-Milano NV	10,685	148
Netherlands (2.8%)
Heineken NV	7,960	819
United Kingdom (10.5%)
Experian PLC	11,701	449
Reckitt Benckiser Group PLC	21,838	1,641
RELX PLC (Euronext NV)	5,994	200
RELX PLC (LSE)	23,048	769
		3,059
United States (71.5%)
Abbott Laboratories	9,333	1,017
Accenture PLC, Class A	5,343	1,649
Aon PLC, Class A	2,287	789
Arthur J Gallagher & Co.	2,474	543
Automatic Data Processing, Inc.	3,060	673
Becton Dickinson & Co.	4,026	1,063
Broadridge Financial Solutions, Inc.	2,495	413
CDW Corp.	2,741	503
Coca-Cola Co.	7,800	470
Danaher Corp.	5,720	1,373
Equifax, Inc.	2,601	612
Intercontinental Exchange, Inc.	10,105	1,143
Jack Henry & Associates, Inc.	920	154
Microsoft Corp.	6,511	2,217
Moody's Corp.	1,168	406
NIKE, Inc., Class B	2,252	249
Otis Worldwide Corp.	5,779	514
Philip Morris International, Inc.	19,632	1,916
Procter & Gamble Co.	5,126	778
Roper Technologies, Inc.	1,503	723
Steris PLC	1,826	411
Thermo Fisher Scientific, Inc.	2,462	1,285
Visa, Inc., Class A	6,631	1,575
Zoetis, Inc.	1,768	304
		20,780
Total Common Stocks (Cost $16,901)		28,645
	Shares	Value (000)
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $359)	358,774	$359
Total Investments (99.8%) (Cost $17,260) (a)(b)		29,004
Other Assets in Excess of Liabilities (0.2%)		63
Net Assets (100.0%)		$29,067

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  The approximate fair value and percentage of net assets, $7,865,000 and 27.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(b)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $11,767,000 and the aggregate gross unrealized depreciation is approximately $23,000, resulting in net unrealized appreciation of approximately $11,744,000.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Software	16.1%
Other*	15.6
Professional Services	10.7
Life Sciences Tools & Services	9.2
Health Care Equipment & Supplies	8.6
Household Products	8.3
Beverages	7.9
Tobacco	6.6
Financial Services	6.0
Information Technology Services	5.7
Capital Markets	5.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $16,901)	$28,645
Investment in Security of Affiliated Issuer, at Value (Cost $359)	359
Total Investments in Securities, at Value (Cost $17,260)	29,004
Foreign Currency, at Value (Cost $107)	107
Receivable for Investments Sold	133
Dividends Receivable	42
Tax Reclaim Receivable	15
Receivable from Affiliate	2
Receivable for Fund Shares Sold	—	@
Other Assets	9
Total Assets	29,312
Liabilities:
Payable for Investments Purchased	116
Payable for Fund Shares Redeemed	41
Payable for Professional Fees	28
Payable for Advisory Fees	24
Payable for Servicing Fees	12
Payable for Distribution Fees — Class II Shares	6
Payable for Custodian Fees	3
Payable for Administration Fees	2
Payable for Transfer Agency Fees	—	@
Other Liabilities	13
Total Liabilities	245
NET ASSETS	$29,067
Net Assets Consist of:
Paid-in-Capital	$14,510
Total Distributable Earnings	14,557
Net Assets	$29,067
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 2,601,566 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.17

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $8 of Foreign Taxes Withheld)	$260
Dividends from Security of Affiliated Issuer (Note H)	10
Total Investment Income	270
Expenses:
Advisory Fees (Note B)	112
Professional Fees	45
Distribution Fees — Class II Shares (Note E)	35
Servicing Fees (Note D)	20
Administration Fees (Note C)	11
Custodian Fees (Note G)	9
Shareholder Reporting Fees	7
Directors' Fees and Expenses	2
Transfer Agency Fees (Note F)	2
Pricing Fees	1
Other Expenses	7
Total Expenses	251
Waiver of Advisory Fees (Note B)	(82)
Rebate from Morgan Stanley Affiliate (Note H)	(—	@)
Net Expenses	169
Net Investment Income	101
Realized Gain:
Investments Sold	1,230
Foreign Currency Translation	1
Net Realized Gain	1,231
Change in Unrealized Appreciation (Depreciation):
Investments	1,753
Foreign Currency Translation	—	@
Net Change in Unrealized Appreciation (Depreciation)	1,753
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	2,984
Net Increase in Net Assets Resulting from Operations	$3,085

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$101	$159
Net Realized Gain	1,231	1,599
Net Change in Unrealized Appreciation (Depreciation)	1,753	(8,341)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,085	(6,583)
Dividends and Distributions to Shareholders:
Class II	—	(3,248)
Capital Share Transactions:(1)
Class II:
Subscribed	703	1,495
Distributions Reinvested	—	3,248
Redeemed	(2,334)	(5,433)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(1,631)	(690)
Total Increase (Decrease) in Net Assets	1,454	(10,521)
Net Assets:
Beginning of Period	27,613	38,134
End of Period	$29,067	$27,613
(1) Capital Share Transactions:
Class II:
Shares Subscribed	67	139
Shares Issued on Distributions Reinvested	—	325
Shares Redeemed	(222)	(499)
Net Decrease in Class II Shares Outstanding	(155)	(35)

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

Global Franchise Portfolio

	Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$10.02		$13.66		$12.56		$12.47		$11.18		$13.73
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04		0.06		0.07		0.09		0.10		0.11
Net Realized and Unrealized Gain (Loss)	1.11		(2.46)		2.52		1.41		3.09		(0.22)
Total from Investment Operations	1.15		(2.40)		2.59		1.50		3.19		(0.11)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.09)		(0.11)		(0.12)		(0.15)
Net Realized Gain	—		(1.17)		(1.40)		(1.30)		(1.78)		(2.29)
Total Distributions	—		(1.24)		(1.49)		(1.41)		(1.90)		(2.44)
Net Asset Value, End of Period	$11.17		$10.02		$13.66		$12.56		$12.47		$11.18
Total Return(2)	11.48	%(3)	(17.57)%		21.67%		13.21%		29.53%		(1.77)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,067		$27,613		$38,134		$34,188		$35,293		$32,322
Ratio of Expenses Before Expense Limitation	1.79	%(4)	1.87%		1.80%		1.80%		1.69%		1.77%
Ratio of Expenses After Expense Limitation	1.20	%(4)(5)	1.20	%(5)	1.20	%(5)	1.20	%(5)	1.20	%(5)	1.20	%(5)
Ratio of Net Investment Income	0.72	%(4)(5)	0.51	%(5)	0.52	%(5)	0.74	%(5)	0.82	%(5)	0.88	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	12	%(3)	14%		14%		17%		14%		27%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Global Franchise Portfolio. The Company seeks long-term capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$470	$1,813	$—	$2,283
Capital Markets	1,549	—	—	1,549
Electronic Equipment, Instruments & Components	503	—	—	503
Financial Services	1,729	—	—	1,729
Health Care Equipment & Supplies	2,491	—	—	2,491
Household Products	778	1,641	—	2,419
Information Technology Services	1,649	—	—	1,649
Insurance	1,333	—	—	1,333
Life Sciences Tools & Services	2,657	—	—	2,657
Machinery	514	—	—	514
Personal Care Products	—	602	—	602
Pharmaceuticals	304	—	—	304
Professional Services	1,698	1,418	—	3,116
Software	2,940	1,731	—	4,671
Textiles, Apparel & Luxury Goods	249	660	—	909
Tobacco	1,916	—	—	1,916
Total Common Stocks	20,780	7,865	—	28,645
Short-Term Investment
Investment Company	359	—	—	359
Total Assets	$21,139	$7,865	$—	$29,004

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.21% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $82,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $3,224,000 and $4,731,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$380	$2,875	$2,896	$10
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$359

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$188	$3,060	$276	$3,690

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$151	$1,581

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 78.3%.

L. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

M. Subsequent Event: On June 15, 2023, the Directors of the Company approved a Plan of Liquidation with respect to the Fund. The Fund will suspend the offering of its shares to all investors at the close of business on or about September 14, 2023, and the liquidation is expected to occur on or about September 18, 2023 ("Liquidation Date"). Pursuant to the Fund's Plan of Liquidation, substantially all of the assets of the Fund will be liquidated, known liabilities of the Fund will be satisfied or provided for, the remaining proceeds will be distributed to the Fund's remaining shareholders of the record (in this case insurance company separate accounts) equal to their proportionate interest in the Fund, and all of the issued and outstanding shares of the Fund will be redeemed on the Liquidation Date.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, the actual management fee was lower than its peer group average and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; (ii) management fee was competitive with its peer group average; and (iii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGFSAN
5833194 EXP 08.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Global Infrastructure Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	10
Investment Advisory Agreement Approval	17
Liquidity Risk Management Program	19
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example

Global Infrastructure Portfolio

As a shareholder of the Global Infrastructure Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$1,034.30	$1,020.48	$4.39	$4.36	0.87%
Global Infrastructure Portfolio Class II	1,000.00	1,033.20	1,019.24	5.65	5.61	1.12

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
Australia (2.5%)
Transurban Group (Units) (a)	199,860	$1,903
Canada (15.6%)
Enbridge, Inc.	80,261	2,983
GFL Environmental, Inc.	127,930	4,964
Keyera Corp.	10,291	237
Pembina Pipeline Corp.	61,062	1,920
TC Energy Corp. (b)	41,606	1,682
		11,786
China (7.2%)
China Gas Holdings Ltd. (c)	4,725,200	5,419
France (5.1%)
Aeroports de Paris	2,026	291
Getlink SE	10,581	180
Vinci SA	29,237	3,397
		3,868
Italy (6.2%)
Infrastrutture Wireless Italiane SpA	277,929	3,669
Snam SpA	14,681	77
Terna — Rete Elettrica Nazionale	110,477	942
		4,688
Mexico (2.1%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	51,533	928
Grupo Aeroportuario del Sureste SAB de CV, Class B	23,325	650
		1,578
New Zealand (0.6%)
Auckland International Airport Ltd. (d)	79,754	419
Portugal (0.4%)
EDP Renovaveis SA	15,468	309
Spain (7.6%)
Aena SME SA	7,572	1,226
Cellnex Telecom SA	50,427	2,037
Ferrovial SE	42,086	1,330
Iberdrola SA	87,007	1,136
		5,729
Switzerland (0.9%)
Flughafen Zurich AG (Registered)	3,223	670
United Kingdom (7.3%)
National Grid PLC	266,518	3,534
Pennon Group PLC	69,493	628
Severn Trent PLC	41,627	1,357
		5,519
United States (42.2%)
Ameren Corp.	5,892	481
American Electric Power Co., Inc.	22,428	1,888
American Tower Corp. REIT	18,789	3,644
American Water Works Co., Inc.	11,759	1,679
	Shares	Value (000)
Atmos Energy Corp.	10,246	$1,192
CenterPoint Energy, Inc.	60,276	1,757
Cheniere Energy, Inc.	14,475	2,205
Crown Castle, Inc. REIT	8,437	961
Edison International	20,491	1,423
Eversource Energy	23,156	1,642
Exelon Corp.	49,059	1,999
Kinder Morgan, Inc.	34,910	601
NiSource, Inc.	40,832	1,117
ONEOK, Inc.	16,007	988
PG&E Corp. (d)	88,919	1,537
Republic Services, Inc.	6,384	978
SBA Communications Corp. REIT	6,060	1,405
Sempra Energy	19,007	2,767
Targa Resources Corp.	25,321	1,927
Williams Cos., Inc.	50,962	1,663
		31,854
Total Common Stocks (Cost $69,882)		73,742
Short-Term Investments (3.9%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $1,221)	1,220,858	1,221
Securities held as Collateral on Loaned Securities (2.3%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	1,575,886	1,576
	Face Amount (000)
Repurchase Agreements (0.2%)
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $27; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $28)	$27	27
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $58; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $60)	58	58
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $47; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $48)	47	47
		132
Total Securities held as Collateral on Loaned Securities (Cost $1,708)		1,708
Total Short-Term Investments (Cost $2,929)		2,929
Total Investments (101.6%) (Cost $72,811) Including $1,649 of Securities Loaned (e)(f)		76,671
Liabilities in Excess of Other Assets (–1.6%)		(1,192)
Net Assets (100.0%)		$75,479

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  All or a portion of this security was on loan at June 30, 2023.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  The approximate fair value and percentage of net assets, $27,194,000 and 36.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(f)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $7,993,000 and the aggregate gross unrealized depreciation is approximately $4,133,000, resulting in net unrealized appreciation of approximately $3,860,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	33.1%
Communications	15.6
Electricity Transmission & Distribution	14.8
Diversified	13.3
Other**	9.3
Others	8.3
Airports	5.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $70,014)	$73,874
Investment in Security of Affiliated Issuer, at Value (Cost $2,797)	2,797
Total Investments in Securities, at Value (Cost $72,811)	76,671
Foreign Currency, at Value (Cost $52)	52
Receivable for Investments Sold	536
Dividends Receivable	247
Receivable for Fund Shares Sold	48
Tax Reclaim Receivable	11
Receivable from Affiliate	5
Receivable from Securities Lending Income	2
Other Assets	13
Total Assets	77,585
Liabilities:
Collateral on Securities Loaned, at Value	1,708
Payable for Investments Purchased	102
Payable for Fund Shares Redeemed	102
Payable for Advisory Fees	76
Payable for Servicing Fees	40
Payable for Professional Fees	40
Payable for Custodian Fees	11
Payable for Distribution Fees — Class II Shares	10
Payable for Administration Fees	5
Payable for Transfer Agency Fees	—	@
Other Liabilities	12
Total Liabilities	2,106
NET ASSETS	$75,479
Net Assets Consist of:
Paid-in-Capital	$62,783
Total Distributable Earnings	12,696
Net Assets	$75,479
CLASS I:
Net Assets	$28,818
Net Asset Value, Offering and Redemption Price Per Share Applicable to 3,982,403 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.24
CLASS II:
Net Assets	$46,661
Net Asset Value, Offering and Redemption Price Per Share Applicable to 6,517,712 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.16
(1) Including:
Securities on Loan, at Value:	$1,649

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $90 of Foreign Taxes Withheld)	$1,294
Dividends from Security of Affiliated Issuer (Note H)	29
Income from Securities Loaned — Net	6
Total Investment Income	1,329
Expenses:
Advisory Fees (Note B)	342
Professional Fees	71
Distribution Fees — Class II Shares (Note E)	63
Servicing Fees (Note D)	61
Administration Fees (Note C)	32
Custodian Fees (Note G)	16
Shareholder Reporting Fees	9
Transfer Agency Fees (Note F)	3
Directors' Fees and Expenses	2
Pricing Fees	2
Other Expenses	4
Total Expenses	605
Waiver of Advisory Fees (Note B)	(192)
Rebate from Morgan Stanley Affiliate (Note H)	(1)
Net Expenses	412
Net Investment Income	917
Realized Loss:
Investments Sold	(141)
Foreign Currency Translation	(5)
Net Realized Loss	(146)
Change in Unrealized Appreciation (Depreciation):
Investments	1,849
Foreign Currency Translation	4
Net Change in Unrealized Appreciation (Depreciation)	1,853
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	1,707
Net Increase in Net Assets Resulting from Operations	$2,624

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$917	$1,878
Net Realized Gain (Loss)	(146)	7,968
Net Change in Unrealized Appreciation (Depreciation)	1,853	(16,971)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,624	(7,125)
Dividends and Distributions to Shareholders:
Class I	—	(2,843)
Class II	—	(4,465)
Total Dividends and Distributions to Shareholders	—	(7,308)
Capital Share Transactions:(1)
Class I:
Subscribed	1,141	2,567
Distributions Reinvested	—	2,843
Redeemed	(3,583)	(6,055)
Class II:
Subscribed	2,971	34,260
Distributions Reinvested	—	4,465
Redeemed	(8,073)	(33,678)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,544)	4,402
Total Decrease in Net Assets	(4,920)	(10,031)
Net Assets:
Beginning of Period	80,399	90,430
End of Period	$75,479	$80,399
(1) Capital Share Transactions:
Class I:
Shares Subscribed	156	325
Shares Issued on Distributions Reinvested	—	404
Shares Redeemed	(492)	(795)
Net Decrease in Class I Shares Outstanding	(336)	(66)
Class II:
Shares Subscribed	411	4,640
Shares Issued on Distributions Reinvested	—	639
Shares Redeemed	(1,130)	(4,555)
Net Increase (Decrease) in Class II Shares Outstanding	(719)	724

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.00		$8.34		$7.76		$8.12		$6.80		$7.91
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.18		0.17		0.15		0.20		0.20
Net Realized and Unrealized Gain (Loss)	0.15		(0.84)		0.92		(0.26)		1.69		(0.79)
Total from Investment Operations	0.24		(0.66)		1.09		(0.11)		1.89		(0.59)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		(0.21)		(0.13)		(0.22)		(0.23)
Net Realized Gain	—		(0.45)		(0.30)		(0.12)		(0.35)		(0.29)
Total Distributions	—		(0.68)		(0.51)		(0.25)		(0.57)		(0.52)
Net Asset Value, End of Period	$7.24		$7.00		$8.34		$7.76		$8.12		$6.80
Total Return(2)	3.43	%(3)	(8.02)%		14.26%		(1.15)%		28.30%		(7.85)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$28,818		$30,227		$36,573		$35,868		$42,162		$38,642
Ratio of Expenses Before Expense Limitation	1.35	%(4)	1.41%		1.38%		1.36%		1.33%		1.34%
Ratio of Expenses After Expense Limitation	0.87	%(4)(5)	0.88	%(5)(6)	0.87	%(5)	0.87	%(5)	0.87	%(5)	0.87	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.87	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	2.43	%(4)(5)	2.32	%(5)	2.11	%(5)	2.06	%(5)	2.58	%(5)	2.80	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	12	%(3)	89%		59%		62%		30%		44%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

Global Infrastructure Portfolio

	Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$6.93		$8.27		$7.70		$8.06		$6.76		$7.85
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.15		0.15		0.13		0.18		0.18
Net Realized and Unrealized Gain (Loss)	0.15		(0.83)		0.92		(0.26)		1.67		(0.77)
Total from Investment Operations	0.23		(0.68)		1.07		(0.13)		1.85		(0.59)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.20)		(0.11)		(0.20)		(0.21)
Net Realized Gain	—		(0.45)		(0.30)		(0.12)		(0.35)		(0.29)
Total Distributions	—		(0.66)		(0.50)		(0.23)		(0.55)		(0.50)
Net Asset Value, End of Period	$7.16		$6.93		$8.27		$7.70		$8.06		$6.76
Total Return(2)	3.32	%(3)	(8.32)%		14.00%		(1.43)%		27.87%		(7.89)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46,661		$50,172		$53,857		$41,277		$46,055		$38,193
Ratio of Expenses Before Expense Limitation	1.60	%(4)	1.66%		1.63%		1.61%		1.58%		1.59%
Ratio of Expenses After Expense Limitation	1.12	%(4)(5)	1.13	%(5)(6)	1.12	%(5)	1.12	%(5)	1.12	%(5)	1.12	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.12	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income	2.18	%(4)(5)	2.07	%(5)	1.86	%(5)	1.81	%(5)	2.33	%(5)	2.55	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	12	%(3)	89%		59%		62%		30%		44%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks both capital appreciation and current income. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$1,578	$2,606	$—	$4,184
Communications	6,010	5,706	—	11,716
Diversified	5,457	4,533	—	9,990
Electricity Transmission & Distribution	6,601	4,476	—	11,077
Oil & Gas Storage & Transportation	19,282	5,496	—	24,778
Others	5,941	309	—	6,250
Toll Roads	—	2,083	—	2,083
Water	1,679	1,985	—	3,664
Total Common Stocks	46,548	27,194	—	73,742
Short-Term Investments
Investment Companies	2,797	—	—	2,797
Repurchase Agreements	—	132	—	132
Total Short-Term Investments	2,797	132	—	2,929
Total Assets	$49,345	$27,326	$—	$76,671

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs,

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized be-tween the trade and settlement dates on securities trans-actions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Port-folio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$1,649	(a)	$—	$(1,649	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $1,708,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$1,708	$—	$—	$—	$1,708
Total Borrowings	$1,708	$—	$—	$—	$1,708
Gross amount of recognized liabilities for securities lending transactions					$1,708

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the daily net assets of the Fund.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.87% for Class I shares and 1.12% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $192,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the

Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $9,593,000 and $17,604,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six month ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$678	$12,054	$9,935	$29
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$2,797

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser,

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,242	$4,066	$2,024	$3,016

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,768	$10,525

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 80.3%.

L. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries,

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGINSAN
5833183 EXP 08.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Global Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Investment Advisory Agreement Approval	16
Liquidity Risk Management Program	18
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example

Global Real Estate Portfolio

As a shareholder of the Global Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class II	$1,000.00	$1,018.70	$1,018.60	$6.26	$6.26	1.25%

*  Expenses are calculated using the Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Australia (3.3%)
Goodman Group REIT	31,972	$430
National Storage REIT	279,204	438
Region RE Ltd. REIT	210,371	319
		1,187
Austria (0.2%)
CA Immobilien Anlagen AG	3,030	88
Belgium (1.9%)
Aedifica SA REIT (a)	3,122	200
Shurgard Self Storage Ltd. REIT	3,913	179
Warehouses De Pauw CVA REIT	10,364	285
		664
Canada (3.0%)
Boardwalk REIT	5,760	270
Chartwell Retirement Residences (Units) (b)	37,699	270
Granite REIT	3,704	219
InterRent REIT	32,459	314
		1,073
France (0.8%)
Carmila SA REIT (c)	7,926	123
Mercialys SA REIT	16,344	148
		271
Germany (1.8%)
LEG Immobilien SE (c)	4,549	262
Vonovia SE	19,485	381
		643
Hong Kong (6.5%)
Link REIT	146,994	818
Sun Hung Kai Properties Ltd.	71,893	909
Wharf Real Estate Investment Co. Ltd.	118,420	594
		2,321
Japan (9.4%)
GLP J-REIT	337	333
Heiwa Real Estate, Inc. REIT	149	151
Hulic Co. Ltd. (a)	29,800	255
Invincible Investment Corp. REIT	745	296
Japan Hotel REIT Investment Corp.	545	278
Japan Metropolitan Fund Investment Corp. REIT	461	309
Japan Real Estate Investment Corp. REIT	64	244
Mitsui Fudosan Co. Ltd.	38,500	767
Nippon Building Fund, Inc. REIT (a)	83	326
Nomura Real Estate Master Fund, Inc. REIT	144	166
Sekisui House Ltd.	11,500	232
		3,357
Singapore (2.3%)
Frasers Centrepoint Trust REIT	158,900	258
Frasers Logistics & Commercial Trust REIT	340,400	315
Mapletree Pan Asia Commercial Trust REIT	197,600	238
		811
	Shares	Value (000)
Spain (0.7%)
Merlin Properties Socimi SA REIT	30,373	$260
Sweden (1.0%)
Castellum AB	12,091	116
Fabege AB (a)	17,736	128
Hufvudstaden AB, Class A	9,188	109
		353
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	1,891	211
United Kingdom (3.6%)
Impact Healthcare PLC REIT	119,840	137
LondonMetric Property PLC REIT	123,851	262
Segro PLC REIT	57,827	527
UNITE Group PLC REIT	18,781	208
Workspace Group PLC REIT	21,902	132
		1,266
United States (63.6%)
Agree Realty Corp. REIT	5,917	387
Alexandria Real Estate Equities, Inc. REIT	1,680	191
American Homes 4 Rent, Class A REIT	31,529	1,118
Americold Realty Trust, Inc. REIT	14,669	474
AvalonBay Communities, Inc. REIT	8,300	1,571
Boyd Gaming Corp.	3,222	223
Brixmor Property Group, Inc. REIT	27,635	608
Digital Realty Trust, Inc. REIT	8,709	992
Equinix, Inc. REIT	2,572	2,016
Essex Property Trust, Inc. REIT	2,322	544
Host Hotels & Resorts, Inc. REIT	30,954	521
Iron Mountain, Inc. REIT	3,176	180
Kite Realty Group Trust REIT	28,269	632
Life Storage, Inc. REIT	5,433	722
Mid-America Apartment Communities, Inc. REIT	5,176	786
NETSTREIT Corp. REIT	14,483	259
Prologis, Inc. REIT	26,135	3,205
Public Storage REIT	4,613	1,346
Realty Income Corp. REIT	17,820	1,065
Rexford Industrial Realty, Inc. REIT	6,853	358
RPT Realty REIT	24,431	255
Simon Property Group, Inc. REIT	8,791	1,015
Sun Communities, Inc. REIT	4,644	606
Ventas, Inc. REIT	12,683	600
VICI Properties, Inc. REIT	30,679	964
Welltower, Inc. REIT	24,609	1,991
		22,629
Total Common Stocks (Cost $34,434)		35,134
	No. of Rights
Rights (0.0%)‡
Belgium (0.0%)‡
Aedifica SA, expires 7/3/23 (c) (Cost $—)	2,820	3

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
Short-Term Investments (1.4%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $324)	324,307	$324
Securities held as Collateral on Loaned Securities (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	162,821	163
	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $3; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 - 8/10/23; valued at $3)	$3	3
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $6; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 - 11/15/25; valued at $6)	6	6
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $5; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $5)	5	5
		14
Total Securities held as Collateral on Loaned Securities (Cost $177)		177
Total Short-Term Investments (Cost $501)		501
Total Investments (100.1%) (Cost $34,935) Including $858 of Securities Loaned (d)(e)		35,638
Liabilities in Excess of Other Assets (–0.1%)		(45)
Net Assets (100.0%)		$35,593

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

‡  Amount is less than 0.05%.

(a)  All or a portion of this security was on loan at June 30, 2023.

(b)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(c)  Non-income producing security.

(d)  The approximate fair value and percentage of net assets, $11,432,000 and 32.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Financial Statements.

(e)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,929,000 and the aggregate gross unrealized depreciation is approximately $2,226,000, resulting in net unrealized appreciation of approximately $703,000.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Residential	17.1%
Industrial	16.4
Retail	14.3
Diversified	14.2
Other**	12.9
Health Care	9.0
Data Centers	8.5
Self Storage	7.6
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $34,448)	$35,151
Investment in Security of Affiliated Issuer, at Value (Cost $487)	487
Total Investments in Securities, at Value (Cost $34,935)	35,638
Foreign Currency, at Value (Cost $138)	138
Dividends Receivable	131
Tax Reclaim Receivable	24
Receivable for Fund Shares Sold	8
Receivable from Affiliate	1
Receivable from Securities Lending Income	—	@
Other Assets	13
Total Assets	35,953
Liabilities:
Collateral on Securities Loaned, at Value	177
Payable for Professional Fees	45
Payable for Fund Shares Redeemed	30
Deferred Capital Gain Country Tax	30
Payable for Investments Purchased	18
Payable for Advisory Fees	13
Payable for Custodian Fees	12
Payable for Servicing Fees	9
Payable for Distribution Fees — Class II Shares	7
Payable for Administration Fees	2
Payable for Transfer Agency Fees	—	@
Other Liabilities	17
Total Liabilities	360
NET ASSETS	$35,593
Net Assets Consist of:
Paid-in-Capital	$41,165
Total Accumulated Loss	(5,572)
Net Assets	$35,593
CLASS II:
Net Asset Value, Offering and Redemption Price Per Share Applicable to 5,018,758 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$7.09
(1) Including:
Securities on Loan, at Value:	$858

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $30 of Foreign Taxes Withheld)	$709
Dividends from Security of Affiliated Issuer (Note H)	6
Income from Securities Loaned — Net	1
Total Investment Income	716
Expenses:
Advisory Fees (Note B)	147
Professional Fees	75
Distribution Fees — Class II Shares (Note E)	46
Servicing Fees (Note D)	31
Administration Fees (Note C)	15
Custodian Fees (Note G)	14
Shareholder Reporting Fees	8
Pricing Fees	3
Transfer Agency Fees (Note F)	3
Directors' Fees and Expenses	2
Other Expenses	4
Total Expenses	348
Waiver of Advisory Fees (Note B)	(119)
Rebate from Morgan Stanley Affiliate (Note H)	(— @)
Net Expenses	229
Net Investment Income	487
Realized Loss:
Investments Sold	(2,585)
Foreign Currency Translation	(3)
Net Realized Loss	(2,588)
Change in Unrealized Appreciation (Depreciation):
Investments	2,777
Foreign Currency Translation	1
Net Change in Unrealized Appreciation (Depreciation)	2,778
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	190
Net Increase in Net Assets Resulting from Operations	$677

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$487	$737
Net Realized Loss	(2,588)	(3,518)
Net Change in Unrealized Appreciation (Depreciation)	2,778	(11,373)
Net Increase (Decrease) in Net Assets Resulting from Operations	677	(14,154)
Dividends and Distributions to Shareholders:
Class II	—	(3,736)
Capital Share Transactions:(1)
Class II:
Subscribed	1,131	3,822
Distributions Reinvested	—	3,736
Redeemed	(3,454)	(10,706)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(2,323)	(3,148)
Total Decrease in Net Assets	(1,646)	(21,038)
Net Assets:
Beginning of Period	37,239	58,277
End of Period	$35,593	$37,239
(1) Capital Share Transactions:
Class II:
Shares Subscribed	160	486
Shares Issued on Distributions Reinvested	—	503
Shares Redeemed	(488)	(1,264)
Net Decrease in Class II Shares Outstanding	(328)	(275)

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

Global Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$6.96		$10.36		$8.56		$10.80		$9.87		$11.09
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.14		0.18		0.16		0.18		0.25
Net Realized and Unrealized Gain (Loss)	0.04		(2.81)		1.85		(1.86)		1.58		(1.13)
Total from Investment Operations	0.13		(2.67)		2.03		(1.70)		1.76		(0.88)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.39)		(0.23)		(0.37)		(0.29)		(0.34)
Net Realized Gain	—		(0.34)		—		(0.17)		(0.54)		—
Total Distributions	—		(0.73)		(0.23)		(0.54)		(0.83)		(0.34)
Net Asset Value, End of Period	$7.09		$6.96		$10.36		$8.56		$10.80		$9.87
Total Return(2)	1.87	%(3)	(26.20)%		23.83%		(14.85)%		18.06%		(8.20)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$35,593		$37,239		$58,277		$53,254		$70,426		$66,751
Ratio of Expenses Before Expense Limitation	1.89	%(4)	1.80%		1.81%		1.81%		1.64%		1.66%
Ratio of Expenses After Expense Limitation	1.25	%(4)(5)	1.25	%(5)	1.25	%(5)	1.25	%(5)	1.25	%(5)	1.33	%(5)(6)
Ratio of Net Investment Income	2.65	%(4)(5)	1.65	%(5)	1.89	%(5)	1.89	%(5)	1.67	%(5)	2.37	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	39	%(3)	88%		123%		53%		24%		36%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.40% for Class II shares.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund currently offers Class II shares only, although Class I shares may be offered in the future.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Data Centers	$3,008	$—	$—	$3,008
Diversified	—	5,019	—	5,019
Health Care	2,861	337	—	3,198
Industrial	4,256	1,575	—	5,831
Industrial/Office Mixed	—	693	—	693
Lodging/Resorts	744	574	—	1,318
Office	191	918	—	1,109
Residential	5,209	851	—	6,060
Retail	4,221	848	—	5,069
Self Storage	2,068	617	—	2,685
Specialty	1,144	—	—	1,144
Total Common Stocks	23,702	11,432	—	35,134
Rights
Health Care	3	—	—	3
Short-Term Investments
Investment Company	487	—	—	487
Repurchase Agreements	—	14	—	14
Total Short-Term Investments	487	14	—	501
Total Assets	$24,192	$11,446	$—	$35,638

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amount Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$858	(a)	$—	$(858	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $177,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $722,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 Days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$177	$—	$—	$—	$177
Total Borrowings	$177	$—	$—	$—	$177
Gross amount of recognized liabilities for securities lending transactions					$177

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that the total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six month ended June 30, 2023, approximately $119,000 of advisory fees were waived pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $14,184,000 and $16,278,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$558	$4,243	$4,314	$6
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$487

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$3,531	$205	$1,323	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Permanent differences, due to an adjustment to prior period equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$2	$(2)

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$659	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $3,859,000 and $230,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 96.7%.

L. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was lower than its peer group average and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

18

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(This page has been left blank intentionally.)

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov .

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFGRESAN
5831054 EXP 08.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Global Strategist Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	31
Consolidated Statement of Operations	32
Consolidated Statements of Changes in Net Assets	33
Consolidated Financial Highlights	34
Notes to Consolidated Financial Statements	36
Investment Advisory Agreement Approval	49
Liquidity Risk Management Program	51
Director and Officer Information	Back Cover

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Expense Example

Global Strategist Portfolio

As a shareholder of the Global Strategist Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Strategist Portfolio Class I	$1,000.00	$1,074.60	$1,020.48	$4.48	$4.36	0.87%
Global Strategist Portfolio Class II	1,000.00	1,074.00	1,019.98	4.99	4.86	0.97

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (46.9%)
Agency Fixed Rate Mortgages (3.9%)
United States (3.9%)
Federal Home Loan Mortgage Corporation, Conventional Pools: 2.00%, 6/1/52		$639	$521
3.00%, 11/1/52		102	89
4.50%, 1/1/49		12	12
Gold Pools: 3.50%, 2/1/45 - 6/1/45		168	156
4.50%, 1/1/49		8	8
Federal National Mortgage Association, 6.00%, 7/13/53		160	161
Conventional Pools: 2.50%, 10/1/51		297	252
3.00%, 4/1/52		406	358
3.50%, 1/1/51		434	399
4.00%, 11/1/41 - 1/1/46		169	162
4.50%, 3/1/41 - 11/1/44		71	71
5.00%, 1/1/41 - 3/1/41		27	27
6.00%, 1/1/38		5	5
July TBA 3.00%, 7/1/53 (a)		100	88
4.00%, 7/1/53 (a)		350	328
4.50%, 7/1/53 (a)		100	96
5.00%, 7/1/53 (a)		400	392
5.50%, 7/1/53 (a)		75	75
Government National Mortgage Association, Various Pools: 4.00%, 7/15/44		11	11
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $3,361)			3,214
Asset-Backed Securities (0.3%)
Ireland (0.1%)
European Residential Loan Securitisation 2019-NPL1 DAC, Class A 1 Month EURIBOR + 3.25%, 6.69%, 7/24/54 (b)	EUR	90	97
United States (0.2%)
Renaissance Home Equity Loan Trust, 1 Month USD LIBOR + 0.76%, 5.91%, 12/25/32 (b)		$82	75
SLM Student Loan Trust, 3 Month EURIBOR + 0.55%, 3.81%, 7/25/39 (b)	EUR	66	68
			143
Total Asset-Backed Securities (Cost $238)			240
Commercial Mortgage-Backed Securities (0.6%)
United Kingdom (0.1%)
Taurus 2018-2 UK DAC, 3 Month GBP SONIA + 1.22%, 5.97%, 5/22/28 (b)	GBP	58	74
United States (0.5%)
COMM Mortgage Trust, 3.96%, 3/10/47		$144	142
	Face Amount (000)		Value (000)
4.24%, 2/10/47 (b)		$77	$76
4.89%, 7/15/47 (b)(c)		100	90
WFRBS Commercial Mortgage Trust, 5.16%, 9/15/46 (b)(c)		140	124
			432
Total Commercial Mortgage-Backed Securities (Cost $530)			506
Corporate Bonds (10.6%)
Australia (0.5%)
NBN Co. Ltd., 2.63%, 5/5/31 (c)		200	168
Transurban Finance Co. Pty Ltd., 2.00%, 8/28/25	EUR	100	104
Westpac Banking Corp., 2.67%, 11/15/35		$125	96
			368
Canada (0.5%)
Province of Ontario Canada, 2.30%, 6/15/26		190	177
Province of Quebec Canada, 0.00%, 10/29/30	EUR	210	180
Rogers Communications, Inc., 3.80%, 3/15/32 (c)		$100	88
			445
France (0.8%)
AXA SA, 3.25%, 5/28/49	EUR	100	98
BNP Paribas SA, 1.13%, 6/11/26		225	226
BPCE SA, 5.15%, 7/21/24 (c)		$200	196
Orange SA, 5.00%, 10/1/26 (d)	EUR	100	109
			629
Germany (0.5%)
Deutsche Bank AG, Series E 0.96%, 11/8/23		$150	147
Kreditanstalt fuer Wiederaufbau, 1.13%, 9/15/32	EUR	190	178
Volkswagen International Finance NV, Series 10Y 1.88%, 3/30/27		100	100
			425
Ireland (0.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26		$175	156
Italy (0.1%)
Assicurazioni Generali SpA, 5.50%, 10/27/47	EUR	100	110
Japan (0.2%)
NTT Finance Corp., 1.59%, 4/3/28 (c)		$200	171

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Korea, Republic of (0.7%)
Korea Electric Power Corp., 2.50%, 6/24/24 (c)		$200	$194
Korea Hydro & Nuclear Power Co. Ltd., 3.75%, 7/25/23 (c)		200	200
Korea Southern Power Co. Ltd., 0.75%, 1/27/26 (c)		200	177
			571
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings Sarl, 1.25%, 4/26/27	EUR	100	87
Netherlands (0.1%)
ASR Nederland NV, 5.00%, 9/30/24 (d)		100	108
Qatar (0.2%)
Ooredoo International Finance Ltd., 2.63%, 4/8/31 (c)		$200	173
Spain (0.4%)
Banco Santander SA, 3.13%, 1/19/27	EUR	100	104
5.18%, 11/19/25		$200	195
			299
Sweden (0.1%)
Akelius Residential Property Financing BV, 1.13%, 1/11/29	EUR	100	84
United Arab Emirates (0.2%)
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 3/31/36 (c)		$225	182
United Kingdom (1.0%)
BAT Capital Corp., 3.56%, 8/15/27		125	115
HSBC Holdings PLC, 2.26%, 11/13/26	GBP	100	113
6.16%, 3/9/29		$225	227
Lloyds Banking Group PLC, 1.75%, 9/7/28	EUR	100	109
2.25%, 10/16/24	GBP	100	120
NGG Finance PLC, 5.63%, 6/18/73		100	121
			805
United States (5.0%)
Amazon.com, Inc., 3.10%, 5/12/51		$50	37
AT&T, Inc., 1.80%, 9/5/26	EUR	100	102
2.90%, 12/4/26	GBP	100	113
Bank of America Corp., 2.69%, 4/22/32		$50	41
3.85%, 3/8/37		25	21
4.38%, 4/27/28		100	96
4.57%, 4/27/33		25	24
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26		25	22
	Face Amount (000)		Value (000)
Celanese U.S. Holdings LLC, 6.17%, 7/15/27		$50	$50
Centene Corp., 2.50%, 3/1/31		175	140
Charles Schwab Corp., 5.85%, 5/19/34		65	66
Charter Communications Operating LLC/ Charter Communications Operating Capital, 2.80%, 4/1/31		100	81
3.50%, 3/1/42		25	17
5.13%, 7/1/49		25	20
Citigroup, Inc., 3.06%, 1/25/33		50	42
3.79%, 3/17/33		225	199
Comcast Corp., 1.95%, 1/15/31		125	102
Deere & Co., 3.10%, 4/15/30		100	92
Dick's Sporting Goods, Inc., 4.10%, 1/15/52		75	52
Energy Transfer LP, 2.90%, 5/15/25		150	142
Enterprise Products Operating LLC, 3.95%, 1/31/60		50	39
5.35%, 1/31/33		25	25
Estee Lauder Cos., Inc., 4.65%, 5/15/33		75	74
Fidelity National Information Services, Inc., 1.65%, 3/1/28		100	84
Georgia-Pacific LLC, 2.30%, 4/30/30 (c)		175	149
Goldman Sachs Group, Inc., 2.62%, 4/22/32		150	123
HCA, Inc., 4.63%, 3/15/52 (c)		75	62
Intel Corp., 5.70%, 2/10/53		75	76
JBS USA LUX SA/JBS USA Food Co./ JBS USA Finance, Inc., 2.50%, 1/15/27 (c)		225	197
JPMorgan Chase & Co., 2.55%, 11/8/32		225	184
Level 3 Financing, Inc., 3.40%, 3/1/27 (c)		100	85
Lowe's Cos., Inc., 1.30%, 4/15/28		75	63
1.70%, 10/15/30		100	80
Marriott International, Inc., 4.90%, 4/15/29		25	24
Medtronic Global Holdings SCA, 1.00%, 7/2/31	EUR	100	89
Metropolitan Life Global Funding I, 2.95%, 4/9/30 (c)		$150	130
Micron Technology, Inc., 5.88%, 9/15/33		75	74

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
United States (cont'd)
NextEra Energy Capital Holdings, Inc., 2.75%, 11/1/29		$175	$152
Prologis Euro Finance LLC, 1.88%, 1/5/29	EUR	100	95
Republic Services, Inc., 5.00%, 4/1/34		$50	50
Thermo Fisher Scientific, Inc., 0.88%, 10/1/31	EUR	100	88
Truist Financial Corp., SOFR + 2.36%, 5.87%, 6/8/34 (b)		$100	100
U.S. Bancorp, 5.78%, 6/12/29		75	75
5.84%, 6/12/34		75	76
Upjohn Finance BV, 1.91%, 6/23/32	EUR	100	84
Verizon Communications, Inc., 1.13%, 11/3/28	GBP	100	99
3.40%, 3/22/41		$50	39
Vontier Corp., 2.40%, 4/1/28		50	42
Walt Disney Co., 2.65%, 1/13/31		50	44
Warnermedia Holdings, Inc., 4.28%, 3/15/32		150	133
5.05%, 3/15/42		25	21
			4,115
Total Corporate Bonds (Cost $9,761)			8,728
Sovereign (25.7%)
Australia (0.4%)
Australia Government Bond, 1.25%, 5/21/32	AUD	690	365
Austria (0.1%)
Republic of Austria Government Bond, 0.00%, 2/20/30 (c)	EUR	70	63
Belgium (0.3%)
Kingdom of Belgium Government Bond, 0.90%, 6/22/29 (c)		30	29
1.70%, 6/22/50 (c)		90	70
Series 99
3.45%, 6/22/43 (c)		100	110
			209
Brazil (2.1%)
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/27	BRL	8,262	1,716
Canada (1.1%)
Canadian Government Bond, 1.25%, 6/1/30	CAD	1,020	670
2.00%, 12/1/51		20	12
2.50%, 12/1/32		290	205
			887
	Face Amount (000)		Value (000)
China (6.7%)
Agricultural Development Bank of China, 2.25%, 4/22/25	CNY	770	$106
3.79%, 10/26/30		740	109
China Development Bank, 3.07%, 3/10/30		1,410	197
3.34%, 7/14/25		740	104
China Government Bond, 2.37%, 1/20/27		3,200	440
2.76%, 5/15/32		22,270	3,072
2.80%, 11/15/32		1,400	194
3.13%, 11/21/29		4,390	622
3.27%, 11/19/30		1,540	222
3.52%, 4/25/46		410	60
3.53%, 10/18/51		200	30
3.81%, 9/14/50		300	47
3.86%, 7/22/49		1,270	199
Export-Import Bank of China, 2.93%, 3/2/25		740	103
			5,505
Czech Republic (0.1%)
Czech Republic Government Bond, 1.20%, 3/13/31	CZK	1,200	44
Denmark (0.1%)
Denmark Government Bond, 0.50%, 11/15/27	DKK	630	84
Finland (0.1%)
Finland Government Bond, 1.13%, 4/15/34 (c)	EUR	70	63
France (1.6%)
Agence Francaise de Developpement EPIC, 1.50%, 10/31/34		100	91
Banque Federative du Credit Mutuel SA, 1.25%, 12/5/25	GBP	100	112
French Republic Government Bond OAT, 0.00%, 11/25/29	EUR	940	858
2.00%, 5/25/48 (c)		200	172
SNCF Reseau, 1.88%, 3/30/34		100	95
			1,328
Germany (1.4%)
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/31 - 8/15/50		588	509
0.25%, 2/15/29		190	183
4.25%, 7/4/39		120	161
Series G 1.80%, 8/15/53		28	27
State of North Rhine-Westphalia Germany, 1.65%, 2/22/38		290	261
			1,141
Greece (2.6%)
Hellenic Republic Government Bonds, 4.25%, 6/15/33 (c)		1,903	2,176

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Hungary (0.1%)
Hungary Government Bond, Series 30/A 3.00%, 8/21/30	HUF	8,480	$19
Series 32/A
4.75%, 11/24/32		18,110	45
Series 32/G
4.50%, 5/27/32		10,410	26
			90
Indonesia (0.4%)
Indonesia Treasury Bond, 8.25%, 5/15/29	IDR	839,000	62
8.38%, 3/15/34		2,481,000	190
Series FR65
6.63%, 5/15/33		1,500,000	102
			354
Ireland (0.1%)
Ireland Government Bond, 0.20%, 10/18/30	EUR	80	72
Italy (0.8%)
Italy Buoni Poliennali Del Tesoro, 0.45%, 2/15/29		50	46
2.50%, 12/1/32		220	213
4.45%, 9/1/43 (c)		199	221
Republic of Italy Government International Bond, 0.88%, 5/6/24		$200	191
			671
Japan (4.1%)
Japan Government Five Year Bond, 0.10%, 6/20/24	JPY	90,300	627
Japan Government Ten Year Bond, 0.10%, 6/20/26 - 6/20/31		148,800	1,025
Japan Government Thirty Year Bond, 0.30%, 6/20/46		34,300	200
0.40%, 9/20/49		21,900	125
0.60%, 6/20/50		29,000	172
1.70%, 6/20/33		91,300	712
Japan Government Twenty Year Bond, 0.40%, 6/20/41		77,000	488
			3,349
Korea, Republic of (0.4%)
Export-Import Bank of Korea, 0.63%, 2/9/26		$200	177
Korea Development Bank, 0.80%, 7/19/26		200	174
			351
Malaysia (0.4%)
Malaysia Government Bond, Series 0219 3.89%, 8/15/29	MYR	440	95
Series 0122 3.58%, 7/15/32		200	42
	Face Amount (000)		Value (000)
Petronas Capital Ltd., 3.50%, 3/18/25 (c)		$200	$193
			330
Mexico (0.4%)
Mexican Bonos, Series M 7.50%, 6/3/27	MXN	1,700	95
7.75%, 5/29/31		3,000	166
8.50%, 5/31/29		800	46
			307
Netherlands (0.2%)
Netherlands Government Bond, 0.00%, 7/15/30 (c)	EUR	190	172
2.75%, 1/15/47 (c)		20	22
			194
New Zealand (0.3%)
New Zealand Government Bond, Series 0530 4.50%, 5/15/30	NZD	200	122
Series 0534
4.25%, 5/15/34		200	119
			241
Norway (0.0%)‡
Norway Government Bond, 2.13%, 5/18/32 (c)	NOK	190	16
Saudi Arabia (0.2%)
KSA Sukuk Ltd., 4.51%, 5/22/33 (c)		$200	197
Singapore (0.1%)
Singapore Government Bond, 2.63%, 8/1/32	SGD	70	50
Spain (0.9%)
Spain Government Bond, 0.00%, 5/31/25 - 1/31/28 (c)	EUR	360	364
0.70%, 4/30/32 (c)		21	18
1.25%, 10/31/30 (c)		289	275
2.70%, 10/31/48 (c)		40	36
3.45%, 7/30/66 (c)		21	21
3.55%, 10/31/33 (c)		44	48
			762
Thailand (0.1%)
Thailand Government Bond, 2.00%, 12/17/31	THB	4,000	109
United Kingdom (0.6%)
United Kingdom Gilt, 0.63%, 10/22/50	GBP	180	93
0.88%, 7/31/33		150	136
1.25%, 10/22/41		60	46
3.50%, 1/22/45		180	197
			472
Total Sovereign (Cost $23,476)			21,146
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face Amount (000)		Value (000)
Supranational (0.7%)
Asian Development Bank, 2.13%, 5/19/31	NZD	60	$30
European Investment Bank, 0.00%, 1/14/31	EUR	200	174
International Bank for Reconstruction & Development, 2.20%, 2/27/24	AUD	610	400
Total Supranational (Cost $728)			604
U.S. Treasury Securities (3.7%)
United States (3.7%)
U.S. Treasury Bonds, 1.13%, 5/15/40		$790	513
1.25%, 5/15/50		236	133
1.75%, 8/15/41		530	373
2.50%, 2/15/45		590	457
2.75%, 8/15/47		360	290
U.S. Treasury Inflation-Indexed Bonds, 1.13%, 1/15/33		1,057	1,013
U.S. Treasury Notes, 1.38%, 11/15/31		340	280
Total U.S. Treasury Securities (Cost $3,487)			3,059
Mortgages — Other (1.4%)
Germany (0.0%)‡
Berg Finance DAC, 3 Month EURIBOR + 1.05%, 4.26%, 4/22/33 (b)	EUR	16	16
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC, 3 Month GBP SONIA + 2.22%, 6.69%, 4/17/44 (b)	GBP	58	67
United States (1.3%)
Bayview MSR Opportunity Master Fund Trust, 3.00%, 1/25/52 (b)(c)		$92	77
BX Commercial Mortgage Trust, Class A 1 Month Term SOFR + 2.28%, 7.43%, 6/15/40 (b)(c)		100	100
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust, 3.00%, 9/25/45		18	15
3.00%, 7/25/46		8	7
3.00%, 12/25/46		30	26
3.00%, 5/25/47		37	32
3.50%, 5/25/45		8	6
3.50%, 9/25/45		17	15
3.50%, 7/25/46		10	9
4.00%, 5/25/45		2	2
Hundred Acre Wood Trust, 2.50%, 12/25/51 (b)(c)		90	72
JP Morgan Mortgage Trust, 3.00%, 4/25/52 (b)(c)		165	139
3.00%, 9/25/52 (b)(c)		180	151
3.25%, 7/25/52 (b)(c)		90	77
	Face Amount (000)	Value (000)
PRKCM 2023-AFC1 Trust, Class A1 6.60%, 2/25/58 (c)	$93	$94
PRMI Securitization Trust, 2.50%, 4/25/51 (b)(c)	85	68
Seasoned Credit Risk Transfer Trust, 3.00%, 11/25/57	80	71
3.00%, 7/25/58	86	75
3.00%, 10/25/58	13	12
4.00%, 10/25/58	13	12
		1,060
Total Mortgages — Other (Cost $1,287)		1,143
Total Fixed Income Securities (Cost $42,868)		38,640
	Shares
Common Stocks (34.7%)
Australia (1.0%)
Ampol Ltd.	168	3
ANZ Group Holdings Ltd.	2,017	32
APA Group	835	5
Aristocrat Leisure Ltd.	403	10
ASX Ltd.	135	6
Aurizon Holdings Ltd.	1,340	4
BHP Group Ltd.	3,498	105
BlueScope Steel Ltd.	333	5
Brambles Ltd.	934	9
Cochlear Ltd.	43	7
Coles Group Ltd.	897	11
Commonwealth Bank of Australia	1,148	77
Computershare Ltd.	383	6
CSL Ltd.	325	60
Dexus REIT	763	4
Endeavour Group Ltd. (Australia)	1,015	4
Fortescue Metals Group Ltd.	1,151	17
Goodman Group REIT	1,132	15
GPT Group REIT	1,384	4
IDP Education Ltd.	148	2
IGO Ltd.	483	5
Insurance Australia Group Ltd.	1,711	7
James Hardie Industries PLC CDI (e)	298	8
Lendlease Corp. Ltd. REIT	489	3
Lottery Corp. Ltd.	1,555	5
Macquarie Group Ltd.	244	29
Medibank Pvt Ltd.	1,897	4
Mineral Resources Ltd.	122	6
Mirvac Group REIT	2,766	4
National Australia Bank Ltd.	2,117	37
Newcrest Mining Ltd.	586	10
Northern Star Resources Ltd.	785	6
Orica Ltd.	323	3
Origin Energy Ltd.	1,161	7
Pilbara Minerals Ltd.	1,841	6
Qantas Airways Ltd. (e)	654	3

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Australia (cont'd)
QBE Insurance Group Ltd.	1,013	$11
Ramsay Health Care Ltd.	126	5
REA Group Ltd.	37	4
Reece Ltd.	160	2
Rio Tinto Ltd.	253	19
Santos Ltd.	2,085	10
Scentre Group REIT	3,615	6
SEEK Ltd.	244	4
Sonic Healthcare Ltd.	302	7
South32 Ltd.	3,084	8
Stockland REIT	1,646	4
Suncorp Group Ltd.	859	8
Telstra Group Ltd.	2,712	8
Transurban Group (Units)	2,060	20
Treasury Wine Estates Ltd.	506	4
Vicinity Ltd. REIT	2,742	3
Washington H Soul Pattinson & Co. Ltd.	153	3
Wesfarmers Ltd.	761	25
Westpac Banking Corp.	2,374	34
WiseTech Global Ltd.	102	5
Woodside Energy Group Ltd.	1,276	30
Woolworths Group Ltd.	816	22
Xero Ltd. (e)	93	7
		778
Austria (0.1%)
Erste Group Bank AG	1,013	36
OMV AG	129	5
Verbund AG	59	5
voestalpine AG	103	4
		50
Belgium (0.2%)
Ageas SA	136	5
Anheuser-Busch InBev SA	738	42
Argenx SE (e)	46	18
D'ieteren Group	22	4
Elia Group SA	28	4
Groupe Bruxelles Lambert NV	85	7
KBC Group NV	738	51
Sofina SA	13	3
Solvay SA	64	7
UCB SA	105	9
Umicore SA	181	5
Warehouses De Pauw CVA REIT	140	4
		159
Canada (1.7%)
Agnico Eagle Mines Ltd.	408	20
Air Canada (e)	147	3
Algonquin Power & Utilities Corp.	554	5
Alimentation Couche-Tard, Inc.	571	29
AltaGas Ltd.	234	4
ARC Resources Ltd.	528	7
	Shares	Value (000)
Bank of Montreal	568	$51
Bank of Nova Scotia	988	50
Barrick Gold Corp. (LSE)	1,103	19
Barrick Gold Corp. (NYSE)	57	1
BCE, Inc.	61	3
Brookfield Asset Management Ltd., Class A	296	10
Brookfield Corp.	989	33
Brookfield Renewable Corp., Class A	107	3
BRP, Inc.	31	3
CAE, Inc. (e)	263	6
Cameco Corp.	361	11
Canadian Apartment Properties REIT	70	3
Canadian Imperial Bank of Commerce	655	28
Canadian National Railway Co.	478	58
Canadian Natural Resources Ltd.	926	52
Canadian Pacific Kansas City Ltd.	471	38
Canadian Tire Corp. Ltd., Class A	46	6
Canadian Utilities Ltd., Class A	106	3
CCL Industries, Inc., Class B	125	6
Cenovus Energy, Inc.	1,223	21
CGI, Inc. (e)	176	19
Constellation Software, Inc.	17	35
Descartes Systems Group, Inc. (e)	71	6
Dollarama, Inc.	225	15
Element Fleet Management Corp.	332	5
Emera, Inc.	219	9
Empire Co. Ltd., Class A	133	4
Enbridge, Inc.	1,477	55
Fairfax Financial Holdings Ltd.	19	14
First Quantum Minerals Ltd.	497	12
FirstService Corp.	34	5
Fortis, Inc.	393	17
Franco-Nevada Corp.	162	23
George Weston Ltd.	59	7
GFL Environmental, Inc.	151	6
Gildan Activewear, Inc.	153	5
Great-West Lifeco, Inc.	233	7
Hydro One Ltd.	269	8
IA Financial Corp., Inc.	88	6
IGM Financial, Inc.	68	2
Imperial Oil Ltd.	179	9
Intact Financial Corp.	145	22
Ivanhoe Mines Ltd., Class A (e)	518	5
Keyera Corp.	183	4
Kinross Gold Corp.	1,059	5
Loblaw Cos. Ltd.	134	12
Lundin Mining Corp.	525	4
Magna International, Inc.	230	13
Manulife Financial Corp.	1,367	26
Metro, Inc.	195	11
National Bank of Canada	282	21
Northland Power, Inc.	203	4
Nutrien Ltd.	439	26

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Nuvei Corp. (e)	57	$2
Onex Corp.	60	3
Open Text Corp.	226	9
Pan American Silver Corp.	303	4
Parkland Corp.	118	3
Pembina Pipeline Corp.	457	14
Power Corp. of Canada	458	12
Quebecor, Inc., Class B	129	3
RB Global, Inc.	151	9
Restaurant Brands International, Inc.	243	19
RioCan Real Estate Investment Trust REIT	123	2
Rogers Communications, Inc., Class B	293	13
Royal Bank of Canada	852	81
Saputo, Inc.	209	5
Shopify, Inc., Class A (e)	1,024	66
Sun Life Financial, Inc.	490	26
Suncor Energy, Inc.	1,133	33
TC Energy Corp.	634	26
Teck Resources Ltd., Class B	390	16
TELUS Corp.	388	8
TFI International, Inc.	66	8
Thomson Reuters Corp.	134	18
TMX Group Ltd.	230	5
Toromont Industries Ltd.	70	6
Toronto-Dominion Bank	1,355	84
Tourmaline Oil Corp.	270	13
West Fraser Timber Co. Ltd.	49	4
Wheaton Precious Metals Corp.	378	16
WSP Global, Inc.	106	14
		1,417
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (e)	18,000	—
Denmark (0.5%)
AP Moller — Maersk AS Series B	7	12
Carlsberg AS Series B	74	12
Chr Hansen Holding AS	85	6
Coloplast AS Series B	90	11
Danske Bank AS (e)	536	13
Demant AS (e)	73	3
DSV AS	147	31
Genmab AS (e)	51	19
Novo Nordisk AS Series B	1,280	207
Novozymes AS Series B	164	8
Orsted AS	144	14
Pandora AS	73	6
ROCKWOOL AS, Class B	8	2
Tryg AS	284	6
Vestas Wind Systems AS (e)	788	21
		371
Finland (0.2%)
Elisa Oyj	116	6
	Shares	Value (000)
Fortum Oyj	365	$5
Kesko Oyj, Class B	224	4
Kone Oyj, Class B	283	15
Metso Oyj	545	7
Neste Oyj	346	13
Nokia Oyj	4,383	18
Orion Oyj, Class B	88	4
Sampo Oyj, Class A	387	17
Stora Enso Oyj, Class R	454	5
UPM-Kymmene Oyj	434	13
Wartsila Oyj Abp	391	5
		112
France (2.1%)
Accor SA	135	5
Aeroports de Paris	23	3
Air Liquide SA	410	74
Airbus SE	461	67
Alstom SA	253	8
Amundi SA	49	3
ArcelorMittal SA	417	11
Arkema SA	48	5
AXA SA	1,474	44
BioMerieux	33	3
BNP Paribas SA	3,195	202
Bollore SE	694	4
Bouygues SA	177	6
Bureau Veritas SA	232	6
Capgemini SE	129	24
Carrefour SA	469	9
Cie de Saint-Gobain	399	24
Cie Generale des Etablissements Michelin SCA	541	16
Covivio SA REIT	38	2
Credit Agricole SA	3,480	41
Danone SA	497	30
Dassault Aviation SA	20	4
Dassault Systemes SE	521	23
Edenred	192	13
Eiffage SA	65	7
Engie SA	1,420	24
EssilorLuxottica SA	222	42
Eurazeo SE	35	2
Eurofins Scientific SE	105	7
Euronext NV	67	5
Gecina SA REIT	37	4
Getlink SE	344	6
Hermes International	25	54
Ipsen SA	29	3
Kering SA	61	34
Klepierre SA REIT	173	4
L'Oreal SA	190	89
La Francaise des Jeux SAEM	82	3
Legrand SA	216	21
LVMH Moet Hennessy Louis Vuitton SE	216	204

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (cont'd)
Orange SA	1,538	$18
Pernod Ricard SA	161	36
Publicis Groupe SA	180	14
Remy Cointreau SA	18	3
Renault SA	156	7
Safran SA	266	42
Sanofi	886	95
Sartorius Stedim Biotech	21	5
Schneider Electric SE	436	79
SEB SA	20	2
Societe Generale SA	2,298	60
Sodexo SA	62	7
STMicroelectronics NV	551	27
Teleperformance	47	8
Thales SA	83	12
TotalEnergies SE	1,937	111
Unibail-Rodamco-Westfield REIT (e)	94	5
Valeo SA	167	4
Veolia Environnement SA	526	17
Vinci SA	414	48
Vivendi SE	567	5
Wendel SE	21	2
Worldline SA (e)	189	7
		1,750
Germany (1.4%)
Adidas AG	133	26
Allianz SE (Registered)	332	77
Aroundtown SA (e)	912	1
BASF SE	766	37
Bayer AG (Registered)	804	44
Bayerische Motoren Werke AG	276	34
Bayerische Motoren Werke AG (Preference)	49	6
Bechtle AG	70	3
Beiersdorf AG	82	11
Brenntag SE	129	10
Carl Zeiss Meditec AG	33	4
Commerzbank AG	3,127	35
Continental AG	94	7
Covestro AG (e)	164	8
Daimler Truck Holding AG	386	14
Delivery Hero SE (e)	145	6
Deutsche Bank AG (Registered)	1,697	18
Deutsche Boerse AG	155	29
Deutsche Lufthansa AG (Registered) (e)	493	5
Deutsche Post AG (Registered)	824	40
Deutsche Telekom AG (Registered)	2,620	57
Dr Ing hc F Porsche AG (e)	94	12
E.ON SE	1,830	23
Evonik Industries AG	176	3
Fresenius Medical Care AG & Co. KGaA	168	8
Fresenius SE & Co. KGaA	346	10
GEA Group AG	125	5
	Shares	Value (000)
Hannover Rueck SE (Registered)	49	$10
Heidelberg Materials AG	121	10
HelloFresh SE (e)	139	3
Henkel AG & Co. KGaA	85	6
Henkel AG & Co. KGaA (Preference)	146	12
Infineon Technologies AG	1,094	45
Knorr-Bremse AG	61	5
LEG Immobilien SE (e)	63	4
Mercedes-Benz Group AG (Registered)	672	54
Merck KGaA	106	18
MTU Aero Engines AG	44	11
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	114	43
Nemetschek SE	48	4
Porsche Automobil Holding SE (Preference) (e)	127	8
Puma SE	88	5
QIAGEN NV (e)	188	8
Rational AG	4	3
Rheinmetall AG	37	10
RWE AG	525	23
SAP SE	853	116
Sartorius AG (Preference)	20	7
Scout24 SE	67	4
Siemens AG (Registered)	640	107
Siemens Energy AG (e)	431	8
Siemens Healthineers AG	230	13
Symrise AG	110	12
Telefonica Deutschland Holding AG	852	2
United Internet AG (Registered)	72	1
Volkswagen AG	24	4
Volkswagen AG (Preference)	155	21
Vonovia SE	608	12
Zalando SE (e)	188	5
		1,127
Hong Kong (0.2%)
AIA Group Ltd.	4,718	48
BOC Hong Kong Holdings Ltd.	1,901	6
Budweiser Brewing Co. APAC Ltd.	881	2
CK Asset Holdings Ltd.	1,026	6
CK Hutchison Holdings Ltd.	1,369	8
CK Infrastructure Holdings Ltd.	326	2
CLP Holdings Ltd.	843	7
ESR Group Ltd.	1,026	2
Futu Holdings Ltd. ADR (e)	31	1
Galaxy Entertainment Group Ltd. (e)	1,114	7
Hang Lung Properties Ltd.	1,046	2
Hang Seng Bank Ltd.	395	6
Henderson Land Development Co. Ltd.	749	2
HKT Trust & HKT Ltd.	1,955	2
Hong Kong & China Gas Co. Ltd.	5,786	5
Hong Kong Exchanges & Clearing Ltd.	530	20
Hongkong Land Holdings Ltd.	578	2
Jardine Matheson Holdings Ltd.	82	4

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Hong Kong (cont'd)
Link REIT	1,011	$6
MTR Corp. Ltd.	796	4
New World Development Co. Ltd.	780	2
Power Assets Holdings Ltd.	718	4
Sands China Ltd. (e)	1,253	4
Sino Land Co. Ltd.	1,828	2
SITC International Holdings Co. Ltd.	684	1
Sun Hung Kai Properties Ltd.	745	9
Swire Pacific Ltd., Class A	246	2
Swire Properties Ltd.	602	1
Techtronic Industries Co. Ltd.	718	8
WH Group Ltd.	3,255	2
Wharf Real Estate Investment Co. Ltd.	875	4
Xinyi Glass Holdings Ltd.	987	2
		183
Ireland (0.1%)
AIB Group PLC	901	4
Bank of Ireland Group Plc	889	8
CRH PLC	644	36
Flutter Entertainment PLC (e)	138	28
Kerry Group PLC, Class A	133	13
Kingspan Group PLC	135	9
Smurfit Kappa Group PLC	207	7
		105
Israel (0.1%)
Azrieli Group Ltd.	34	2
Bank Hapoalim BM	1,016	8
Bank Leumi Le-Israel BM	1,235	9
Bezeq The Israeli Telecommunication Corp. Ltd.	1,659	2
Check Point Software Technologies Ltd. (e)	80	10
CyberArk Software Ltd. (e)	32	5
Elbit Systems Ltd.	21	4
First International Bank Of Israel Ltd.	44	2
ICL Group Ltd.	567	3
Israel Discount Bank Ltd., Class A	989	5
Mizrahi Tefahot Bank Ltd.	123	4
Nice Ltd. (e)	51	11
Teva Pharmaceutical Industries Ltd. ADR (e)	885	7
Tower Semiconductor Ltd. (e)	87	3
Wix.com Ltd. (e)	46	4
		79
Italy (0.7%)
Amplifon SpA	101	4
Assicurazioni Generali SpA	907	18
CNH Industrial NV	853	12
Davide Campari-Milano NV	423	6
DiaSorin SpA	21	2
Enel SpA	6,590	44
Eni SpA	2,035	29
EXOR NV	183	16
Ferrari NV	102	33
	Shares	Value (000)
FinecoBank Banca Fineco SpA	1,759	$24
Infrastrutture Wireless Italiane SpA	275	4
Intesa Sanpaolo SpA	47,755	125
Mediobanca Banca di Credito Finanziario SpA	1,755	21
Moncler SpA	167	12
Nexi SpA (e)	487	4
Poste Italiane SpA	429	5
Prysmian SpA	215	9
Recordati Industria Chimica e Farmaceutica SpA	86	4
Snam SpA	1,609	8
Stellantis NV	1,866	33
Telecom Italia SpA (Milano) (e)	8,103	2
Tenaris SA	387	6
Terna — Rete Elettrica Nazionale	1,130	10
UniCredit SpA	5,926	138
		569
Netherlands (0.9%)
ABN AMRO Bank NV CVA	1,224	19
Adyen NV (e)	18	31
Aegon NV	1,489	8
AerCap Holdings NV (e)	137	9
Akzo Nobel NV	152	12
ASM International NV	39	17
ASML Holding NV	341	247
Basic-Fit NV (e)	788	30
Coca-Cola Europacific Partners PLC	170	11
Heineken Holding NV	95	8
Heineken NV	213	22
IMCD NV	48	7
ING Groep NV	11,209	151
JDE Peet's NV	83	2
Just Eat Takeaway.com NV (e)	158	2
Koninklijke Ahold Delhaize NV	870	30
Koninklijke DSM NV	148	15
Koninklijke KPN NV	2,729	10
Koninklijke Philips NV (e)	769	17
NN Group NV	231	9
OCI NV (e)	87	2
Prosus NV (e)	662	48
Randstad NV	100	5
Universal Music Group NV	607	14
Wolters Kluwer NV	210	27
		753
New Zealand (0.0%)‡
Auckland International Airport Ltd. (e)	916	5
EBOS Group Ltd.	118	3
Fisher & Paykel Healthcare Corp. Ltd.	419	6
Mercury NZ Ltd.	501	2
Meridian Energy Ltd.	905	3
Spark New Zealand Ltd.	1,361	4
		23

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Norway (0.1%)
Adevinta ASA (e)	241	$2
Aker BP ASA	256	6
DNB Bank ASA	743	14
Equinor ASA	762	22
Gjensidige Forsikring ASA	161	3
Kongsberg Gruppen ASA	71	3
Mowi ASA	331	5
Norsk Hydro ASA	1,097	6
Orkla ASA	585	4
Salmar ASA	52	2
Telenor ASA	557	6
Yara International ASA	133	5
		78
Portugal (0.0%)‡
EDP — Energias de Portugal SA	2,076	10
EDP Renovaveis SA	181	4
Galp Energia SGPS SA	357	4
Jeronimo Martins SGPS SA	208	6
		24
Singapore (0.2%)
CapitaLand Ascendas REIT	2,400	5
CapitaLand Ascott Trust REIT	106	—	@
CapitaLand Integrated Commercial Trust REIT	3,773	5
Capitaland Investment Ltd.	1,869	5
City Developments Ltd.	303	2
DBS Group Holdings Ltd.	1,294	30
Genting Singapore Ltd.	4,362	3
Grab Holdings Ltd., Class A (e)	924	3
Jardine Cycle & Carriage Ltd.	71	2
Keppel Corp. Ltd.	1,022	5
Mapletree Logistics Trust REIT	2,388	3
Mapletree Pan Asia Commercial Trust REIT	1,691	2
Oversea-Chinese Banking Corp. Ltd.	2,404	22
Sea Ltd. ADR (e)	262	15
Seatrium Ltd. (e)	32,877	3
Singapore Airlines Ltd.	955	5
Singapore Exchange Ltd.	614	4
Singapore Technologies Engineering Ltd.	1,126	3
Singapore Telecommunications Ltd.	5,910	11
United Overseas Bank Ltd.	843	17
UOL Group Ltd.	335	2
Venture Corp. Ltd.	198	2
Wilmar International Ltd.	1,383	4
		153
Spain (0.6%)
Acciona SA	14	2
ACS Actividades de Construccion y Servicios SA	125	4
Aena SME SA	43	7
Amadeus IT Group SA (e)	263	20
Banco Bilbao Vizcaya Argentaria SA	17,458	134
Banco Santander SA	46,101	171
	Shares	Value (000)
CaixaBank SA	12,083	$50
Cellnex Telecom SA (e)	322	13
Corp. ACCIONA Energias Renovables SA	40	1
Enagas SA	143	3
Endesa SA	184	4
Ferrovial SE	281	9
Grifols SA (e)	174	2
Iberdrola SA	3,504	46
Industria de Diseno Textil SA	626	24
Naturgy Energy Group SA	84	3
Redeia Corp. SA	234	4
Repsol SA	799	12
Siemens Gamesa Renewable Energy SA (e)	142	3
Telefonica SA	3,001	12
		524
Sweden (0.5%)
Alfa Laval AB	228	8
Assa Abloy AB, Class B	791	19
Atlas Copco AB, Class A	3,248	45
Boliden AB	218	6
Electrolux AB, Class B	184	3
Embracer Group AB (e)	552	1
Epiroc AB, Class A	825	15
EQT AB	282	5
Essity AB, Class B	457	12
Evolution AB	140	18
Fastighets AB Balder, Class B (e)	549	2
Getinge AB, Class B	187	3
H & M Hennes & Mauritz AB, Class B	564	10
Hexagon AB, Class B	1,505	18
Holmen AB, Class B	80	3
Husqvarna AB, Class B	366	3
Industrivarden AB, Class A	237	7
Indutrade AB	229	5
Investment AB Latour, Class B	129	3
Investor AB, Class A	1,767	36
Kinnevik AB, Class B (e)	205	3
L E Lundbergforetagen AB, Class B	65	3
Lifco AB, Class B	193	4
Nibe Industrier AB, Class B	1,142	11
Nordea Bank Abp	2,495	27
Sagax AB, Class B	165	3
Sandvik AB	824	16
Skandinaviska Enskilda Banken AB, Class A	1,310	14
Skanska AB, Class B	288	4
SKF AB, Class B	308	5
Svenska Cellulosa AB SCA, Class B	476	6
Svenska Handelsbanken AB, Class A	1,112	9
Swedbank AB, Class A	682	11
Swedish Orphan Biovitrum AB (e)	139	3
Tele2 AB, Class B	471	4
Telefonaktiebolaget LM Ericsson, Class B	2,183	12
Telia Co. AB	2,075	5
Volvo AB, Class A	1,431	30
Volvo Car AB, Class B (e)	519	2
		394

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Switzerland (1.5%)
ABB Ltd. (Registered)	1,269	$50
Adecco Group AG (Registered)	130	4
Alcon, Inc.	403	33
Bachem Holding AG	27	2
Baloise Holding AG (Registered)	37	5
Banque Cantonale Vaudoise (Registered)	24	3
Barry Callebaut AG (Registered)	3	6
BKW AG	17	3
Chocoladefabriken Lindt & Sprungli AG	1	13
Cie Financiere Richemont SA (Registered)	414	70
Clariant AG (Registered) (e)	182	3
EMS-Chemie Holding AG (Registered)	6	5
Geberit AG (Registered)	29	15
Givaudan SA (Registered)	8	27
Holcim AG (Registered) (e)	452	31
Julius Baer Group Ltd.	172	11
Kuehne & Nagel International AG (Registered)	44	13
Logitech International SA (Registered)	136	8
Lonza Group AG (Registered)	58	35
Nestle SA (Registered)	2,159	260
Novartis AG (Registered)	1,697	171
Partners Group Holding AG	18	17
Roche Holding AG	20	7
Roche Holding AG (Genusschein)	549	168
Schindler Holding AG	34	8
Schindler Holding AG (Registered)	19	4
SGS SA (Registered)	121	11
SIG Group AG (e)	241	7
Sika AG (Registered)	120	34
Sonova Holding AG (Registered)	42	11
Straumann Holding AG (Registered)	88	14
Swatch Group AG	22	6
Swatch Group AG (Registered)	43	2
Swiss Life Holding AG (Registered)	23	14
Swiss Prime Site AG (Registered)	61	5
Swiss Re AG	241	24
Swisscom AG (Registered)	19	12
Temenos AG (Registered)	53	4
UBS Group AG (Registered)	2,774	56
VAT Group AG	21	9
Zurich Insurance Group AG	119	57
		1,238
United Kingdom (2.3%)
3i Group PLC	803	20
abrdn PLC	1,741	5
Admiral Group PLC	154	4
Anglo American PLC	1,061	30
Antofagasta PLC	340	6
Ashtead Group PLC	373	26
Associated British Foods PLC	300	8
AstraZeneca PLC	1,254	180
Atlassian Corp., Class A (e)	65	11
	Shares	Value (000)
Auto Trader Group PLC	808	$6
Aviva PLC	2,313	12
BAE Systems PLC	2,528	30
Barclays PLC	12,842	25
Barratt Developments PLC	879	5
Berkeley Group Holdings PLC	95	5
BP PLC	14,766	86
British American Tobacco PLC	1,755	58
British Land Co. PLC REIT	773	3
BT Group PLC	5,693	9
Bunzl PLC	278	11
Burberry Group PLC	327	9
Coca-Cola HBC AG (e)	170	5
Compass Group PLC	1,418	40
Croda International PLC	118	8
DCC PLC	84	5
Diageo PLC	1,855	80
Dowlais Group PLC (e)	1,187	2
Entain PLC	496	8
Evraz PLC (e)	464	—
Experian PLC	760	29
G4S Ltd. (e)	2,164	7
Glencore PLC	8,584	49
GSK PLC	3,310	59
Haleon PLC	4,106	17
Halma PLC	327	9
Hargreaves Lansdown PLC	313	3
Hikma Pharmaceuticals PLC	142	3
HSBC Holdings PLC	16,383	130
Imperial Brands PLC	738	16
Informa PLC	1,184	11
InterContinental Hotels Group PLC	145	10
Intertek Group PLC	138	7
J Sainsbury PLC	1,489	5
JD Sports Fashion PLC	2,266	4
Johnson Matthey PLC	162	4
Kingfisher PLC	1,699	5
Land Securities Group PLC REIT	603	4
Legal & General Group PLC	4,947	14
Lloyds Banking Group PLC	54,920	30
London Stock Exchange Group PLC	310	33
M&G PLC	1,893	5
Melrose Industries PLC	1,161	7
Mondi PLC	415	6
National Grid PLC	2,970	39
NatWest Group PLC	4,386	13
Next PLC	111	10
Ocado Group PLC (e)	507	4
Paragon Offshore PLC (e)(f)	67	—
Pearson PLC	551	6
Persimmon PLC	280	4
Phoenix Group Holdings PLC	652	4
Prudential PLC	2,272	32

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Reckitt Benckiser Group PLC	587	$44
RELX PLC (LSE)	1,570	52
Rentokil Initial PLC	2,079	16
Rio Tinto PLC	938	60
Rolls-Royce Holdings PLC (e)	6,873	13
Sage Group PLC	866	10
Schroders PLC	775	4
Segro PLC REIT	1,041	10
Severn Trent PLC	209	7
Shell PLC	5,797	173
Smith & Nephew PLC	717	12
Smiths Group PLC	301	6
Spirax-Sarco Engineering PLC	64	8
SSE PLC	881	21
St. James's Place PLC	470	7
Standard Chartered PLC	2,020	18
Taylor Wimpey PLC	3,099	4
Tesco PLC	6,136	19
Unilever PLC CVA	2,082	108
United Utilities Group PLC	561	7
Vodafone Group PLC	21,547	20
Whitbread PLC	170	7
WPP PLC	920	10
		1,912
United States (20.3%)
3M Co.	227	23
A O Smith Corp.	53	4
Abbott Laboratories	714	78
AbbVie, Inc.	720	97
Accenture PLC, Class A	262	81
Activision Blizzard, Inc. (e)	321	27
Adobe, Inc. (e)	194	95
Advance Auto Parts, Inc.	25	2
Advanced Micro Devices, Inc. (e)	692	79
AECOM	54	5
AES Corp.	273	6
Aflac, Inc.	241	17
Agilent Technologies, Inc.	121	15
Air Products & Chemicals, Inc.	91	27
Airbnb, Inc., Class A (e)	165	21
Akamai Technologies, Inc. (e)	65	6
Albemarle Corp.	52	12
Alcoa Corp.	75	3
Alexandria Real Estate Equities, Inc. REIT	64	7
Align Technology, Inc. (e)	32	11
Allegion PLC	36	4
Alliant Energy Corp.	101	5
Allstate Corp.	108	12
Ally Financial, Inc.	125	3
Alnylam Pharmaceuticals, Inc. (e)	51	10
Alphabet, Inc., Class A (e)	3,939	474
Altria Group, Inc.	736	33
	Shares	Value (000)
Amazon.com, Inc. (e)	3,285	$428
Amcor PLC	615	6
Ameren Corp.	104	9
American Electric Power Co., Inc.	205	17
American Express Co.	264	46
American Financial Group, Inc.	30	4
American Homes 4 Rent, Class A REIT	130	5
American International Group, Inc.	307	18
American Tower Corp. REIT	189	37
American Water Works Co., Inc.	78	11
Ameriprise Financial, Inc.	44	15
AmerisourceBergen Corp.	62	12
AMETEK, Inc.	96	16
Amgen, Inc.	215	48
Amphenol Corp., Class A	248	21
Analog Devices, Inc.	215	42
Annaly Capital Management, Inc. REIT	192	4
ANSYS, Inc. (e)	36	12
Aon PLC, Class A	84	29
APA Corp.	135	5
Apollo Global Management, Inc.	170	13
Apple, Inc.	5,421	1,052
Applied Materials, Inc.	365	53
Aptiv PLC (e)	114	12
Aramark	96	4
Arch Capital Group Ltd. (e)	152	11
Archer-Daniels-Midland Co.	226	17
Ares Management Corp., Class A	66	6
Arista Networks, Inc. (e)	102	17
Arrow Electronics, Inc. (e)	26	4
Arthur J Gallagher & Co.	86	19
Aspen Technology, Inc. (e)	12	2
Assurant, Inc.	22	3
AT&T, Inc.	2,410	38
Atmos Energy Corp.	57	7
Autodesk, Inc. (e)	91	19
Automatic Data Processing, Inc.	171	38
AutoZone, Inc. (e)	8	20
AvalonBay Communities, Inc. REIT	57	11
Avantor, Inc. (e)	278	6
Avery Dennison Corp.	33	6
Axon Enterprise, Inc. (e)	29	6
Baker Hughes Co.	414	13
Ball Corp.	130	8
Bank of America Corp.	2,419	69
Bank of New York Mellon Corp.	315	14
Bath & Body Works, Inc.	97	4
Baxter International, Inc.	203	9
Becton Dickinson & Co.	115	30
Bentley Systems, Inc., Class B	82	4
Berkshire Hathaway, Inc., Class B (e)	535	182
Best Buy Co., Inc.	85	7
Bills Holdings, Inc. (e)	42	5
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Biogen, Inc. (e)	58	$17
BioMarin Pharmaceutical, Inc. (e)	76	7
Bio-Rad Laboratories, Inc., Class A (e)	9	3
Bio-Techne Corp.	65	5
Black Knight, Inc. (e)	64	4
BlackRock, Inc.	62	43
Blackstone, Inc.	294	27
Block, Inc., Class A (e)	226	15
Boeing Co. (e)	237	50
Booking Holdings, Inc. (e)	16	43
Booz Allen Hamilton Holding Corp.	54	6
BorgWarner, Inc.	98	5
Boston Properties, Inc. REIT	62	4
Boston Scientific Corp. (e)	582	31
Bristol-Myers Squibb Co.	862	55
Broadcom, Inc.	173	150
Broadridge Financial Solutions, Inc.	49	8
Brown & Brown, Inc.	98	7
Brown-Forman Corp., Class B	126	8
Bunge Ltd.	63	6
Burlington Stores, Inc. (e)	28	4
Cadence Design Systems, Inc. (e)	115	27
Caesars Entertainment, Inc. (e)	93	5
Camden Property Trust REIT	42	5
Campbell Soup Co.	85	4
Capital One Financial Corp.	163	18
Cardinal Health, Inc.	106	10
Carlisle Cos., Inc.	22	6
Carlyle Group, Inc.	84	3
CarMax, Inc. (e)	67	6
Carnival Corp. (e)	420	8
Carrier Global Corp.	345	17
Catalent, Inc. (e)	71	3
Caterpillar, Inc.	216	53
Cboe Global Markets, Inc.	44	6
CBRE Group, Inc., Class A (e)	132	11
CDW Corp.	56	10
Celanese Corp.	45	5
Centene Corp. (e)	229	15
CenterPoint Energy, Inc.	253	7
Ceridian HCM Holding, Inc. (e)	59	4
CF Industries Holdings, Inc.	82	6
CH Robinson Worldwide, Inc.	49	5
Charles River Laboratories International, Inc. (e)	21	4
Charles Schwab Corp.	614	35
Charter Communications, Inc., Class A (e)	45	17
Cheniere Energy, Inc.	92	14
Chesapeake Energy Corp.	47	4
Chevron Corp.	757	119
Chewy, Inc., Class A (e)	41	2
Chipotle Mexican Grill, Inc. (e)	12	26
Chubb Ltd.	170	33
	Shares	Value (000)
Church & Dwight Co., Inc.	99	$10
Cigna Group	123	35
Cincinnati Financial Corp.	62	6
Cintas Corp.	37	18
Cisco Systems, Inc.	1,486	77
Citigroup, Inc.	807	37
Citizens Financial Group, Inc.	208	5
Clarivate PLC (e)	124	1
Cleveland-Cliffs, Inc. (e)	219	4
Clorox Co.	50	8
Cloudflare, Inc., Class A (e)	114	7
CME Group, Inc.	147	27
CMS Energy Corp.	118	7
Coca-Cola Co.	1,668	100
Cognex Corp.	72	4
Cognizant Technology Solutions Corp., Class A	211	14
Coinbase Global, Inc., Class A (e)	54	4
Colgate-Palmolive Co.	321	25
Comcast Corp., Class A	1,763	73
Conagra Brands, Inc.	193	7
ConocoPhillips	511	53
Consolidated Edison, Inc.	143	13
Constellation Brands, Inc., Class A	67	17
Constellation Energy Corp.	133	12
Contra Abiomed, Inc. (e)	14	—	@
Cooper Cos., Inc.	20	8
Copart, Inc. (e)	177	16
Corning, Inc.	331	12
Corteva, Inc.	294	17
CoStar Group, Inc. (e)	168	15
Costco Wholesale Corp.	182	98
Coterra Energy, Inc.	326	8
Crowdstrike Holdings, Inc., Class A (e)	91	13
Crown Castle, Inc. REIT	177	20
Crown Holdings, Inc.	50	4
CSX Corp.	868	30
Cummins, Inc.	60	15
CVS Health Corp.	535	37
Danaher Corp.	284	68
Darden Restaurants, Inc.	50	8
Darling Ingredients, Inc. (e)	67	4
Datadog, Inc., Class A (e)	109	11
DaVita, Inc. (e)	22	2
Deere & Co.	122	49
Dell Technologies, Inc., Class C	107	6
Delta Air Lines, Inc. (e)	67	3
Dentsply Sirona, Inc.	88	4
Devon Energy Corp.	257	12
Dexcom, Inc. (e)	161	21
Diamondback Energy, Inc.	69	9
Digital Realty Trust, Inc. REIT	119	14
Discover Financial Services	115	13
DISH Network Corp., Class A (e)	103	1

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
DocuSign, Inc. (e)	86	$4
Dollar General Corp.	93	16
Dollar Tree, Inc. (e)	91	13
Dominion Energy, Inc.	336	17
Domino's Pizza, Inc.	15	5
DoorDash, Inc., Class A (e)	102	8
Dover Corp.	59	9
Dow, Inc.	291	16
DR Horton, Inc.	135	16
Dropbox, Inc., Class A (e)	114	3
DTE Energy Co.	78	9
Duke Energy Corp.	310	28
DuPont de Nemours, Inc.	206	15
Dynatrace, Inc. (e)	93	5
Eastman Chemical Co.	50	4
Eaton Corp. PLC	166	33
eBay, Inc.	226	10
Ecolab, Inc.	105	20
Edison International	154	11
Edwards Lifesciences Corp. (e)	255	24
Elanco Animal Health, Inc. (e)	174	2
Electronic Arts, Inc.	114	15
Elevance Health, Inc.	97	43
Eli Lilly & Co.	325	152
Emerson Electric Co.	246	22
Enphase Energy, Inc. (e)	59	10
Entegris, Inc.	63	7
Entergy Corp.	82	8
EOG Resources, Inc.	245	28
EPAM Systems, Inc. (e)	24	5
EQT Corp.	139	6
Equifax, Inc.	50	12
Equinix, Inc. REIT	38	30
Equitable Holdings, Inc.	155	4
Equity Lifestyle Properties, Inc. REIT	72	5
Equity Residential REIT	148	10
Erie Indemnity Co., Class A	10	2
Essential Utilities, Inc.	100	4
Essex Property Trust, Inc. REIT	27	6
Estee Lauder Cos., Inc., Class A	95	19
Etsy, Inc. (e)	54	5
Everest Re Group Ltd.	16	5
Evergy, Inc.	92	5
Eversource Energy	140	10
Exact Sciences Corp. (e)	75	7
Exelon Corp.	398	16
Expedia Group, Inc. (e)	64	7
Expeditors International of Washington, Inc.	66	8
Extra Space Storage, Inc. REIT	55	8
Exxon Mobil Corp.	1,694	182
F5, Inc. (e)	25	4
Factset Research Systems, Inc.	16	6
	Shares	Value (000)
Fair Isaac Corp. (e)	10	$8
Fastenal Co.	239	14
FedEx Corp.	100	25
Ferguson PLC	87	14
Fidelity National Financial, Inc.	106	4
Fidelity National Information Services, Inc.	244	13
Fifth Third Bancorp	285	7
First Citizens BancShares, Inc., Class A	4	5
First Horizon Corp.	223	3
First Republic Bank	76	—	@
First Solar, Inc. (e)	41	8
FirstEnergy Corp.	218	8
Fiserv, Inc. (e)	248	31
FleetCor Technologies, Inc. (e)	29	7
FMC Corp.	52	5
Ford Motor Co.	1,681	25
Fortinet, Inc. (e)	277	21
Fortive Corp.	139	10
Fortune Brands Innovations, Inc.	53	4
Fox Corp., Class A	186	6
Franklin Resources, Inc.	125	3
Freeport-McMoRan, Inc.	596	24
Gaming and Leisure Properties, Inc. REIT	106	5
Garmin Ltd.	64	7
Gartner, Inc. (e)	32	11
GE HealthCare Technologies, Inc.	151	12
Gen Digital, Inc.	241	4
Generac Holdings, Inc. (e)	27	4
General Dynamics Corp.	919	198
General Electric Co.	454	50
General Mills, Inc.	241	19
General Motors Co.	604	23
Genuine Parts Co.	59	10
Gilead Sciences, Inc.	507	39
Global Payments, Inc.	111	11
Globe Life, Inc.	38	4
GoDaddy, Inc., Class A (e)	64	5
Goldman Sachs Group, Inc.	140	45
Graco, Inc.	70	6
Halliburton Co.	380	13
Hartford Financial Services Group, Inc.	131	9
Hasbro, Inc.	54	4
HCA Healthcare, Inc.	86	26
Healthcare Realty Trust, Inc. REIT	158	3
Healthpeak Properties, Inc. REIT	223	4
HEICO Corp.	49	7
Henry Schein, Inc. (e)	55	4
Hershey Co.	60	15
Hess Corp.	115	16
Hewlett Packard Enterprise Co.	533	9
HF Sinclair Corp.	60	3
Hilton Worldwide Holdings, Inc.	112	16
Hologic, Inc. (e)	100	8

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Home Depot, Inc.	425	$132
Honeywell International, Inc.	277	57
Horizon Therapeutics PLC (e)	88	9
Hormel Foods Corp.	124	5
Host Hotels & Resorts, Inc. REIT	294	5
Howmet Aerospace, Inc.	152	8
HP, Inc.	415	13
Hubbell, Inc.	23	8
HubSpot, Inc. (e)	20	11
Humana, Inc.	52	23
Huntington Bancshares, Inc.	500	5
Huntington Ingalls Industries, Inc.	138	31
IDEX Corp.	31	7
IDEXX Laboratories, Inc. (e)	34	17
Illinois Tool Works, Inc.	128	32
Illumina, Inc. (e)	65	12
Incyte Corp. (e)	76	5
Ingersoll Rand, Inc.	168	11
Insulet Corp. (e)	29	8
Intel Corp.	1,526	51
Intercontinental Exchange, Inc.	229	26
International Business Machines Corp.	369	49
International Flavors & Fragrances, Inc.	105	8
International Paper Co.	139	4
Interpublic Group of Cos., Inc.	165	6
Intuit, Inc.	112	51
Intuitive Surgical, Inc. (e)	144	49
Invesco Ltd.	142	2
Invitation Homes, Inc. REIT	251	9
IQVIA Holdings, Inc. (e)	77	17
Iron Mountain, Inc. REIT	120	7
J M Smucker Co.	43	6
Jack Henry & Associates, Inc.	30	5
Jacobs Solutions, Inc.	52	6
Jazz Pharmaceuticals PLC (e)	26	3
JB Hunt Transport Services, Inc.	34	6
Johnson & Johnson	1,041	172
Johnson Controls International PLC	287	20
JPMorgan Chase & Co.	1,118	163
Juniper Networks, Inc.	134	4
Kellogg Co.	104	7
Keurig Dr Pepper, Inc.	316	10
KeyCorp	397	4
Keysight Technologies, Inc. (e)	74	12
Kimberly-Clark Corp.	137	19
Kimco Realty Corp. REIT	257	5
Kinder Morgan, Inc.	832	14
KKR & Co., Inc.	238	13
KLA Corp.	60	29
Knight-Swift Transportation Holdings, Inc.	63	4
Kraft Heinz Co.	298	11
Kroger Co.	288	14
	Shares	Value (000)
L3Harris Technologies, Inc.	733	$144
Laboratory Corp. of America Holdings	36	9
Lam Research Corp.	58	37
Lamb Weston Holdings, Inc.	59	7
Las Vegas Sands Corp. (e)	145	8
Lear Corp.	25	4
Leidos Holdings, Inc.	53	5
Lennar Corp., Class A	105	13
Lennox International, Inc.	13	4
Liberty Broadband Corp., Class C (e)	49	4
Liberty Global PLC Series C (e)	175	3
Liberty Media Corp.-Liberty Formula One, Class C (e)	80	6
Liberty Media Corp.-Liberty SiriusXM, Class A (e)	99	3
Linde PLC	205	78
Live Nation Entertainment, Inc. (e)	72	7
LKQ Corp.	106	6
Lockheed Martin Corp.	736	339
Loews Corp.	83	5
Lowe's Cos., Inc.	252	57
LPL Financial Holdings, Inc.	33	7
Lucid Group, Inc. (e)	181	1
Lululemon Athletica, Inc. (e)	48	18
LyondellBasell Industries NV, Class A	108	10
M&T Bank Corp.	71	9
Marathon Oil Corp.	265	6
Marathon Petroleum Corp.	187	22
Markel Group, Inc. (e)	6	8
MarketAxess Holdings, Inc.	18	5
Marriott International, Inc., Class A	112	21
Marsh & McLennan Cos., Inc.	202	38
Martin Marietta Materials, Inc.	26	12
Marvell Technology, Inc.	361	22
Masco Corp.	94	5
Masimo Corp. (e)	21	3
Mastercard, Inc., Class A	354	139
Match Group, Inc. (e)	120	5
McCormick & Co., Inc.	102	9
McDonald's Corp.	299	89
McKesson Corp.	57	24
Medical Properties Trust, Inc. REIT	247	2
Medtronic PLC	544	48
MercadoLibre, Inc. (e)	19	23
Merck & Co., Inc.	1,016	117
Meta Platforms, Inc., Class A (e)	940	270
MetLife, Inc.	272	15
Mettler-Toledo International, Inc. (e)	9	12
MGM Resorts International	130	6
Microchip Technology, Inc.	233	21
Micron Technology, Inc.	455	29
Microsoft Corp.	2,442	832
Mid-America Apartment Communities, Inc. REIT	47	7
Moderna, Inc. (e)	138	17

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Mohawk Industries, Inc. (e)	21	$2
Molina Healthcare, Inc. (e)	23	7
Molson Coors Beverage Co., Class B	78	5
Mondelez International, Inc., Class A	554	40
MongoDB, Inc. (e)	31	13
Monolithic Power Systems, Inc.	19	10
Monster Beverage Corp. (e)	320	18
Moody's Corp.	68	24
Mosaic Co.	140	5
Motorola Solutions, Inc.	69	20
MSCI, Inc.	33	16
Nasdaq, Inc.	142	7
NetApp, Inc.	90	7
Netflix, Inc. (e)	188	83
Neurocrine Biosciences, Inc. (e)	39	4
Newell Brands, Inc.	164	1
Newmont Corp. (TSX)	325	14
News Corp., Class A	159	3
NextEra Energy, Inc.	804	60
NIKE, Inc., Class B	530	59
NiSource, Inc.	163	4
Nordson Corp.	21	5
Norfolk Southern Corp.	95	22
Northern Trust Corp.	81	6
Northrop Grumman Corp.	514	234
Novocure Ltd. (e)	39	2
NRG Energy, Inc.	94	4
Nucor Corp.	105	17
NVIDIA Corp.	1,048	443
NVR, Inc. (e)	1	6
NXP Semiconductors NV	109	22
Occidental Petroleum Corp.	303	18
Okta, Inc. (e)	66	5
Old Dominion Freight Line, Inc.	39	14
Omnicom Group, Inc.	86	8
ON Semiconductor Corp. (e)	184	17
ONEOK, Inc.	183	11
Oracle Corp.	665	79
O'Reilly Automotive, Inc. (e)	26	25
Otis Worldwide Corp.	173	15
Ovintiv, Inc.	104	4
Owens Corning	38	5
PACCAR, Inc.	223	19
Packaging Corp. of America	38	5
Palantir Technologies, Inc., Class A (e)	726	11
Palo Alto Networks, Inc. (e)	127	32
Paramount Global, Class B	257	4
Parker Hannifin Corp.	54	21
Paychex, Inc.	134	15
Paycom Software, Inc.	22	7
Paylocity Holding Corp. (e)	18	3
PayPal Holdings, Inc. (e)	457	31
	Shares	Value (000)
Pentair PLC	69	$4
PepsiCo, Inc.	557	103
Pfizer, Inc.	1,857	68
PG&E Corp. (e)	609	11
Philip Morris International, Inc.	632	62
Phillips 66	190	18
Pinterest, Inc., Class A (e)	245	7
Pioneer Natural Resources Co.	94	19
Plug Power, Inc. (e)	233	2
PNC Financial Services Group, Inc.	168	21
Pool Corp.	16	6
PPG Industries, Inc.	97	14
PPL Corp.	296	8
Principal Financial Group, Inc.	101	8
Procter & Gamble Co.	763	116
Progressive Corp.	238	32
Prologis, Inc. REIT	382	47
Prudential Financial, Inc.	152	13
PTC, Inc. (e)	46	7
Public Service Enterprise Group, Inc.	201	13
Public Storage REIT	65	19
Pulte Group, Inc.	94	7
Qorvo, Inc. (e)	43	4
QUALCOMM, Inc.	463	55
Quanta Services, Inc.	60	12
Quest Diagnostics, Inc.	46	6
Raymond James Financial, Inc.	81	8
Raytheon Technologies Corp.	4,225	414
Realty Income Corp. REIT	257	15
Regency Centers Corp. REIT	64	4
Regeneron Pharmaceuticals, Inc. (e)	43	31
Regions Financial Corp.	388	7
Reliance Steel & Aluminum Co.	24	7
Repligen Corp. (e)	22	3
Republic Services, Inc.	91	14
ResMed, Inc.	60	13
Revvity, Inc.	51	6
Rivian Automotive, Inc., Class A (e)	140	2
Robert Half International, Inc.	46	3
ROBLOX Corp., Class A (e)	152	6
Rockwell Automation, Inc.	48	16
Roku, Inc. (e)	53	3
Rollins, Inc.	89	4
Roper Technologies, Inc.	44	21
Ross Stores, Inc.	145	16
Royal Caribbean Cruises Ltd. (e)	97	10
Royalty Pharma PLC, Class A	144	4
RPM International, Inc.	54	5
S&P Global, Inc.	137	55
Salesforce, Inc. (e)	417	88
SBA Communications Corp. REIT	44	10
Schlumberger NV	587	29
Seagate Technology Holdings PLC	82	5

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Seagen, Inc. (e)	57	$11
Sealed Air Corp.	60	2
SEI Investments Co.	47	3
Sempra Energy	127	19
Sensata Technologies Holding PLC	64	3
ServiceNow, Inc. (e)	86	48
Sherwin-Williams Co.	102	27
Simon Property Group, Inc. REIT	137	16
Sirius XM Holdings, Inc.	323	1
Skyworks Solutions, Inc.	67	7
Snap, Inc., Class A (e)	473	6
Snap-on, Inc.	22	6
Snowflake, Inc., Class A (e)	98	17
SolarEdge Technologies, Inc. (e)	24	6
Southern Co.	440	31
Southwest Airlines Co.	61	2
Splunk, Inc. (e)	69	7
SS&C Technologies Holdings, Inc.	94	6
Stanley Black & Decker, Inc.	63	6
Starbucks Corp.	470	47
State Street Corp.	151	11
Steel Dynamics, Inc.	72	8
Steris PLC	41	9
Stryker Corp.	139	42
Sun Communities, Inc. REIT	51	7
Synchrony Financial	190	6
Synopsys, Inc. (e)	64	28
Sysco Corp.	209	16
T Rowe Price Group, Inc.	93	10
Take-Two Interactive Software, Inc. (e)	70	10
Targa Resources Corp.	89	7
Target Corp.	191	25
TE Connectivity Ltd.	132	19
Teledyne Technologies, Inc. (e)	19	8
Teleflex, Inc.	19	5
Teradyne, Inc.	66	7
Tesla, Inc. (e)	1,152	302
Texas Instruments, Inc.	380	68
Texas Pacific Land Corp.	3	4
Textron, Inc.	87	6
Thermo Fisher Scientific, Inc.	161	84
TJX Cos., Inc.	479	41
T-Mobile US, Inc. (e)	252	35
Toast, Inc., Class A (e)	109	2
Toro Co.	44	4
Tractor Supply Co.	46	10
Trade Desk, Inc., Class A (e)	192	15
Tradeweb Markets, Inc., Class A	50	3
Trane Technologies PLC	96	18
TransDigm Group, Inc.	21	19
TransUnion	80	6
Travelers Cos., Inc.	96	17
	Shares	Value (000)
Trimble, Inc. (e)	103	$5
Truist Financial Corp.	552	17
Twilio, Inc., Class A (e)	78	5
Tyler Technologies, Inc. (e)	18	8
Tyson Foods, Inc., Class A	118	6
Uber Technologies, Inc. (e)	631	27
UDR, Inc. REIT	135	6
UGI Corp.	85	2
U-Haul Holding Co.	36	2
Ulta Beauty, Inc. (e)	21	10
Union Pacific Corp.	254	52
United Parcel Service, Inc., Class B	299	54
United Rentals, Inc.	29	13
United Therapeutics Corp. (e)	18	4
UnitedHealth Group, Inc.	374	180
Unity Software, Inc. (e)	112	5
Universal Health Services, Inc., Class B	27	4
US Bancorp	584	19
Vail Resorts, Inc.	17	4
Valero Energy Corp.	152	18
Veeva Systems, Inc., Class A (e)	58	11
Ventas, Inc. REIT	164	8
VeriSign, Inc. (e)	39	9
Verisk Analytics, Inc.	64	14
Verizon Communications, Inc.	1,718	64
Vertex Pharmaceuticals, Inc. (e)	104	37
VF Corp.	142	3
Viatris, Inc.	492	5
VICI Properties, Inc. REIT	395	12
Visa, Inc., Class A	670	159
Vistra Corp.	146	4
VMware, Inc., Class A (e)	87	13
Vulcan Materials Co.	56	13
W R Berkley Corp.	87	5
Walgreens Boots Alliance, Inc.	301	9
Walmart, Inc.	607	95
Walt Disney Co. (e)	754	67
Warner Bros Discovery, Inc. (e)	973	12
Waste Connections, Inc.	106	15
Waste Management, Inc.	169	29
Waters Corp. (e)	24	6
Webster Financial Corp.	74	3
WEC Energy Group, Inc.	127	11
Wells Fargo & Co.	1,376	59
Welltower, Inc. REIT	192	16
West Pharmaceutical Services, Inc.	31	12
Western Digital Corp. (e)	135	5
Westinghouse Air Brake Technologies Corp.	72	8
Westlake Corp.	16	2
WestRock Co.	106	3
Weyerhaeuser Co. REIT	307	10
Whirlpool Corp.	23	3
Williams Cos., Inc.	502	16

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Willis Towers Watson PLC	44	$10
Wolfspeed, Inc. (e)	53	3
Workday, Inc., Class A (e)	86	19
WP Carey, Inc. REIT	86	6
WW Grainger, Inc.	19	15
Wynn Resorts Ltd.	46	5
Xcel Energy, Inc.	219	14
Xylem, Inc.	75	8
Yum! Brands, Inc.	115	16
Zebra Technologies Corp., Class A (e)	22	7
Zillow Group, Inc., Class C (e)	65	3
Zimmer Biomet Holdings, Inc.	86	13
Zoetis, Inc.	191	33
Zoom Video Communications, Inc., Class A (e)	95	6
ZoomInfo Technologies, Inc., Class A (e)	114	3
Zscaler, Inc. (e)	39	6
		16,731
Total Common Stocks (Cost $23,812)		28,530
	No. of Rights
Rights (0.0%)‡
Sweden (0.0%)‡
Securitas AB, expires 11/17/23 (Cost $5)	409	3
	Face Amount (000)
Short-Term Investments (16.5%)
U.S. Treasury Security (0.8%)
U.S. Treasury Bill, 5.01%, 11/30/23 (g)(h) (Cost $663)	$676	662
	Shares
Investment Company (15.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note H) (Cost $12,892)	12,892,221	12,892
Total Short-Term Investments (Cost $13,555)		13,554
Total Investments (98.1%) (Cost $80,240) (i)(j)(k)		80,727
Other Assets in Excess of Liabilities (1.9%)		1,592
Net Assets (100.0%)		$82,319

Country assignments and aggregations are based generally on third party ven-dor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

@  Value is less than $500.

‡  Amount is less than 0.05%.

(a)  Security is subject to delayed delivery.

(b)  Floating or variable rate securities: The rates disclosed are as of June 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.

(c)  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(d)  Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of June 30, 2023.

(e)  Non-income producing security.

(f)  At June 30, 2023, the Fund held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(g)  Rate shown is the yield to maturity at June 30, 2023.

(h)  All or a portion of this security was pledged to cover margin requirements for swap agreements.

(i)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.

(j)  The approximate fair value and percentage of net assets, $10,275,000 and 12.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to Consolidated Financial Statements.

(k)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,002,000 and the aggregate gross unrealized depreciation is approximately $7,317,000, resulting in net unrealized appreciation of approximately $685,000.

ADR  American Depositary Receipt.

CDI  CHESS Depositary Interest.

CVA  Certificaten Van Aandelen.

EURIBOR  Euro Interbank Offered Rate.

LIBOR  London Interbank Offered Rate.

LSE  London Stock Exchange.

NYSE  New York Stock Exchange.

OAT  Obligations Assimilables du Trésor (French Treasury Obligation).

REIT  Real Estate Investment Trust.

SOFR  Secured Overnight Financing Rate.

SONIA  Sterling Overnight Index Average.

TBA  To Be Announced.

TSX  Toronto Stock Exchange.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CNH	2,334		$328	9/14/23	$5
Bank of America NA	PLN	67		$16	9/14/23	(—	@)
Bank of America NA		$7	ILS	26	9/14/23	(—	@)
Barclays Bank PLC	EUR	188		$204	9/14/23	(2)
Barclays Bank PLC	JPY	23,771		$172	8/10/23	7
Barclays Bank PLC	MYR	120		$26	8/10/23	—	@
Barclays Bank PLC	NZD	208		$131	8/10/23	3
Barclays Bank PLC	THB	2,330		$68	8/10/23	2
Barclays Bank PLC	THB	1,995		$58	8/10/23	1
Barclays Bank PLC		$321	JPY	44,184	9/14/23	(11)
Barclays Bank PLC		$12	MXN	216	8/10/23	—	@
Barclays Bank PLC		$67	MXN	1,169	9/14/23	1
Barclays Bank PLC		$326	SEK	3,469	9/14/23	(3)
BNP Paribas SA	AUD	56		$37	8/10/23	—	@
BNP Paribas SA	CAD	120		$91	9/14/23	(—	@)
BNP Paribas SA	DKK	117		$17	9/14/23	(—	@)
BNP Paribas SA	EUR	194		$211	9/14/23	(2)
BNP Paribas SA	EUR	205		$225	8/10/23	1
BNP Paribas SA	EUR	52		$57	8/10/23	—	@
BNP Paribas SA	GBP	37		$47	9/14/23	(—	@)
BNP Paribas SA	IDR	1,344,170		$90	8/10/23	—	@
BNP Paribas SA	JPY	31,649		$223	9/14/23	1
BNP Paribas SA	JPY	9,084		$63	8/10/23	(—	@)
BNP Paribas SA	NZD	197		$122	8/10/23	1
BNP Paribas SA		$37	AUD	56	7/5/23	(—	@)
BNP Paribas SA		$34	AUD	52	9/14/23	—	@
BNP Paribas SA		$559	CNY	3,842	8/10/23	(28)
BNP Paribas SA		$12	COP	50,392	9/14/23	—	@
BNP Paribas SA		$35	COP	146,725	8/10/23	—	@
BNP Paribas SA		$56	EUR	52	7/5/23	(—	@)
BNP Paribas SA		$3	INR	210	9/14/23	—	@
BNP Paribas SA		$98	JPY	14,058	9/14/23	—	@
BNP Paribas SA		$729	MXN	12,784	9/14/23	8
Citibank NA	CNY	580		$83	8/10/23	3
Citibank NA		$180	CHF	159	8/10/23	(1)
Citibank NA		$71	CNY	500	8/10/23	(2)
Citibank NA		$8	CZK	168	9/14/23	—	@
Citibank NA		$26	ILS	93	9/14/23	(1)
Credit Agricole CIB		$77	SGD	101	8/10/23	(2)
Goldman Sachs International	BRL	17,440		$3,497	9/14/23	(99)
Goldman Sachs International	BRL	303		$62	9/14/23	(—	@)
Goldman Sachs International	DKK	11		$2	9/14/23	(—	@)
Goldman Sachs International	NOK	6		$1	9/14/23	—	@
Goldman Sachs International		$121	AUD	178	9/14/23	(2)
Goldman Sachs International		$2,314	BRL	11,333	9/14/23	23
Goldman Sachs International		$241	CHF	216	9/14/23	2
Goldman Sachs International		$17	CLP	13,453	9/14/23	(—	@)
Goldman Sachs International		$1	HKD	6	9/14/23	(—	@)
Goldman Sachs International		$56	JPY	7,687	8/10/23	(2)

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$571		JPY	78,720		9/14/23	$(20)
Goldman Sachs International		$116		MXN	2,027		9/14/23	1
Goldman Sachs International		$13		NOK	141		8/10/23	(—	@)
Goldman Sachs International		$—	@	NOK	4		8/10/23	(—	@)
Goldman Sachs International		$36		PEN	135		8/10/23	1
Goldman Sachs International		$59		PLN	246		8/10/23	2
Goldman Sachs International		$56		SEK	597		9/14/23	(1)
HSBC Bank PLC	CHF	77			$85		8/10/23	(1)
JPMorgan Chase Bank NA	CNH	683			$96		9/14/23	2
JPMorgan Chase Bank NA	EUR	340			$372		9/14/23	(1)
JPMorgan Chase Bank NA	EUR	428			$468		9/14/23	(1)
JPMorgan Chase Bank NA	EUR	473			$517		9/14/23	(1)
JPMorgan Chase Bank NA	EUR	166			$182		9/14/23	—	@
JPMorgan Chase Bank NA	GBP	98			$124		9/14/23	(1)
JPMorgan Chase Bank NA	JPY	2,261			$16		8/10/23	1
JPMorgan Chase Bank NA	NZD	705			$434		9/14/23	1
JPMorgan Chase Bank NA	NZD	69			$42		9/14/23	(—	@)
JPMorgan Chase Bank NA		$279		AUD	410		9/14/23	(5)
JPMorgan Chase Bank NA		$162		CHF	146		9/14/23	1
JPMorgan Chase Bank NA		$54		CHF	48		9/14/23	(—	@)
JPMorgan Chase Bank NA		$35		EUR	31		9/14/23	(—	@)
JPMorgan Chase Bank NA		$21		GBP	16		9/14/23	(—	@)
JPMorgan Chase Bank NA		$70		HKD	547		9/14/23	(—	@)
JPMorgan Chase Bank NA		$477		JPY	63,440		8/10/23	(35)
JPMorgan Chase Bank NA		$500		JPY	68,968		9/14/23	(17)
JPMorgan Chase Bank NA		$7		JPY	980		8/10/23	(—	@)
JPMorgan Chase Bank NA		$124		MXN	2,173		9/14/23	1
JPMorgan Chase Bank NA		$25		SEK	274		9/14/23	—	@
JPMorgan Chase Bank NA	ZAR	19			$1		9/14/23	—	@
State Street Bank and Trust Co.		$—	@	HKD	1		9/14/23	(—	@)
UBS AG	AUD	408			$274		8/10/23	2
UBS AG	CNY	18,513			$2,621		9/14/23	53
UBS AG	DKK	141			$21		8/10/23	—	@
UBS AG	EUR	331			$359		9/14/23	(3)
UBS AG	GBP	46			$59		8/10/23	—	@
UBS AG	HUF	6,262			$18		8/10/23	(—	@)
UBS AG	HUF	9,734			$28		8/10/23	(—	@)
UBS AG	HUF	2			$—	@	8/10/23	(—	@)
UBS AG	HUF	6,104			$18		8/10/23	(—	@)
UBS AG	HUF	1,682			$5		8/10/23	(—	@)
UBS AG	HUF	2,353			$7		8/10/23	(—	@)
UBS AG	HUF	4,657			$13		8/10/23	(—	@)
UBS AG	IDR	1,959,425			$133		8/10/23	2
UBS AG	JPY	3,873			$27		8/10/23	(—	@)
UBS AG	MXN	3,330			$184		8/10/23	(9)
UBS AG	NOK	285			$27		9/14/23	—	@
UBS AG	NZD	2,162			$1,331		9/14/23	4
UBS AG	SGD	69			$51		8/10/23	—	@
UBS AG	THB	608			$18		9/14/23	—	@
UBS AG		$3		AUD	4		8/10/23	—	@

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont'd):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG		$120	AUD	176	9/14/23	$(2)
UBS AG		$2	HKD	14	9/14/23	(—	@)
UBS AG		$26	HUF	9,031	8/10/23	—	@
UBS AG		$1	HUF	419	9/14/23	—	@
UBS AG		$4	IDR	64,177	9/14/23	(—	@)
UBS AG		$27	JPY	3,873	7/5/23	—	@
UBS AG		$302	KRW	398,634	8/10/23	1
UBS AG		$11	KRW	14,584	9/14/23	(—	@)
UBS AG		$24	KRW	31,891	9/14/23	—	@
UBS AG		$276	MXN	4,846	9/14/23	3
UBS AG		$3	NZD	5	8/10/23	—	@
UBS AG		$27	RON	122	8/10/23	(—	@)
UBS AG		$140	SEK	1,421	8/10/23	(8)
UBS AG		$19	SEK	205	9/14/23	(—	@)
UBS AG		$120	THB	4,040	8/10/23	(6)
UBS AG		$2	TRY	62	9/14/23	(—	@)
UBS AG		$14	TWD	419	9/14/23	(—	@)
UBS AG	ZAR	327		$17	9/14/23	—	@
Westpac Banking Corp.		$685	EUR	618	8/10/23	(9)
						$(142)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	Jul-23	EUR	—	@	$81	$2
FTSE MIB Index (Italy)	1	Sep-23		—	@	155	5
German Euro-Bobl Index (Germany)	4	Sep-23		400		505	(4)
German Euro-BTP Index (Germany)	3	Sep-23		300		380	5
German Euro-Schatz Index (Germany)	21	Sep-23		2,100		2,403	(17)
Hang Seng Index (Hong Kong)	1	Jul-23	HKD	—	@	120	— @
IBEX 35 Index (Spain)	1	Jul-23	EUR	—	@	104	3
ICE Brent Crude Oil Index (United Kingdom)	10	Oct-23		$10		749	(45)
KFE 10 yr. Treasury Bond (Korea, Republic of)	4	Sep-23	KRW	400,000		337	(1)
Long Gilt Index (United Kingdom)	2	Sep-23	GBP	200		242	(3)
Montreal Exchange 10 yr. Canadian Bond (Canada)	1	Sep-23	CAD	100		93	1
SFE 10 yr. Australian Bond (Australia)	25	Sep-23	AUD	2,500		1,935	(17)
SFE S&P ASX Share Price Index 200 (Australia)	1	Sep-23		—	@	119	1
SGX MSCI Singapore Index (Singapore)	1	Jul-23	SGD	—	@	21	— @
TSE TOPIX Index (Japan)	4	Sep-23	JPY	40		634	19
U.S. Treasury 10 yr. Note (United States)	9	Sep-23		$900		1,010	(5)
U.S. Treasury 2 yr. Note (United States)	1	Sep-23		200		203	(3)
U.S. Treasury 5 yr. Note (United States)	10	Sep-23		1,000		1,071	(24)
Short:
Euro Stoxx 50 Index (Germany)	12	Sep-23	EUR	(—	@)	(580)	(7)
FTSE 100 Index (United Kingdom)	1	Sep-23	GBP	(—	@)	(96)	1
German Euro-BTP Index (Germany)	18	Sep-23	EUR	(1,800)		(2,280)	(12)
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts (cont'd):

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
German Euro-Bund Index (Germany)	9	Sep-23	EUR	(900)	$(1,313)	$3
German Short Euro-BTP Index (Germany)	9	Sep-23		(900)	(1,028)	7
MSCI Emerging Market Index (United States)	2	Sep-23	$	(— @)	(100)	(1)
S&P 500 E Mini Index (United States)	14	Sep-23		(1)	(3,142)	(83)
TSE Japanese 10 Yr. Bond index (Japan)	9	Sep-23	JPY	(900,000)	(9,265)	(35)
U.S. Treasury 10 yr. Ultra Note (United States)	6	Sep-23		$(600)	(711)	5
U.S. Treasury 5 yr. Note (United States)	32	Sep-23		(3,200)	(3,427)	68
U.S. Treasury Ultra Long Bond (United States)	1	Sep-23		(100)	(136)	(2)
						$(139)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2023:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)		Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	1 Week CNY	Pay	2.56%	Quarterly/ Quarterly	5/16/28	CNY	11,796	$13	$—	$13
Morgan Stanley & Co. LLC*	1 Week CNY	Pay	2.56	Quarterly/ Quarterly	5/16/28		11,796	13	—	13
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.66	Monthly/Monthly	7/1/26	MXN	6,814	(24)	—	(24)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Monthly/Monthly	6/29/26		6,814	(24)	—	(24)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	6.68	Monthly/Monthly	6/29/26		6,814	(24)	—	(24)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.36	Monthly/Monthly	12/22/26		10,395	(24)	—	(24)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	7.38	Monthly/Monthly	12/22/26		10,395	(25)	—	(25)
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.96	Monthly/Monthly	2/26/26		18,273	20	—	20
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	9.96	Monthly/Monthly	2/26/26		18,273	19	—	19
Morgan Stanley & Co. LLC*	1 Month TIIE	Pay	10.02	Monthly/Monthly	2/26/26		18,001	21	—	21
								$(35)	$—	$(35)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at June 30, 2023:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
Barclays Bank PLC	E&P Index	Pay	SOFR + 0.20%	Quarterly	4/10/24	$152	$2	$—	$2
Barclays Bank PLC	E&P Index	Pay	SOFR + 0.20%	Quarterly	4/10/24	354	5	—	5
Barclays Bank PLC	MSCI Daily Total Return World Gross Consumer Staples Index	Receive	SOFR + 0.10%	Quarterly	5/20/24	872	23	—	23
Barclays Bank PLC	MSCI World Tobacco	Pay	SOFR + 0.25%	Quarterly	5/20/24	878	(4)	—	(4)
BNP Paribas SA	BNP EU Luxury Index††	Receive	SOFR + 0.24%	Quarterly	5/30/24	457	(19)	—	(19)
BNP Paribas SA	BNP EU Luxury Index††	Receive	SOFR + 0.24%	Quarterly	5/30/24	821	(52)	—	(52)
BNP Paribas SA	EMU IMI Anti-Value Index††	Receive	SOFR + 0.04%	Quarterly	9/28/23	592	(15)	—	(15)
BNP Paribas SA	EMU IMI Anti-Value Index††	Receive	SOFR + 0.04%	Quarterly	9/28/23	590	(15)	—	(15)
BNP Paribas SA	EMU IMI Anti-Value Index††	Receive	SOFR + 0.04%	Quarterly	9/28/23	592	(15)	—	(15)
BNP Paribas SA	EMU IMI Anti-Value Index††	Receive	SOFR + 0.04%	Quarterly	9/28/23	591	(15)	—	(15)
BNP Paribas SA	EMU IMI Anti-Value Index††	Receive	SOFR + 0.04%	Quarterly	9/28/23	610	(16)	—	(16)
BNP Paribas SA	EMU IMI Value Index††	Pay	SOFR + 0.42%	Quarterly	9/28/23	601	10	—	10

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements (cont'd):

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (Received) (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	EMU IMI Value Index††	Pay	SOFR + 0.42%	Quarterly	9/28/23	$595	$10	$—	$10
BNP Paribas SA	EMU IMI Value Index††	Pay	SOFR + 0.42%	Quarterly	9/28/23	591	10	—	10
BNP Paribas SA	EMU IMI Value Index††	Pay	SOFR + 0.42%	Quarterly	9/28/23	587	9	—	9
BNP Paribas SA	EMU IMI Value Index††	Pay	SOFR + 0.42%	Quarterly	9/28/23	584	9	—	9
BNP Paribas SA	MSCI Japan Net Total Return Index	Pay	SOFR + 0.01%	Quarterly	2/12/24	2,785	101	—	101
BNP Paribas SA	MSCI USA Index	Pay	SOFR + 0.35%	Quarterly	7/14/23	2,551	209	—	209
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.21%	Quarterly	1/26/24	5,410	64	—	64
Goldman Sachs International	MSCI USA Index	Pay	SOFR + 0.30%	Quarterly	9/22/23	13,127	211	—	211
JPMorgan Chase Bank NA	Japan Growth Index††	Receive	SOFR + 0.19%	Quarterly	6/26/24	1,291	39	—	39
JPMorgan Chase Bank NA	Japan Value Index††	Pay	SOFR + 0.00%	Quarterly	6/26/24	1,297	(30)	—	(30)
JPMorgan Chase Bank NA	JPM SPX 1500 Growth††	Receive	SOFR + 0.05%	Quarterly	6/12/24	590	(12)	—	(12)
JPMorgan Chase Bank NA	JPM SPX 1500 Growth††	Receive	SOFR + 0.05%	Quarterly	6/12/24	896	(14)	—	(14)
JPMorgan Chase Bank NA	JPM SPX 1500 Value††	Pay	SOFR + 0.05%	Quarterly	6/12/24	588	10	—	10
JPMorgan Chase Bank NA	JPM SPX 1500 Value††	Pay	SOFR + 0.05%	Quarterly	6/12/24	897	11	—	11
JPMorgan Chase Bank NA	JPM SPX Broad Growth††	Receive	SOFR + 0.05%	Quarterly	6/12/24	550	(12)	—	(12)
JPMorgan Chase Bank NA	JPM SPX Broad Growth††	Receive	SOFR + 0.05%	Quarterly	6/12/24	837	(13)	—	(13)
JPMorgan Chase Bank NA	JPM SPX Broad Value††	Pay	SOFR + 0.05%	Quarterly	6/12/24	548	9	—	9
JPMorgan Chase Bank NA	JPM SPX Broad Value††	Pay	SOFR + 0.05%	Quarterly	6/12/24	836	10	—	10
JPMorgan Chase Bank NA	Korea Growth Index	Receive	SOFR + 0.30%	Quarterly	6/25/24	321	15	—	15
JPMorgan Chase Bank NA	Korea Value Index	Pay	SOFR + 0.16%	Quarterly	6/25/24	322	(11)	—	(11)
							$514	$—	$514

††  See tables below for details of the equity basket holdings underlying the swaps.

The following table represents the equity basket holdings underlying the total return swap with BNP EU Luxury Index as of June 30, 2023:

Security Description	Shares	Value (000)	Index Weight
BNP EU Luxury Index
Brunello Cucinelli SpA	199	$18	1.73%
Burberry Group PLC	1,109	31	2.96
Cie Financiere Richemo — Class A Reg	1,319	218	21.14
Hermes International	93	194	18.86
Hugo Boss AG	210	16	1.55
Kering	342	192	18.65
Lvmh Moet Hennessy Louis Vuitton	239	220	21.30
Moncler SpA	813	57	5.49
Salvatore Ferragamo SpA	530	9	0.84
Swatch Group AG	150	43	4.18
Tapestry, Inc.	693	30	2.89
Tod's SpA	104	4	0.42

The following table represents the equity basket holdings underlying the total return swap with EMU IMI Anti-Value Index as of June 30, 2023:

Security Description	Shares	Value (000)	Index Weight
EMU IMI Anti-Value Index
Adidas AG	46	$8	0.86%
Adyen NV	7	10	1.07
AIB Group PLC	2,274	9	0.93
Air Liquide SA	51	8	0.85
Airbus SE	61	8	0.81
Akzo Nobel NV	111	8	0.82
Allfunds Group PLC	1,483	9	0.89
Amplifon SpA	234	8	0.81
Arcelormittal	1,003	30	2.20
Arkema	304	30	2.17
ASM International NV	23	9	0.90
ASML Holding NV	14	9	0.92
Auto1 Group SE	1,089	8	0.87
Banca Generali SpA	307	9	0.97
Banco Bilbao Vizcaya Argentaria SA	4,076	29	2.11
Barco NV	339	8	0.81
Bawag Group AG	194	8	0.87

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Security Description	Shares	Value (000)	Index Weight
EMU IMI Anti-Value Index (cont'd)
CA Immobilien Anlagen AG	349	$9	0.92%
Credit Agricole SA	782	8	0.86
CTS Eventim AG & Co. KGaA	140	8	0.82
Dassault Systemes SE	257	10	1.06
Davide Campari-Milano NV	650	8	0.82
Delivery Hero SE	236	8	0.87
Deutsche Boerse AG	49	8	0.85
Edenred	171	10	1.06
Evotec SE	383	8	0.81
Ferrari NV	29	8	0.85
Flutter Entertainment PLC	44	8	0.82
Galapagos NV	211	8	0.81
Gecina SA	90	9	0.89
Getlink SE	498	8	0.81
Groupe Bruxelles Lambert NV	114	8	0.85
Hannover Rueck SE	43	8	0.84
Industrie De Nora SpA	452	9	0.91
ING Groep NV	723	9	0.90
Inmobiliaria Colonial Socimi	1,487	8	0.85
Inpost SA	826	8	0.83
Interparfums SA	109	8	0.81
MARR SpA	551	8	0.81
Nemetschek SE	148	10	1.06
Redcare Pharmacy NV	84	8	0.81
Safran SA	56	8	0.81
Salcef Group SpA	364	8	0.87
Schneider Electric SE	52	8	0.85
Scout24 SE	146	9	0.88
SES Imagotag	84	14	1.45
Siemens AG-Reg	53	9	0.88
Siemens Energy AG	362	8	0.87
Tomtom NV	1,281	9	0.91
Verbio Vereinigte Bioenergie AG	201	8	0.80
Voltalia SA- Reg	528	8	0.83
Vonovia SE	468	8	0.85
Warehouses De Pauw SA	311	8	0.80

The following table represents the equity basket holdings underlying the total return swap with EMU IMI Value Index as of June 30, 2023:

Security Description	Shares	Value (000)	Index Weight
EMU IMI Value Index
Acerinox SA	892	$9	0.92%
Air France-KLM	5,105	9	0.95
Aperam	261	8	0.86
Applus Services SA	1,080	10	1.02
Asahi Intecc Co. Ltd.	12,702	1	2.25
Atos SE	830	11	1.14
Banca Monte dei Paschi di Siena	3,640	8	0.88
Baycurrent Consulting, Inc.	5,219	1	2.17
Security Description	Shares	Value (000)	Index Weight
EMU IMI Value Index (cont'd)
Bayerische Motoren Werke AG	73	$8	0.83%
Bekaert NV	204	8	0.87
Beneteau	587	9	0.92
Bouygues SA	305	9	0.94
Bper Banca	3,112	9	0.89
Cancom SE	312	9	0.93
Capcom Co. Ltd.	5,938	1	2.14
Casino Guichard Perrachon	1,176	9	0.98
Clariane SE	1,241	8	0.88
Compagnie De Saint Gobain	190	10	1.07
Construcc Y Aux De Ferrocarr	364	11	1.17
Daimler Truck Holding AG	322	10	1.03
Dalata Hotel Group PLC	1,736	8	0.84
Dermapharm Holding SE	207	9	0.96
Deutz AG	1,654	9	0.89
Eiffage	94	9	0.94
Fresenius Medical Care AG	215	9	0.97
Fresenius Se & Co KGaA	346	9	0.90
Fugro NV	761	11	1.12
Glanbia PLC	729	10	1.03
Grifols SA	900	11	1.10
Indra Sistemas SA	740	8	0.87
Ipsen	81	9	0.90
Iveco Group NV	1,214	10	1.03
Koninklijke Bam Groep NV	4,565	8	0.88
Leonardo SpA	825	9	0.91
Melia Hotels International	1,272	8	0.84
Nexi SpA	1,260	9	0.93
Outokumpu Oyj	1,662	9	0.91
Ovs SpA	3,497	9	0.89
Rexel SA	489	11	1.11
Sanofi	85	8	0.86
Signify NV	339	9	0.89
Siltronic AG	125	9	0.93
Sopra Steria Group	48	9	0.90
Stmicroelectronics NV	186	8	0.85
Suedzucker AG	634	11	1.09
Tag Immobilien AG	1,291	11	1.11
Telenet Group Holding NV	412	9	0.89
Thyssenkrupp AG	1,184	8	0.84
Tietoevry Oyj	315	8	0.82
Unibail-Rodamco-Westfield	188	9	0.90
Unicredit SpA	397	8	0.84
Voestalpine AG	265	9	0.89
Xior Student Housing NV	320	9	0.95

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of June 30, 2023:

Security Description	Shares	Value (000)	Index Weight
Japan Growth Index
Advantest Corp.	1,522	$197	1.99%
Asahi Intecc Co. Ltd.	10,810	212	2.14
Bandai Namco Holdings, Inc.	8,850	211	2.13
Baycurrent Consulting, Inc.	5,221	211	2.13
Capcom Co. Ltd.	5,453	212	2.13
Chubu Electric Power Co., Inc.	17,970	215	2.16
Daifuku Co. Ltd.	9,865	208	2.09
Daiichi Sankyo Co. Ltd.	6,437	209	2.11
Daikin Industries Ltd.	1,038	213	2.14
Daiwa House Reit Investment	109	213	2.14
Disco Corp.	1,294	202	2.04
Fanuc Corp.	5,795	209	2.11
Fast Retailing Co. Ltd.	822	212	2.14
GLP J-REIT	208	212	2.14
Gmo Payment Gateway, Inc.	2,598	209	2.11
Hoshizaki Corp.	5,756	214	2.16
Japan Exchange Group, Inc.	11,970	218	2.20
JSR Corp.	9,241	212	2.14
Keio Corp.	6,452	214	2.15
Keisei Electric Railway Co.	5,140	213	2.14
Keyence Corp.	443	213	2.15
Kobe Bussan Co. Ltd.	8,186	214	2.16
Koei Tecmo Holdings Co. Ltd.	12,420	212	2.14
Kose Corp.	2,086	206	2.08
Lasertec Corp.	1,395	202	2.04
M3, Inc.	9,326	208	2.10
Mcdonald'S Holdings Co. Japan	5,221	211	2.13
Monotaro Co. Ltd.	15,931	209	2.11
Nidec Corp.	3,778	207	2.09
Nippon Paint Holdings Co. Ltd.	25,417	213	2.15
Nippon Prologis REIT, Inc.	104	211	2.13
Nissan Chemical Corp.	4,882	212	2.14
Obic Co. Ltd.	1,301	214	2.15
Oracle Corp. Japan	2,581	215	2.17
Oriental Land Co. Ltd.	5,718	212	2.14
Rakuten Group, Inc.	61,125	213	2.15
Recruit Holdings Co. Ltd.	6,490	209	2.11
Shiseido Co. Ltd.	4,326	204	2.06
SMC Corp.	369	207	2.09
Sompo Holdings, Inc.	4,810	221	2.23
T&D Holdings, Inc.	14,362	212	2.14
Toho Co. Ltd.	5,512	211	2.12
Tokio Marine Holdings, Inc.	9,185	216	2.18
Trend Micro, Inc.	4,207	211	2.12
Unicharm Corp.	5,666	216	2.17
Yaskawa Electric Corp.	4,511	209	2.10
Zozo, Inc.	10,120	216	2.17

The following table represents the equity basket holdings underlying the total return swap with Japan Value Index as of June 30, 2023:

Security Description	Shares	Value (000)	Index Weight
Japan Value Index
Agc, Inc.	6,399	$235	2.13%
Asahi Group Holdings Ltd.	5,896	233	2.12
Brother Industries Ltd.	15,041	233	2.11
Canon, Inc.	8,669	234	2.13
Daiwa House Industry Co. Ltd.	8,781	236	2.14
Dentsu Group, Inc.	7,145	239	2.16
Hitachi Construction Machinery Co. Ltd.	8,395	236	2.14
Honda Motor Co. Ltd.	7,550	233	2.12
Iida Group Holdings Co. Ltd.	13,955	238	2.16
Isuzu Motors Ltd.	18,952	232	2.10
Japan Post Holdings Co. Ltd.	32,564	233	2.12
Japan Post Insurance Co. Ltd.	15,524	233	2.11
JFE Holdings, Inc.	16,533	234	2.12
Kajima Corp.	16,096	239	2.17
Kawasaki Kisen Kaisha Ltd.	10,350	237	2.15
Kirin Holdings Co. Ltd.	15,377	234	2.13
Mazda Motor Corp.	24,189	233	2.11
Meiji Holdings Co. Ltd.	10,320	233	2.12
Mitsubishi Chemical Group Co.	40,306	234	2.12
Mitsubishi Corp.	4,627	237	2.15
Mitsui & Co. Ltd.	5,807	236	2.14
Mitsui Osk Lines Ltd.	10,151	236	2.14
Mizuho Financial Group, Inc.	15,786	238	2.16
NEC Corp.	4,831	233	2.11
NGK Insulators Ltd.	18,658	232	2.11
Nippon Express Holdings, Inc.	4,015	237	2.16
Nippon Telegraph & Telephone Corp.	8,103	234	2.13
Nippon Yusen Kabushiki Kaisha	10,988	235	2.13
Nissan Motor Co. Ltd.	62,173	234	2.12
Nomura Real Estate Holdings, Inc.	9,525	238	2.16
Oji Holdings Corp.	59,754	235	2.14
Ono Pharmaceutical Co. Ltd.	12,059	234	2.12
Orix Corp.	13,246	241	2.18
Otsuka Holdings Co. Ltd.	6,007	233	2.12
Ricoh Co. Ltd.	27,630	234	2.13
SBI Holdings, Inc.	12,002	234	2.12
Seiko Epson Corp.	14,848	234	2.12
Seven & I Holdings Co. Ltd.	5,443	228	2.07
Shionogi & Co. Ltd.	5,390	234	2.12
Softbank Corp.	21,833	232	2.11
Subaru Corp.	12,436	233	2.11
Sumco Corp.	16,138	227	2.06
Sumitomo Corp.	10,775	238	2.16
Sumitomo Realty & Development Co. Ltd.	8,992	234	2.12
TDK Corp.	5,985	228	2.07
Tokyo Gas Co. Ltd.	10,586	236	2.14
Toyota Tsusho Corp.	4,681	235	2.13

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Growth Index as of June 30, 2023:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Growth Index
Amazon.Com, Inc.	391	$51	0.51%
Aon PLC — Class A	155	52	0.52
Apple, Inc.	269	50	0.51
Arthur J Gallagher & Co.	237	50	0.51
Celsius Holdings, Inc.	344	51	0.51
Cogent Communications Holdings, Inc.	773	50	0.50
Copart, Inc.	560	50	0.50
Dexcom, Inc.	401	51	0.51
Elf Beauty, Inc.	457	52	0.52
Fastenal Co.	891	51	0.51
Five Below	258	51	0.51
Hawaiian Holdings, Inc.	5,382	53	0.53
Hci Group, Inc.	828	50	0.51
Installed Building Products	409	53	0.53
Insulet Corp.	173	50	0.51
Intuitive Surgical, Inc.	156	51	0.52
Jack Henry & Associates, Inc.	311	51	0.51
Lattice Semiconductor Corp.	598	53	0.53
Linde PLC	134	50	0.50
Marsh & Mclennan Cos	275	50	0.51
Mccormick & Co-Non Vtg Shrs	539	50	0.51
Mercury General Corp.	1,582	50	0.51
Meta Platforms, Inc. — Class A	183	52	0.53
Monolithic Power Systems, Inc.	98	50	0.50
Monster Beverage Corp.	844	50	0.51
Msa Safety, Inc.	328	54	0.54
Nike, Inc. — Class B	457	50	0.51
Novanta, Inc.	288	51	0.51
Nvidia Corp.	126	54	0.55
Old Dominion Freight Line	153	51	0.51
Payoneer Global, Inc.	10,860	52	0.52
Penumbra, Inc.	154	52	0.53
Quanta Services, Inc.	265	50	0.50
R1 RCM, Inc.	2,895	50	0.51
Rockwell Automation, Inc.	160	50	0.51
Ross Stores, Inc.	470	51	0.51
Saia, Inc.	159	50	0.50
Shake Shack, Inc. — Class A	703	53	0.53
Sitime Corp.	443	53	0.54
SPS Commerce, Inc.	285	52	0.53
Take-Two Interactive Software	365	51	0.52
TJX Companies, Inc.	624	51	0.51
Transdigm Group, Inc.	60	51	0.52
Vericel Corp.	1,434	51	0.52
Verisk Analytics, Inc.	221	50	0.51
Watsco, Inc.	139	50	0.51
World Acceptance Corp.	385	51	0.51
Xpel, Inc.	636	52	0.52
Xylem, Inc.	445	50	0.50
Zoetis, Inc.	295	50	0.51

The following table represents the equity basket holdings underlying the total return swap with JPM SPX 1500 Value Index as of June 30, 2023:

Security Description	Shares	Value (000)	Index Weight
JPM SPX 1500 Value Index
Agco Corp.	395	$53	0.54%
Alpha & Omega Semiconductor	1,645	51	0.52
American Airlines Group, Inc.	3,173	52	0.53
American Axle & Manufacturing, Inc.	6,371	51	0.51
American Woodmark Corp.	708	51	0.51
Andersons, Inc.	1,106	50	0.50
Arrow Electronics, Inc.	362	50	0.50
B&G Foods, Inc.	3,609	51	0.52
Baxter International, Inc.	1,174	53	0.54
Benchmark Electronics, Inc.	1,965	50	0.50
Boise Cascade Co.	618	50	0.51
Bunge Ltd.	532	50	0.50
Caleres, Inc.	2,093	52	0.53
Catalyst Pharmaceuticals, Inc.	4,093	54	0.55
CF Industries Holdings, Inc.	721	51	0.52
Clearfield, Inc.	1,088	51	0.52
Designer Brands, Inc. — Class A	5,612	53	0.53
Dynavax Technologies Corp.	4,110	53	0.54
Eagle Pharmaceuticals, Inc.	2,574	51	0.52
Ebix, Inc.	2,202	50	0.51
Enovis Corp.	844	51	0.52
Genesco, Inc.	2,246	55	0.56
Greenbrier Companies, Inc.	1,581	51	0.52
Hewlett Packard Enterprise	3,072	52	0.52
Ichor Holdings Ltd.	1,403	51	0.51
Interface, Inc.	6,076	51	0.52
Iqvia Holdings, Inc.	235	50	0.51
KB Home	1,007	52	0.53
Lithia Motors, Inc.	188	53	0.54
M/I Homes, Inc.	644	53	0.54
Manpowergroup, Inc.	634	50	0.50
Masterbrand, Inc.	4,486	51	0.52
Medifast, Inc.	592	52	0.53
Organon & Co.	2,426	51	0.51
Par Pacific Holdings, Inc.	2,040	51	0.51
Photronics, Inc.	2,107	51	0.51
Preferred Bank	920	50	0.50
Pr, Inc.ipal Financial Group	685	50	0.50
Revvity, Inc.	436	50	0.51
Suncoke Energy, Inc.	6,362	51	0.52
TD Synnex Corp.	518	50	0.50
Terex Corp.	872	50	0.50
The Cigna Group	184	51	0.51
Timken Co.	579	50	0.51
Titan International, Inc.	4,369	51	0.52
United States Steel Corp.	2,136	50	0.51
Veritiv Corp.	415	51	0.52
Viatris, Inc.	5,099	51	0.52
Wabash National Corp.	1,823	50	0.51
Warrior Met Coal, Inc.	1,360	51	0.52

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM SPX Broad Growth Index as of June 30, 2023:

Security Description	Shares	Value (000)	Index Weight
JPM SPX Broad Growth Index
Alnylam Pharmaceuticals, Inc.	215	$43	0.43%
Amazon.Com, Inc.	330	43	0.43
Arthur J Gallagher & Co.	200	43	0.43
Burlington Stores, Inc.	278	43	0.43
Celsius Holdings, Inc.	291	43	0.43
Coinbase Global, Inc. — Class A	747	43	0.43
Costar Group, Inc.	506	44	0.44
Dexcom, Inc.	338	43	0.43
Doordash, Inc. — Class A	586	43	0.43
Elf Beauty, Inc.	386	44	0.44
Fastenal Co.	752	43	0.43
Five Below	217	43	0.43
Guardant Health, Inc.	1,258	47	0.47
Hawaiian Holdings, Inc.	4,544	45	0.45
HCI Group, Inc.	699	42	0.43
Heico Corp.	249	43	0.43
Installed Building Products	345	45	0.45
Insulet Corp.	146	42	0.43
Intuitive Surgical, Inc.	132	43	0.43
Lattice Semiconductor Corp.	505	45	0.45
Lululemon Athletica, Inc.	115	44	0.44
Marsh & Mclennan Cos	232	42	0.43
Mccormick & Co.-Non Vtg Shrs	455	43	0.43
Mongodb, Inc.	109	42	0.43
Msa Safety, Inc.	277	46	0.46
Nike, Inc. — Class B	386	43	0.43
Novanta, Inc.	244	43	0.43
Nvidia Corp.	106	46	0.46
Old Dominion Freight Line	129	43	0.43
Opendoor Technologies, Inc.	16,459	52	0.52
Penumbra, Inc.	130	44	0.44
Pinterest, Inc. — Class A	1,712	45	0.45
Pure Storage, Inc. — Class A	1,186	43	0.44
R1 Rcm, Inc.	2,444	42	0.43
Rockwell Automation, Inc.	135	43	0.43
Ross Stores, Inc.	397	43	0.43
Shake Shack, Inc. — Class A	594	45	0.45
Siteone Landscape Supply, Inc.	273	43	0.44
Sitime Corp.	374	45	0.45
Sofi Technologies, Inc.	5,047	43	0.43
Southwest Airlines Co.	1,340	46	0.46
Tesla, Inc.	175	46	0.46
TJX Companies, Inc.	527	43	0.43
Transdigm Group, Inc.	51	43	0.43
Uber Technologies, Inc.	1,018	44	0.44
Verisk Analytics, Inc.	186	42	0.43
Wayfair, Inc. — Class A	774	44	0.44
World Acceptance Corp.	325	43	0.43
Xpel, Inc.	537	44	0.44
Zoetis, Inc.	249	42	0.43

The following table represents the equity basket holdings underlying the total return swap with JPM SPX Broad Value Index as of June 30, 2023:

Security Description	Shares	Value (000)	Index Weight
JPM SPX Broad Value Index
Agco Corp.	334	$45	0.45%
Alpha & Omega Semiconductor	1,389	43	0.44
American Airlines Group, Inc.	2,679	44	0.44
American Axle & Manufacturing Holdings, Inc.	5,378	43	0.43
Andersons, Inc.	934	42	0.43
Applovin Corp. — Class A	1,822	43	0.44
Arrow Electronics, Inc.	306	42	0.43
B&G Foods, Inc.	3,047	43	0.44
Baxter International, Inc.	991	45	0.46
Boise Cascade Co.	522	42	0.43
Caleres, Inc.	1,767	44	0.45
Catalyst Pharmaceuticals, Inc.	3,456	45	0.46
Cf Industries Holdings, Inc.	608	43	0.44
Clearfield, Inc.	919	43	0.44
Delta Air Lines, Inc.	1,048	45	0.46
Designer Brands, Inc. — Class A	4,738	44	0.45
Dropbox, Inc. — Class A	1,734	46	0.47
Dynavax Technologies Corp.	3,470	45	0.46
Eagle Pharmaceuticals, Inc.	2,173	43	0.44
Ebix, Inc.	1,859	43	0.43
Elanco Animal Health, Inc.	4,383	44	0.44
Enovis Corp.	713	43	0.44
Genesco, Inc.	1,897	46	0.47
Greenbrier Companies, Inc.	1,335	43	0.44
Hewlett Packard Enterprise	2,594	44	0.44
Ichor Holdings Ltd.	1,184	43	0.43
Interface, Inc.	5,129	43	0.44
KB Home	850	44	0.45
Kyndryl Holdings, Inc.	3,321	44	0.45
Lithia Motors, Inc.	158	45	0.45
M/I Homes, Inc.	544	45	0.45
Masterbrand, Inc.	3,788	43	0.44
Maxlinear, Inc.	1,430	43	0.43
Medifast, Inc.	500	44	0.45
Organon & Co.	2,048	43	0.43
Par Pacific Holdings, Inc.	1,722	43	0.43
Photronics, Inc.	1,779	43	0.43
Playtika Holding Corp.	3,781	43	0.43
Revvity, Inc.	368	42	0.43
Rithm Capital Corp.	4,595	42	0.43
Sanmina Corp.	741	43	0.44
Suncoke Energy, Inc.	5,371	43	0.44
Td Synnex Corp.	438	42	0.43
The Cigna Group	155	43	0.43
Titan International, Inc.	3,689	43	0.44
Universal Health Services — Class B	297	45	0.45
Veritiv Corp.	350	43	0.44
Viatris, Inc.	4,305	43	0.44
Wabash National Corp.	1,539	42	0.43
Warrior Met Coal, Inc.	1,148	43	0.44

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

@  Value/Notional amount is less than $500.

*  Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

CAC  Cotation Assistée en Continu.

FTSE  Financial Times Stock Exchange.

IBEX  Índice Bursátil Español.

ICE  Intercontinental Exchange.

MIB  Milano Indice di Borsa.

MSCI  Morgan Stanley Capital International.

SGX  Singapore Exchange Ltd.

TSE  Toronto Stock Exchange.

TIIE  Interbank Equilibrium Interest Rate.

SOFR  Secured Overnight Financing Rate.

REIT  Real Estate Investment Trust.

AUD  — Australian Dollar

BRL  — Brazilian Real

CAD  — Canadian Dollar

CNY  — Chinese Yuan Renminbi

CZK  — Czech Koruna

DKK  — Danish Krone

EUR  — Euro

GBP  — British Pound

HUF  — Hungarian Forint

IDR  — Indonesian Rupiah

JPY  — Japanese Yen

MXN  — Mexican Peso

MYR  — Malaysian Ringgit

NOK  — Norwegian Krone

NZD  — New Zealand Dollar

SGD  — Singapore Dollar

THB  — Thai Baht

USD  — United States Dollar

HKD  — Hong Kong Dollar

KRW  — South Korean Won

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	47.9%
Common Stocks	35.3
Short-Term Investments	16.8
Total Investments	100.0	%**

**  Does not include open long/short futures contracts with a value of approximately $32,240,000 and net unrealized depreciation of approximately $139,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $142,000. Also does not include open swap agreements with net unrealized appreciation of approximately $479,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $67,348)	$67,835
Investment in Security of Affiliated Issuer, at Value (Cost $12,892)	12,892
Total Investments in Securities, at Value (Cost $80,240)	80,727
Foreign Currency, at Value (Cost $385)	288
Receivable for Investments Sold	2,888
Unrealized Appreciation on Swap Agreements	757
Receivable for Variation Margin on Futures Contracts	665
Due from Broker	404
Interest Receivable	275
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	133
Receivable from Affiliate	51
Receivable for Variation Margin on Swap Agreements	47
Tax Reclaim Receivable	43
Dividends Receivable	29
Receivable for Fund Shares Sold	8
Due from Adviser	4
Other Assets	15
Total Assets	86,334
Liabilities:
Payable for Investments Purchased	1,515
Due to Broker	1,470
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	275
Unrealized Depreciation on Swap Agreements	243
Payable to Bank	159
Payable for Professional Fees	91
Payable for Servicing Fees	28
Payable for Fund Shares Redeemed	27
Payable for Custodian Fees	25
Payable for Administration Fees	5
Payable for Transfer Agency Fees	1
Payable for Distribution Fees — Class II Shares	1
Deferred Capital Gain Country Tax	1
Other Liabilities	174
Total Liabilities	4,015
NET ASSETS	$82,319
Net Assets Consist of:
Paid-in-Capital	$86,486
Total Accumulated Loss	(4,167)
Net Assets	$82,319
CLASS I:
Net Assets	$68,548
Net Asset Value, Offering and Redemption Price Per Share Applicable to 8,352,611 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.21
CLASS II:
Net Assets	$13,771
Net Asset Value, Offering and Redemption Price Per Share Applicable to 1,693,541 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.13
The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Global Strategist Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$437
Dividends from Securities of Unaffiliated Issuers (Net of $39 of Foreign Taxes Withheld)	397
Dividends from Security of Affiliated Issuer (Note H)	289
Total Investment Income	1,123
Expenses:
Advisory Fees (Note B)	304
Custodian Fees (Note G)	105
Professional Fees	88
Pricing Fees	63
Servicing Fees (Note D)	63
Administration Fees (Note C)	32
Distribution Fees — Class II Shares (Note E)	17
Shareholder Reporting Fees	11
Transfer Agency Fees (Note F)	6
Directors' Fees and Expenses	2
Other Expenses	6
Total Expenses	697
Waiver of Advisory Fees (Note B)	(304)
Rebate from Morgan Stanley Affiliate (Note H)	(11)
Expenses Reimbursed by Adviser	(11)
Waiver of Distribution Fees — Class II Shares (Note E)	(10)
Net Expenses	361
Net Investment Income	762
Realized Gain (Loss):
Investments Sold	(1,597)
Foreign Currency Forward Exchange Contracts	(371)
Foreign Currency Translation	(7)
Futures Contracts	(279)
Swap Agreements	3,121
Net Realized Gain	867
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $1)	5,484
Foreign Currency Forward Exchange Contracts	(283)
Foreign Currency Translation	(85)
Futures Contracts	(304)
Swap Agreements	(664)
Net Change in Unrealized Appreciation (Depreciation)	4,148
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	5,015
Net Increase in Net Assets Resulting from Operations	$5,777

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Global Strategist Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$762	$1,384
Net Realized Gain (Loss)	867	(6,319)
Net Change in Unrealized Appreciation (Depreciation)	4,148	(12,479)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,777	(17,414)
Dividends and Distributions to Shareholders:
Class I	—	(12,686)
Class II	—	(2,529)
Total Dividends and Distributions to Shareholders	—	(15,215)
Capital Share Transactions:(1)
Class I:
Subscribed	1,520	2,407
Distributions Reinvested	—	12,686
Redeemed	(3,841)	(10,441)
Class II:
Subscribed	487	1,579
Distributions Reinvested	—	2,529
Redeemed	(1,244)	(2,000)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,078)	6,760
Total Increase (Decrease) in Net Assets	2,699	(25,869)
Net Assets:
Beginning of Period	79,620	105,489
End of Period	$82,319	$79,620
(1) Capital Share Transactions:
Class I:
Shares Subscribed	188	240
Shares Issued on Distributions Reinvested	—	1,680
Shares Redeemed	(482)	(1,122)
Net Increase (Decrease) in Class I Shares Outstanding	(294)	798
Class II:
Shares Subscribed	62	178
Shares Issued on Distributions Reinvested	—	338
Shares Redeemed	(157)	(222)
Net Increase (Decrease) in Class II Shares Outstanding	(95)	294

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Consolidated Financial Highlights

Global Strategist Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.64		$11.30		$10.99		$10.91		$9.85		$11.17
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.14		0.10		0.09		0.16		0.16
Net Realized and Unrealized Gain (Loss)	0.49		(2.07)		0.81		0.95		1.56		(0.86)
Total from Investment Operations	0.57		(1.93)		0.91		1.04		1.72		(0.70)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.21)		(0.16)		(0.20)		(0.13)
Net Realized Gain	—		(1.73)		(0.39)		(0.80)		(0.46)		(0.49)
Total Distributions	—		(1.73)		(0.60)		(0.96)		(0.66)		(0.62)
Net Asset Value, End of Period	$8.21		$7.64		$11.30		$10.99		$10.91		$9.85
Total Return(2)	7.46	%(3)	(16.94)%		8.37%		10.92%		17.77%		(6.50)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$68,548		$66,072		$88,704		$88,563		$89,575		$87,675
Ratio of Expenses Before Expense Limitation	1.68	%(4)	1.77%		1.52%		1.59%		1.49%		1.44%
Ratio of Expenses After Expense Limitation	0.87	%(4)(5)	0.88	%(5)	0.90	%(5)	0.88	%(5)	0.88	%(5)	0.89	%(5)
Ratio of Net Investment Income	1.89	%(4)(5)	1.59	%(5)	0.89	%(5)	0.89	%(5)	1.55	%(5)	1.48	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(4)	0.02%		0.00	%(6)	0.02%		0.02%		0.01%
Portfolio Turnover Rate	46	%(3)	99%		111%		114%		124%		85%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Consolidated Financial Highlights

Global Strategist Portfolio

	Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$7.58		$11.23		$10.93		$10.85		$9.79		$11.11
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.07		0.13		0.09		0.08		0.15		0.15
Net Realized and Unrealized Gain (Loss)	0.48		(2.05)		0.80		0.94		1.56		(0.86)
Total from Investment Operations	0.55		(1.92)		0.89		1.02		1.71		(0.71)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.20)		(0.14)		(0.19)		(0.12)
Net Realized Gain	—		(1.73)		(0.39)		(0.80)		(0.46)		(0.49)
Total Distributions	—		(1.73)		(0.59)		(0.94)		(0.65)		(0.61)
Net Asset Value, End of Period	$8.13		$7.58		$11.23		$10.93		$10.85		$9.79
Total Return(2)	7.40	%(3)	(17.07)%		8.22%		10.85%		17.74%		(6.65)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,771		$13,548		$16,785		$16,204		$16,589		$16,906
Ratio of Expenses Before Expense Limitation	1.93	%(4)	2.02%		1.77%		1.84%		1.74%		1.69%
Ratio of Expenses After Expense Limitation	0.97	%(4)(5)	0.98	%(5)	1.00	%(5)	0.98	%(5)	0.98	%(5)	0.99	%(5)
Ratio of Net Investment Income	1.79	%(4)(5)	1.49	%(5)	0.79	%(5)	0.79	%(5)	1.45	%(5)	1.38	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(4)	0.02%		0.00	%(6)	0.02%		0.02%		0.01%
Portfolio Turnover Rate	46	%(3)	99%		111%		114%		124%		85%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Global Strategist Portfolio. The Fund seeks total return and offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Global Strategist Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented approximately $8,720,000 or approximately 10.59% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal

Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (6) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,214	$—	$3,214
Asset-Backed Securities	—	240	—	240
Commercial Mortgage- Backed Securities	—	506	—	506
Corporate Bonds	—	8,728	—	8,728
Mortgages - Other	—	1,143	—	1,143
Sovereign	—	21,146	—	21,146
Supranational	—	604	—	604
U.S. Treasury Securities	—	3,059	—	3,059
Total Fixed Income Securities	—	38,640	—	38,640
Common Stocks
Aerospace & Defense	1,462	206	—	1,668
Air Freight & Logistics	92	71	—	163
Automobile Components	36	27	—	63
Automobiles	353	214	—	567
Banks	748	1,866	—	2,614
Beverages	272	220	—	492
Biotechnology	343	102	—	445
Broadline Retail	487	83	—	570
Building Products	87	82	—	169
Capital Markets	484	275	—	759
Chemicals	302	286	—	588
Commercial Services & Supplies	111	32	—	143
Communications Equipment	122	30	—	152
Construction & Engineering	40	69	—	109
Construction Materials	25	85	—	110
Consumer Finance	86	—	—	86
Consumer Staples Distribution & Retail	349	117	—	466
Containers & Packaging	44	14	—	58
Distributors	22	4	—	26
Diversified	6	19	—	25
Diversified Consumer Services	—	8	—	8
Diversified Telecommunication Services	116	184	—	300
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Electric Utilities	$282	$194		$—		$476
Electrical Equipment	104	191		—		295
Electronic Equipment, Instruments & Components	102	29		—		131
Energy Equipment & Services	55	6		—	†	61	†
Entertainment	251	19		—		270
Financial Services	623	142		—		765
Food Products	168	349		—		517
Gas Utilities	13	24		—		37
Ground Transportation	264	8		—		272
Health Care	33	—		—		33
Health Care Equipment & Supplies	445	181		—		626
Health Care Providers & Services	437	37		—		474
Health Care Technology	11	—		—		11
Hotel & Resort	5	—		—		5
Hotels, Restaurants & Leisure	376	213		—		589
Household Durables	55	23		—		78
Household Products	178	74		—		252
Independent Power & Renewable Electricity Producers	17	30		—		47
Independent Power Producers & Energy Traders	—	1		—		1
Industrial	47	37		—		84
Industrial Conglomerates	130	144		—		274
Information Technology Services	316	27		—		343
Insurance	447	489		—		936
Interactive Media & Services	765	20		—		785
Investment Companies	—	—	†	—		—	†
Leisure Products	7	—		—		7
Life Sciences Tools & Services	253	64		—		317
Machinery	288	241		—		529
Marine Transportation	—	26		—		26
Media	144	40		—		184
Metals & Mining	201	360		—		561
Multi-Utilities	117	103		—		220
Office	11	10		—		21
Oil, Gas & Consumable Fuels	864	504		—		1,368
Paper & Forest Products	4	33		—		37
Passenger Airlines	8	13		—		21
Personal Care Products	19	225		—		244
Pharmaceuticals	621	972		—		1,593

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Professional Services	$164	$155		$—		$319
Real Estate Management & Development	19	75		—		94
Residential	74	—		—		74
Retail	42	31		—		73
Semiconductors & Semiconductor Equipment	1,180	339		—		1,519
Software	1,588	180	†	—		1,768 †
Specialized	153	—		—		153
Specialty Retail	355	48		—		403
Tech Hardware, Storage & Peripherals	1,097	8		—		1,105
Textiles, Apparel & Luxury Goods	85	428		—		513
Tobacco	95	74		—		169
Trading Companies & Distributors	71	56		—		127
Transportation Infrastructure	—	41		—		41
Water Utilities	15	14		—		29
Wireless Telecommunication Services	48	24		—		72
Total Common Stocks	18,234	10,296	†	—	†	28,530 †
Rights	—	3		—		3
Short-Term Investments
Investment Company	12,892	—		—		12,892
U.S. Treasury Security	—	662		—		662
Total Short-Term Investments	12,892	662		—		13,554
Foreign Currency Forward Exchange Contracts	—	133		—		133
Futures Contracts	120	—		—		120
Interest Rate Swap Agreements	—	86		—		86
Total Return Swap Agreements	—	757		—		757
Total Assets	31,246	50,577	†	—	†	81,823 †
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(275)		—		(275)
Futures Contracts	(259)	—		—		(259)
Interest Rate Swap Agreements	—	(121)		—		(121)
Total Return Swap Agreements	—	(243)		—		(243)
Total Liabilities	(259)	(639)		—		(898)
Total	$30,987	$49,938	†	$—	†	$80,925 †

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$—	††
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	††
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$—

††  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser and/or Sub-Adviser seek to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers/dealers to purchase or sell foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. In addition, the Fund may use cross currency hedging or proxy hedging with respect to currencies in which the Fund has or expects to have portfolio or currency exposure. Cross currency hedges involve

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the sale of one currency against the positive exposure to a different currency and may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the counterparty or clearing-house based on changes in the value of the contract or variation margin, respectively. The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commodities Futures Trading Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$133
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	31	(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	89	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	86	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	757
Total			$1,096
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(275)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	(45	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(91	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Interest Rate Risk	(123	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(121	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(243)
Total			$(898)

(a)  This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(371)
Commodity Risk	Futures Contracts	(18)
Equity Risk	Futures Contracts	(22)
Interest Rate Risk	Futures Contracts	(207)
Currency Risk	Futures Contracts	(32)
Equity Risk	Swap Agreements	3,825
Interest Rate Risk	Swap Agreements	(704)
Total		$2,471
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(283)
Commodity Risk	Futures Contracts	(49)
Equity Risk	Futures Contracts	(93)
Interest Rate Risk	Futures Contracts	(162)
Equity Risk	Swap Agreements	(772)
Interest Rate Risk	Swap Agreements	108
Total		$(1,251)

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(a)	Assets(b) (000)	Liabilities(b) (000)
Foreign Currency Forward Exchange Contracts	$133	$(275)
Swaps	757	(243)
Total	$890	$(518)

(a)  Excludes exchange-traded derivatives.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)	Financial Instrument (000)		Collateral Received(a) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$5	$	(— @)	$—	$5
Barclays Bank PLC	44		(18)	—	26
BNP Paribas SA	369		(158)	(211)	0
Citibank NA	3		(3)	—	0
Goldman Sachs International	304		(29)	(275)	0
JPMorgan Chase Bank NA	100		(98)	—	2
UBS AG	65		(28)	—	37
Total	$890		$(334)	$(486)	$70

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Pledged(a) (000)	Net Amount (not less than $0) (000)
Bank of America NA	$—	@	$	(— @)	$—	$0
Barclays Bank PLC	20			(18)	—	2
BNP Paribas SA	177			(158)	—	19
Citibank NA	4			(3)	—	1
Credit Agricole CIB	2			—	—	2
Goldman Sachs International	124			(29)	(95)	0
HSBC Bank PLC	1			—	—	1
JPMorgan Chase Bank NA	153			(98)	—	55
State Street Bank and Trust Co.	—	@		—	—	—	@
UBS AG	28			(28)	—	0
Westpac Banking Corp.	9			—	—	9
Total	$518			$(334)	$(95)	$89

@  Value is less than $500.

(a)  In some instances, the actual collateral received/pledged may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$34,652,000
Futures Contracts:
Average monthly notional value	$37,714,000
Swap Agreements:
Average monthly notional amount	$22,644,000

5.  When-Issued/Delayed Delivery Securities: The Fund purchases and sells when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the

Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Settlement and registration of foreign securities transactions may be subject to significant risks not normally associated with investments in the United States. In certain markets, ownership of shares is defined according to entries in the issuer's share register. It is possible that a Fund holding these securities could lose its share registration through fraud, negligence or even mere oversight. In addition, shares being delivered for sales and cash being paid for purchases may be delivered before the exchange is complete. This may subject the Fund to further risk of

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

loss in the event of a failure to complete the transaction by the counterparty.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares and 1.00% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $304,000 of advisory fees were waived and approximately $11,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares. The Distributor has agreed to waive 0.15% of the 0.25% distribution fee that it may receive. This fee waiver will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waiver when they deem such action is appropriate. For the six months ended June 30, 2023, this waiver amounted to approximately $10,000.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $15,116,000 and $18,406,000, respectively. For the six months ended June 30, 2023, purchases and sales of long-term U.S. Government securities were approximately $15,109,000 and $14,938,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $11,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$12,170	$21,398	$20,676	$289
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$12,892

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$5,286	$9,929	$4,054	$1,510

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$1,337	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $4,874,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 80.4%.

L. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

M. LIBOR Discontinuance or Unavailability Risk: The London Interbank Offering Rate ("LIBOR") was a leading floating rate benchmark used in loans, notes, derivatives and other instruments or investments. As a result of benchmark reforms, publication of most LIBOR settings has ceased. Some LIBOR settings continue to be published but only on a temporary, synthetic and non-representative basis. Regulated entities have generally ceased entering into new LIBOR contracts in connection with regulatory guidance or prohibitions. Public and private sector actors have worked to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such new or alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR , which may affect the value or liquidity or return on certain of the Fund's investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

whose terms currently include (or previously included) LIBOR. While some LIBOR-based instruments contemplated a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate or replace LIBOR. Some of the Fund's investments may be so-called "tough legacy" LIBOR instruments which may not have effective alternative rate-setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate-setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate ("SOFR") for tough legacy contracts. On February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as "synthetic LIBOR"), after June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a new or replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the Fund's investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average and the actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFIMSAN
5833219 EXP 08.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Growth Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Expense Example	2
Consolidated Portfolio of Investments	3
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	11
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Expense Example

Growth Portfolio

As a shareholder of the Growth Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$1,316.30	$1,022.02	$3.22	$2.81	0.56%
Growth Portfolio Class II	1,000.00	1,314.80	1,020.78	4.65	4.06	0.81

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (95.7%)
Automobiles (5.0%)
Rivian Automotive, Inc., Class A (a)	48,118	$802
Tesla, Inc. (a)	89,067	23,315
		24,117
Biotechnology (1.4%)
Alnylam Pharmaceuticals, Inc. (a)	3,392	644
Intellia Therapeutics, Inc. (a)	38,556	1,572
Moderna, Inc. (a)	3,644	443
ProKidney Corp. (a)	225,480	2,523
Roivant Sciences Ltd. (a)	165,446	1,668
		6,850
Broadline Retail (4.3%)
Coupang, Inc. (Korea, Republic of) (a)	451,349	7,853
Global-e Online Ltd. (Israel) (a)	139,856	5,726
MercadoLibre, Inc. (a)	5,956	7,056
		20,635
Capital Markets (0.3%)
Coinbase Global, Inc., Class A (a)(b)	19,601	1,402
Chemicals (0.3%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	851,540	1,584
Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	371,870	1,093
Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—
Entertainment (4.9%)
ROBLOX Corp., Class A (a)	585,093	23,579
Financial Services (6.5%)
Adyen NV (Netherlands) (a)	11,779	20,397
Affirm Holdings, Inc. (a)	368,522	5,650
Block, Inc., Class A (a)	74,379	4,951
		30,998
Ground Transportation (10.4%)
Grab Holdings Ltd., Class A (Singapore) (a)	2,210,355	7,581
Uber Technologies, Inc. (a)	984,827	42,515
		50,096
Health Care Providers & Services (3.3%)
Agilon health, Inc. (a)	911,781	15,810
Health Care Technology (1.1%)
Doximity, Inc., Class A (a)	151,834	5,165
Hotels, Restaurants & Leisure (5.5%)
DoorDash, Inc., Class A (a)	345,452	26,399
	Shares	Value (000)
Information Technology Services (22.7%)
Cloudflare, Inc., Class A (a)	512,965	$33,533
Shopify, Inc., Class A (Canada) (a)	617,775	39,908
Snowflake, Inc., Class A (a)	200,773	35,332
		108,773
Leisure Products (0.6%)
Peloton Interactive, Inc., Class A (a)	353,203	2,716
Life Sciences Tools & Services (4.3%)
10X Genomics, Inc., Class A (a)	87,634	4,894
Illumina, Inc. (a)	82,779	15,520
		20,414
Media (8.1%)
Trade Desk, Inc., Class A (a)	504,686	38,972
Pharmaceuticals (4.3%)
Royalty Pharma PLC, Class A	673,895	20,716
Software (8.8%)
Bills Holdings, Inc. (a)	192,841	22,534
Gitlab, Inc., Class A (a)	162,674	8,314
Procore Technologies, Inc. (a)	72,762	4,735
Samsara, Inc., Class A (a)	238,084	6,597
		42,180
Specialty Retail (3.7%)
Carvana Co. (a)	250,476	6,492
Chewy, Inc., Class A (a)	181,088	7,148
Wayfair, Inc., Class A (a)	62,496	4,063
		17,703
Total Common Stocks (Cost $511,178)		459,202
Preferred Stocks (1.7%)
Financial Services (0.2%)
Stripe, Inc., Series H (a)(c)(d) (acquisition cost — $1,061; acquired 3/17/23)	52,681	1,093
Software (1.5%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $8,310; acquired 8/31/21)	113,088	6,498
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $1,618; acquired 6/17/14)	141,612	493
		6,991
Total Preferred Stocks (Cost $10,989)		8,084
Investment Company (1.4%)
Grayscale Bitcoin Trust (a) (Cost $12,825)	360,224	6,913
Short-Term Investments (2.1%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H) (Cost $7,166)	7,165,961	7,166

The accompanying notes are an integral part of the consolidated financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

	Shares	Value (000)
Securities held as Collateral on Loaned Securities (0.6%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note H)	2,566,091	$2,566
	Face Amount (000)
Repurchase Agreements (0.1%)
Citigroup, Inc., (5.00%, dated 6/30/23, due 7/3/23; proceeds $45; fully collateralized by U.S. Government obligations; 0.00% due 7/27/23 — 8/10/23; valued at $46)	$45	45
HSBC Securities USA, Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $95; fully collateralized by U.S. Government obligations; 0.00% due 8/15/23 — 11/15/25; valued at $97)	95	95
Merrill Lynch & Co., Inc., (5.05%, dated 6/30/23, due 7/3/23; proceeds $76; fully collateralized by a U.S. Government obligation; 1.63% due 10/15/27; valued at $78)	76	76
		216
Total Securities held as Collateral on Loaned Securities (Cost $2,782)		2,782
Total Short-Term Investments (Cost $9,948)		9,948
Total Investments Excluding Purchased Options (100.9%) (Cost $544,939)		484,147
Total Purchased Options Outstanding (0.2%) (Cost $1,852)		1,298
Total Investments (101.1%) (Cost $546,791) Including $2,627 of Securities Loaned (e)(f)(g)		485,445
Liabilities in Excess of Other Assets (–1.1%)		(5,398)
Net Assets (100.0%)		$480,047

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2023.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2023 amounts to approximately $8,084,000 and represents 1.7% of net assets.

(d)  At June 30, 2023, the Fund held fair valued securities valued at approximately $8,084,000, representing 1.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Securities are available for collateral in connection with purchased options.

(f)  The approximate fair value and percentage of net assets, $20,397,000 and 4.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes A-1 within the Notes to Consolidated Financial Statements.

(g)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $67,779,000 and the aggregate gross unrealized depreciation is approximately $129,125,000, resulting in net unrealized depreciation of approximately $61,346,000.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan-24	83,529,990	$83,530	$544		$393	$151
JPMorgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	99,573,866	99,574	19		494	(475)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	111,754,020	111,754	79		499	(420)
Standard Chartered Bank	USD/CNH	CNH	7.57	May-24	109,090,159	109,090	656		462	194
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	880,149	880	—	@	4	(4)
							$1,298		$1,852	$(554)

CNH  — Chinese Yuan Renminbi Offshore

USD  — United States Dollar

@  Value is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	31.5%
Information Technology Services	22.6
Ground Transportation	10.4
Software	10.2
Media	8.1
Financial Services	6.7
Hotels, Restaurants & Leisure	5.5
Automobiles	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2023.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $537,059)	$475,713
Investment in Security of Affiliated Issuer, at Value (Cost $9,732)	9,732
Total Investments in Securities, at Value (Cost $546,791)	485,445
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	119
Receivable from Affiliate	56
Receivable from Securities Lending Income	2
Other Assets	44
Total Assets	485,667
Liabilities:
Collateral on Securities Loaned, at Value	2,782
Due to Broker	1,090
Payable for Fund Shares Redeemed	1,076
Payable for Advisory Fees	318
Payable for Servicing Fees	163
Payable for Professional Fees	52
Payable for Distribution Fees — Class II Shares	43
Payable for Administration Fees	32
Payable for Directors' Fees and Expenses	10
Payable for Custodian Fees	5
Payable for Transfer Agency Fees	1
Other Liabilities	48
Total Liabilities	5,620
NET ASSETS	$480,047
Net Assets Consist of:
Paid-in-Capital	$711,454
Total Accumulated Loss	(231,407)
Net Assets	$480,047
CLASS I:
Net Assets	$277,371
Net Asset Value, Offering and Redemption Price Per Share Applicable to 23,468,126 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$11.82
CLASS II:
Net Assets	$202,676
Net Asset Value, Offering and Redemption Price Per Share Applicable to 22,574,209 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$8.98
(1) Including:
Securities on Loan, at Value:	$2,627

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Growth Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Security of Affiliated Issuer (Note H)	$306
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	269
Income from Securities Loaned — Net	88
Total Investment Income	663
Expenses:
Advisory Fees (Note B)	1,085
Servicing Fees (Note D)	299
Distribution Fees — Class II Shares (Note E)	233
Administration Fees (Note C)	174
Professional Fees	82
Shareholder Reporting Fees	15
Custodian Fees (Note G)	13
Transfer Agency Fees (Note F)	7
Directors' Fees and Expenses	5
Pricing Fees	2
Registration Fees	1
Other Expenses	15
Total Expenses	1,931
Waiver of Advisory Fees (Note B)	(461)
Rebate from Morgan Stanley Affiliate (Note H)	(13)
Net Expenses	1,457
Net Investment Income	(794)
Realized Loss:
Investments Sold	(75,146)
Foreign Currency Translation	(— @)
Net Realized Loss	(75,146)
Change in Unrealized Appreciation (Depreciation):
Investments	194,537
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	194,537
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	119,391
Net Increase in Net Assets Resulting from Operations	$118,597

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Growth Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(794)	$(2,659)
Net Realized Loss	(75,146)	(94,624)
Net Change in Unrealized Appreciation (Depreciation)	194,537	(494,828)
Net Increase (Decrease) in Net Assets Resulting from Operations	118,597	(592,111)
Dividends and Distributions to Shareholders:
Class I	—	(161,329)
Class II	—	(120,205)
Total Dividends and Distributions to Shareholders	—	(281,534)
Capital Share Transactions:(1)
Class I:
Subscribed	9,271	21,161
Distributions Reinvested	—	161,329
Redeemed	(20,358)	(73,166)
Class II:
Subscribed	40,332	84,262
Distributions Reinvested	—	120,205
Redeemed	(42,410)	(70,611)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(13,165)	243,180
Total Increase (Decrease) in Net Assets	105,432	(630,465)
Net Assets:
Beginning of Period	374,615	1,005,080
End of Period	$480,047	$374,615
(1) Capital Share Transactions:
Class I:
Shares Subscribed	883	1,087
Shares Issued on Distributions Reinvested	—	15,277
Shares Redeemed	(1,944)	(3,850)
Net Increase (Decrease) in Class I Shares Outstanding	(1,061)	12,514
Class II:
Shares Subscribed	5,108	5,157
Shares Issued on Distributions Reinvested	—	14,951
Shares Redeemed	(5,159)	(4,909)
Net Increase (Decrease) in Class II Shares Outstanding	(51)	15,199

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$8.98		$53.72		$70.24		$35.80		$28.62		$32.38
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.01)		(0.07)		(0.35)		(0.28)		(0.14)		(0.14)
Net Realized and Unrealized Gain (Loss)	2.85		(30.00)		2.53		40.32		9.23		3.34
Total from Investment Operations	2.84		(30.07)		2.18		40.04		9.09		3.20
Distributions from and/or in Excess of:
Net Realized Gain	—		(14.67)		(18.70)		(5.60)		(1.91)		(6.96)
Net Asset Value, End of Period	$11.82		$8.98		$53.72		$70.24		$35.80		$28.62
Total Return(3)	31.63	%(4)	(60.07)%		0.10%		117.31%		31.81%		7.54%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$277,371		$220,167		$645,473		$737,155		$386,720		$126,941
Ratio of Expenses Before Expense Limitation	0.78	%(5)	0.78%		0.74%		0.74%		0.78%		N/A
Ratio of Expenses After Expense Limitation	0.56	%(5)(6)	0.57	%(6)	0.57	%(6)	0.56	%(6)	0.61	%(6)(7)	0.79	%(6)
Ratio of Net Investment Loss	(0.26	)%(5)(6)	(0.39	)%(6)	(0.52	)%(6)	(0.55	)%(6)	(0.41	)%(6)	(0.39	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.00	%(8)
Portfolio Turnover Rate	17	%(4)	41%		59%		55%		95%		56%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.57% for Class I shares. Prior to April 29, 2019, the maximum ratio was 0.80% for Class I shares.

(8)  Amount is less than 0.005%.
The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Consolidated Financial Highlights

Growth Portfolio

	Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020(1)		2019(1)		2018(1)
Net Asset Value, Beginning of Period	$6.83		$48.42		$65.09		$33.51		$26.95		$30.89
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.09)		(0.46)		(0.38)		(0.21)		(0.21)
Net Realized and Unrealized Gain (Loss)	2.17		(26.83)		2.49		37.56		8.68		3.23
Total from Investment Operations	2.15		(26.92)		2.03		37.18		8.47		3.02
Distributions from and/or in Excess of:
Net Realized Gain	—		(14.67)		(18.70)		(5.60)		(1.91)		(6.96)
Net Asset Value, End of Period	$8.98		$6.83		$48.42		$65.09		$33.51		$26.95
Total Return(3)	31.48	%(4)	(60.16)%		(0.15)%		116.76%		31.47%		7.30%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$202,676		$154,448		$359,607		$388,580		$213,760		$139,300
Ratio of Expenses Before Expense Limitation	1.03	%(5)	1.03%		0.99%		0.99%		1.03%		N/A
Ratio of Expenses After Expense Limitation	0.81	%(5)(6)	0.82	%(6)	0.82	%(6)	0.81	%(6)	0.86	%(6)(7)	1.04	%(6)
Ratio of Net Investment Loss	(0.51	)%(5)(6)	(0.64	)%(6)	(0.77	)%(6)	(0.80	)%(6)	(0.66	)%(6)	(0.64	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(5)(8)	0.00	%(8)	0.00	%(8)	0.01%		0.01%		0.00	%(8)
Portfolio Turnover Rate	17	%(4)	41%		59%		55%		95%		56%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective April 29, 2019, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class II shares. Prior to April 29, 2019, the maximum ratio was 1.05% for Class II shares.

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying consolidated financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, VIF Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2023, the Subsidiary represented approximately $7,350,000 or approximately 1.53% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue

Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"), which clarifies the guidance in ASC Topic No. 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and introduces new disclosures related to such equity security. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security's fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by ASU 2022-03). In addition, ASU 2022-03 prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The new guidance is effective for public companies with annual reporting periods in fiscal years beginning after December 15, 2023, and interim periods in the following year, with early adoption permitted. At this time, management is currently evaluating the impact of ASU 2022-03.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (5) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Automobiles	$24,117	$—	$—		$24,117
Biotechnology	6,850	—	—		6,850
Broadline Retail	20,635	—	—		20,635
Capital Markets	1,402	—	—		1,402
Chemicals	1,584	—	—		1,584
Commercial Services & Supplies	1,093	—	—		1,093
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	23,579	—	—		23,579
Financial Services	10,601	20,397	—		30,998
Ground Transportation	50,096	—	—		50,096
Health Care Providers & Services	15,810	—	—		15,810
Health Care Technology	5,165	—	—		5,165
Hotels, Restaurants & Leisure	26,399	—	—		26,399
Information Technology Services	108,773	—	—		108,773
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Leisure Products	$2,716	$—	$—		$2,716
Life Sciences Tools & Services	20,414	—	—		20,414
Media	38,972	—	—		38,972
Pharmaceuticals	20,716	—	—		20,716
Software	42,180	—	—		42,180
Specialty Retail	17,703	—	—		17,703
Total Common Stocks	438,805	20,397	—	†	459,202	†
Preferred Stocks
Financial Services	—	—	1,093		1,093
Software	—	—	6,991		6,991
Total Preferred Stocks	—	—	8,084		8,084
Investment Company	6,913	—	—		6,913
Call Options Purchased	—	1,298	—		1,298
Short-Term Investments
Investment Company	9,732	—	—		9,732
Repurchase Agreements	—	216	—		216
Total Short-Term Investments	9,732	216	—		9,948
Total Assets	$455,450	$21,911	$8,084	†	$485,445	†

†  Includes one or more securities valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$6,887
Purchases	—		1,061
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		136
Realized gains (losses)	—		—
Ending Balance	$—	†	$8,084
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2023	$—		$136

†  Includes a security valued at zero.

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2023:

	Fair Value at June 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*		Impact to Valuation from an Increase in Input**
Preferred Stocks	$8,084	Market Transaction Method	Precedent Transaction	$20.13–$60.00/$54.26		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	13.5%–17.5%/14.8% 3.0%–4.0%/3.5%		Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	1.0x–19.0x/13.6x		Increase
			Discount for Lack of Marketability	15.0%–16.0%/15.1%		Decrease
		Comparable Transactions	Enterprise Value/ Revenue	9.3	x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, risks arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for premiums paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

"Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2023:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1,298	(a)

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2023 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(193	)(a)

(a)  Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2023, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(b) (000)		Liabilities(b) (000)
Purchased Options	$1,298	(a)	$—

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received(b) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$—	@	$—	$—	$—	@
JPMorgan Chase Bank NA	563		—	(500)	63
Standard Chartered Bank	735		—	(550)	185
Total	$1,298		$—	$(1,050)	$248

@  Value is less than $500.

(a)  Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(b)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2023, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	332,101,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide addi-

tional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2023:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$2,627	(a)	$—	$(2,627	)(b)(c)	$0

(a)  Represents market value of loaned securities at period end.

(b)  The Fund received cash collateral of approximately $2,782,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2023:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$2,782	$—	$—	$—	$2,782
Total Borrowings	$2,782	$—	$—	$—	$2,782
Gross amount of recognized liabilities for securities lending transactions					$2,782

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.28% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.57% for Class I shares and 0.82% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $461,000 of advisory fees were waived pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

18

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Consolidated Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $73,612,000 and $88,632,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $13,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$4,714	$65,124	$60,106	$306
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$9,732

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

19

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,134	$272,400	$34,650	$250,363

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$7,803	$(7,803)

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $38,794,000 and $44,965,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 84.9%.

L. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to cryptocurrencies indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which

20

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

21

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFCGSAN
5836785 EXP 08.31.24

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

U.S. Real Estate Portfolio

The Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example	2
Portfolio of Investments	3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	9
Investment Advisory Agreement Approval	15
Liquidity Risk Management Program	17
Director and Officer Information	Back Cover

1

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Expense Example

U.S. Real Estate Portfolio

As a shareholder of the U.S. Real Estate Portfolio (the "Fund"), you incur two types of costs: (1) insurance company charges; and (2) ongoing costs, which may include advisory fees, administration fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2023 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any insurance company charges. Therefore, the table below is useful in comparing ongoing costs, but will not help you determine the relative total cost of owning different funds. In addition, if these insurance company charges were included, your costs would have been higher.

	Beginning Account Value 1/1/23	Actual Ending Account Value 6/30/23	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$1,072.40	$1,020.73	$4.21	$4.11	0.82%
U.S. Real Estate Portfolio Class II	1,000.00	1,070.60	1,019.49	5.49	5.36	1.07

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

2

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.9%)
Apartments (12.2%)
AvalonBay Communities, Inc. REIT	107,653	$20,375
Essex Property Trust, Inc. REIT	31,843	7,461
Mid-America Apartment Communities, Inc. REIT	55,829	8,478
		36,314
Data Centers (12.9%)
Digital Realty Trust, Inc. REIT	118,686	13,515
Equinix, Inc. REIT	31,987	25,076
		38,591
Free Standing (8.0%)
Agree Realty Corp. REIT	87,823	5,743
NETSTREIT Corp. REIT	182,501	3,261
Realty Income Corp. REIT	247,243	14,783
		23,787
Gaming REITs (4.5%)
VICI Properties, Inc. REIT	428,819	13,478
Health Care (10.0%)
Ventas, Inc. REIT	186,545	8,818
Welltower, Inc. REIT	261,867	21,182
		30,000
Industrial (17.5%)
Americold Realty Trust, Inc. REIT	193,196	6,240
Prologis Inc. REIT	338,123	41,464
Rexford Industrial Realty, Inc. REIT	84,625	4,419
		52,123
Lodging/Resorts (3.1%)
Boyd Gaming Corp.	31,502	2,185
Host Hotels & Resorts, Inc. REIT	425,008	7,153
		9,338
Manufactured Homes (2.8%)
Sun Communities, Inc. REIT	63,599	8,297
Office (1.1%)
Alexandria Real Estate Equities, Inc. REIT	30,016	3,407
Regional Malls (4.3%)
Simon Property Group, Inc. REIT	110,942	12,812
Self Storage (8.9%)
Life Storage, Inc. REIT	68,977	9,171
Public Storage REIT	59,424	17,345
		26,516
Shopping Centers (6.3%)
Brixmor Property Group, Inc. REIT	358,623	7,890
Kite Realty Group Trust REIT	363,935	8,130
RPT Realty REIT	279,742	2,923
		18,943
Single Family Homes (4.7%)
American Homes 4 Rent, Class A REIT	394,466	13,984
	Shares	Value (000)
Specialty (2.6%)
Iron Mountain, Inc. REIT	138,498	$7,869
Total Common Stocks (Cost $276,445)		295,459
Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $2,888)	2,888,212	2,888
Total Investments (99.9%) (Cost $279,333) (a)		298,347
Other Assets in Excess of Liabilities (0.1%)		410
Net Assets (100.0%)		$298,757

(a)  At June 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $32,288,000 and the aggregate gross unrealized depreciation is approximately $13,274,000, resulting in net unrealized appreciation of approximately $19,014,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.1%
Industrial	17.5
Data Centers	12.9
Apartments	12.2
Health Care	10.1
Self Storage	8.9
Free Standing	8.0
Shopping Centers	6.3
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
3

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2023 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $276,445)	$295,459
Investment in Security of Affiliated Issuer, at Value (Cost $2,888)	2,888
Total Investments in Securities, at Value (Cost $279,333)	298,347
Foreign Currency, at Value (Cost $21)	20
Dividends Receivable	952
Receivable for Fund Shares Sold	239
Receivable from Affiliate	12
Other Assets	26
Total Assets	299,596
Liabilities:
Payable for Advisory Fees	368
Payable for Fund Shares Redeemed	238
Payable for Servicing Fees	113
Payable for Professional Fees	35
Payable for Distribution Fees — Class II Shares	32
Payable for Administration Fees	19
Payable for Custodian Fees	2
Payable for Transfer Agency Fees	1
Other Liabilities	31
Total Liabilities	839
NET ASSETS	$298,757
Net Assets Consist of:
Paid-in-Capital	$298,765
Total Accumulated Loss	(8)
Net Assets	$298,757
CLASS I:
Net Assets	$139,409
Net Asset Value, Offering and Redemption Price Per Share Applicable to 10,016,677 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.92
CLASS II:
Net Assets	$159,348
Net Asset Value, Offering and Redemption Price Per Share Applicable to 11,543,582 Outstanding $0.001 Par Value Shares (Authorized 500,000,000 Shares)	$13.80

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2023 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$5,688
Dividends from Security of Affiliated Issuer (Note H)	74
Total Investment Income	5,762
Expenses:
Advisory Fees (Note B)	1,031
Servicing Fees (Note D)	217
Distribution Fees — Class II Shares (Note E)	197
Administration Fees (Note C)	118
Professional Fees	67
Shareholder Reporting Fees	12
Transfer Agency Fees (Note F)	8
Custodian Fees (Note G)	6
Directors' Fees and Expenses	4
Pricing Fees	1
Other Expenses	7
Total Expenses	1,668
Waiver of Advisory Fees (Note B)	(264)
Rebate from Morgan Stanley Affiliate (Note H)	(3)
Net Expenses	1,401
Net Investment Income	4,361
Realized Loss:
Investments Sold	(11,335)
Foreign Currency Translation	— @
Net Realized Loss	(11,335)
Change in Unrealized Appreciation (Depreciation):
Investments	27,540
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	27,540
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	16,205
Net Increase in Net Assets Resulting from Operations	$20,566

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2023 (unaudited) (000)	Year Ended December 31, 2022 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$4,361	$4,437
Net Realized Loss	(11,335)	(16,988)
Net Change in Unrealized Appreciation (Depreciation)	27,540	(95,351)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,566	(107,902)
Dividends and Distributions to Shareholders:
Class I	—	(35,265)
Class II	—	(40,499)
Total Dividends and Distributions to Shareholders	—	(75,764)
Capital Share Transactions:(1)
Class I:
Subscribed	4,472	16,407
Distributions Reinvested	—	35,265
Redeemed	(10,272)	(24,802)
Class II:
Subscribed	4,146	16,156
Distributions Reinvested	—	40,499
Redeemed	(10,763)	(25,646)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(12,417)	57,879
Total Increase (Decrease) in Net Assets	8,149	(125,787)
Net Assets:
Beginning of Period	290,608	416,395
End of Period	$298,757	$290,608
(1) Capital Share Transactions:
Class I:
Shares Subscribed	332	1,005
Shares Issued on Distributions Reinvested	—	2,499
Shares Redeemed	(762)	(1,324)
Net Increase (Decrease) in Class I Shares Outstanding	(430)	2,180
Class II:
Shares Subscribed	312	1,021
Shares Issued on Distributions Reinvested	—	2,887
Shares Redeemed	(797)	(1,414)
Net Increase (Decrease) in Class II Shares Outstanding	(485)	2,494

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$12.98		$23.47		$17.13		$21.93		$19.52		$21.72
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.21		0.25		0.27		0.35		0.51		0.51
Net Realized and Unrealized Gain (Loss)	0.73		(6.24)		6.49		(4.20)		3.15		(2.13)
Total from Investment Operations	0.94		(5.99)		6.76		(3.85)		3.66		(1.62)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		(0.42)		(0.48)		(0.42)		(0.58)
Net Realized Gain	—		(4.26)		—		(0.47)		(0.83)		—
Total Distributions	—		(4.50)		(0.42)		(0.95)		(1.25)		(0.58)
Net Asset Value, End of Period	$13.92		$12.98		$23.47		$17.13		$21.93		$19.52
Total Return(2)	7.24	%(3)	(27.05)%		39.80%		(16.85)%		18.94%		(7.71)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$139,409		$135,581		$194,007		$169,291		$200,635		$185,191
Ratio of Expenses Before Expense Limitation	1.00	%(4)	1.01%		0.98%		0.99%		0.97%		1.03%
Ratio of Expenses After Expense Limitation	0.82	%(4)(5)	0.82	%(5)	0.82	%(5)	0.82	%(5)	0.82	%(5)	0.86	%(5)(6)
Ratio of Net Investment Income	3.10	%(4)(5)	1.46	%(5)	1.36	%(5)	2.07	%(5)	2.36	%(5)	2.47	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	29	%(3)	61%		129%		50%		20%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.82% for Class I shares. Prior to July 1, 2018, the maximum ratio was 0.90% for Class I shares.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023

Financial Highlights

U.S. Real Estate Portfolio

	Class II
	Six Months Ended June 30, 2023		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2022		2021		2020		2019		2018
Net Asset Value, Beginning of Period	$12.89		$23.32		$17.03		$21.80		$19.40		$21.59
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.19		0.20		0.22		0.30		0.45		0.46
Net Realized and Unrealized Gain (Loss)	0.72		(6.18)		6.44		(4.17)		3.14		(2.13)
Total from Investment Operations	0.91		(5.98)		6.66		(3.87)		3.59		(1.67)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.37)		(0.43)		(0.36)		(0.52)
Net Realized Gain	—		(4.26)		—		(0.47)		(0.83)		—
Total Distributions	—		(4.45)		(0.37)		(0.90)		(1.19)		(0.52)
Net Asset Value, End of Period	$13.80		$12.89		$23.32		$17.03		$21.80		$19.40
Total Return(2)	7.06	%(3)	(27.22)%		39.44%		(17.10)%		18.68%		(7.97)%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$159,348		$155,027		$222,388		$190,554		$228,085		$218,290
Ratio of Expenses Before Expense Limitation	1.25	%(4)	1.26%		1.23%		1.24%		1.22%		1.28%
Ratio of Expenses After Expense Limitation	1.07	%(4)(5)	1.07	%(5)	1.07	%(5)	1.07	%(5)	1.07	%(5)	1.11	%(5)(6)
Ratio of Net Investment Income	2.85	%(4)(5)	1.21	%(5)	1.11	%(5)	1.82	%(5)	2.11	%(5)	2.22	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	29	%(3)	61%		129%		50%		20%		40%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period. Performance does not reflect fees and expenses imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

(3)  Not annualized.

(4)  Annualized.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.07% for Class II shares. Prior to July 1, 2018, the maximum ratio was 1.15% for Class II shares.

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements

Morgan Stanley Variable Insurance Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of ten separate active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund offers two classes of shares — Class I and Class II. Both classes of shares have identical voting rights (except that shareholders of a Class have exclusive voting rights regarding any matter relating solely to that Class of shares), dividend, liquidation and other rights.

The Company is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of certain life insurance companies.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for

9

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$36,314	$—	$—	$36,314
Data Centers	38,591	—	—	38,591
Free Standing	23,787	—	—	23,787
Gaming REITs	13,478	—	—	13,478
Health Care	30,000	—	—	30,000
Industrial	52,123	—	—	52,123
Lodging/Resorts	9,338	—	—	9,338
Manufactured Homes	8,297	—	—	8,297
Office	3,407	—	—	3,407
Regional Malls	12,812	—	—	12,812
Self Storage	26,516	—	—	26,516
Shopping Centers	18,943	—	—	18,943
Single Family Homes	13,984	—	—	13,984
Specialty	7,869	—	—	7,869
Total Common Stocks	295,459	—	—	295,459
Short-Term Investment
Investment Company	2,888	—	—	2,888
Total Assets	$298,347	$—	$—	$298,347

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

10

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in U.S. companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.70%	0.65%	0.60%

11

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

For the six months ended June 30, 2023, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.52% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.82% for Class I shares and 1.07% for Class II shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2023, approximately $264,000 of advisory fees were waived pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Servicing Fees: The Company accrues daily and pays quarterly a servicing fee of up to 0.17% of the average daily value of shares of the Fund held in an insurance company's account. Certain insurance companies have entered into a servicing agreement with the Company to provide administrative and other contract-owner related services on behalf of the Fund.

E. Distribution Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Distributor of the Fund and provides the Fund's Class II shareholders with distribution services pursuant to a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the Act. Under the Plan, the Fund is authorized to pay the Distributor a distribution fee, which is accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class II shares.

F. Dividend Disbursing and Transfer/Co-Transfer Agent: The Company's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Company pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended June 30, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer Agency Fees" in the Statement of Operations, amounted to less than $500.

G. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

H. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2023, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $86,883,000 and $92,155,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2023.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2023, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2023 is as follows:

Affiliated Investment Company	Value December 31, 2022 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$5,503	$24,912	$27,527	$74
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2023 (000)
Liquidity Funds	$—	$—	$2,888

12

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

I. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 Distributions Paid From:		2021 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$32,241	$43,523	$7,396	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2022.

At December 31, 2022, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$5,900	$—

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $16,245,000, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

J. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. Effective April 17, 2023, the committed line amount increased to $500,000,000. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank

13

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Notes to Financial Statements (cont'd)

funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the six months ended June 30, 2023, the Fund did not have any borrowings under the Facility.

K. Other: At June 30, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 77.9%.

L. Market Risk: An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

14

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's actual management fee was lower than its peer group average, and contractual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable; and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser

15

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Investment Advisory Agreement Approval (cont'd)

and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

16

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2023, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2022, through December 31, 2022, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

17

Morgan Stanley Variable Insurance Fund, Inc.

Semi-Annual Report – June 30, 2023 (unaudited)

Directors and Officers Information

Directors

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
P.O. Box 219804
Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Custodian

State Street Bank and Trust Company
One Congress Street
Boston, Massachusetts 02114

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Company's Statement of Additional Information contains additional information about the Fund, including its Directors. It is available, without charge, by calling 1 (800) 869-6397.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

UIFREISAN
5836797 EXP 08.31.24

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) See Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification

SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Insurance Fund, Inc.

/s/ John H. Gernon
John H. Gernon Principal Executive Officer August 17, 2023

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon Principal Executive Officer August 17, 2023

/s/ Francis J. Smith
Francis J. Smith Principal Financial Officer August 17, 2023